Document and Entity Information	12 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	Amended XBRL being included on this Amendment No. 1 to Form S-1 to incorporate changes made since initial filing on December 14, 2012. Changes include: Amended a number in Note 4, a date and a table in Note 5, a date in Note 12 and a number in Note 18 in the Consolidated Financial Statements.
Document Period End Date	Sep 30, 2012
Entity Registrant Name	Charter Financial Corp
Entity Central Index Key	0001478726
Entity Filer Category	Smaller Reporting Company

Consolidated Statements of Financial Condition (USD $)	Sep. 30, 2012	Sep. 30, 2011
Assets
Cash and amounts due from depository institutions	$ 13,221,291	$ 9,780,584
Interest-bearing deposits in other financial institutions	95,606,929	139,981,062
Cash and cash equivalents	108,828,220	149,761,646
Loans held for sale, fair value of $2,741,672 and $299,744	2,691,508	291,367
Securities available for sale	189,379,333	158,736,574
Federal Home Loan Bank stock	5,318,200	10,590,900
Loans receivable:
Not covered under FDIC loss sharing agreements	436,966,775	430,359,086
Covered under FDIC loss sharing agreements, net	166,228,316	235,049,585
Unamortized loan origination fees, net (non-covered loans)	(1,101,481)	(1,010,480)
Allowance for loan losses (non-covered loans)	(8,189,895)	(9,369,837)
Loans receivable, net	593,903,715	655,028,354
Other real estate owned:
Not covered under FDIC loss sharing agreements	2,106,757	4,093,214
Covered under FDIC loss sharing agreements	21,903,204	24,671,626
Accrued interest and dividends receivable	3,241,320	3,690,433
Premises and equipment, net	23,610,642	21,765,298
Goodwill	4,325,282	4,325,282
Other intangible assets, net of amortization	1,280,309	1,827,462
Cash surrender value of bank owned life insurance	33,831,920	32,774,523
FDIC Receivable for loss sharing agreements	35,135,533	96,777,791
Deferred income taxes	6,176,199	4,557,858
Other assets	487,954	2,817,922
Total assets	1,032,220,096	1,171,710,250
Liabilities:
Deposits	800,261,546	911,093,806
FHLB advances and other borrowings	81,000,000	110,000,000
Advance payments by borrowers for taxes and insurance	651,520	462,882
Other liabilities	7,786,262	10,737,862
Total liabilities	889,699,328	1,032,294,550
Stockholders' equity:
Common stock, $0.01 par value; 19,859,219 shares issued at September 30, 2012 and September 30, 2011, respectively; 18,229,760 shares outstanding at September 30, 2012 and 18,603,889 shares outstanding at September 30, 2011	198,592	198,592
Preferred Stock, no par value; 10,000,000 shares authorized
Additional paid-in capital	73,483,605	73,083,363
Treasury stock, at cost; 1,629,459 shares at September 30, 2012 and 1,255,330 shares at September 30, 2011	(39,362,686)	(36,127,940)
Unearned compensation - ESOP	(3,571,121)	(3,729,390)
Retained earnings	111,568,998	107,962,533
Accumulated other comprehensive gain (loss) - net unrealized holding gain (losses) on securities available for sale, net of tax	203,380	(1,971,458)
Total stockholders' equity	142,520,768	139,415,700
Commitments and contingencies
Total liabilities and stockholders' equity	$ 1,032,220,096	$ 1,171,710,250

Consolidated Statements of Financial Condition (Parenthetical) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Loans held for sale, fair value	$ 2,741,672	$ 299,744
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	19,859,219	19,859,219
Common stock, shares outstanding	18,229,760	18,603,889
Preferred stock, Par value
Preferred stock, Authorized	10,000,000	10,000,000
Treasury stock, shares	1,629,459	1,255,330

Consolidated Statements of Income (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Interest and dividend income:
Loans receivable	$ 44,194,909	$ 41,361,825	$ 42,594,530
Mortgage-backed securities and collateralized mortgage obligations	3,368,183	3,943,269	6,983,394
Federal Home Loan Bank Stock	114,580	91,706	50,407
Other investment securities available for sale	261,600	153,977	195,080
Interest-bearing deposits in other financial institutions	161,766	235,535	135,379
Total interest and dividend income	48,101,038	45,786,312	49,958,790
Interest expense:
Deposits	6,594,261	9,395,545	12,227,345
Borrowings	3,994,754	5,831,992	10,530,124
Total interest expense	10,589,015	15,227,537	22,757,469
Net interest income	37,512,023	30,558,775	27,201,321
Provision for loan losses, not covered under FDIC loss sharing agreement	3,300,000	1,700,000	5,800,000
Provision for covered loan losses	1,201,596	1,200,000	420,635
Net interest income after provision for loan losses	33,010,427	27,658,775	20,980,686
Noninterest income:
Service charges on deposit accounts	7,001,967	5,843,016	5,789,043
Gain on securities available for sale	939,766	774,277	898,915
Total impairment losses on securities	(2,573,625)	(5,598,920)	(4,884,612)
Portion of losses recognized in other comprehensive income	2,300,366	3,302,678	2,357,938
Net impairment losses recognized in earnings	(273,259)	(2,296,242)	(2,526,674)
Impairment loss on equity security			(1,000,000)
Loss on sale of other assets held for sale	(146,299)	(349,585)
Bank owned life insurance	1,057,397	1,096,510	1,128,164
Gain on sale of loans and loan servicing release fees	961,605	655,977	796,459
Loan servicing fees	386,656	388,625	334,255
Brokerage commissions	557,821	693,926	518,762
Acquisition gain		1,095,003	9,342,816
FDIC receivable for loss sharing agreements accretion	1,461,779	1,035,125	1,840,856
Other	967,505	346,322	387,129
Total noninterest income	12,914,938	9,282,954	17,509,725
Noninterest expenses:
Salaries and employee benefits	19,332,621	15,762,074	13,812,938
Occupancy	7,789,954	6,520,914	5,945,678
FHLB advance prepayment penalty		809,558
Legal and professional	1,627,769	2,105,319	1,507,993
Marketing	1,875,591	1,619,275	1,576,574
Federal insurance premiums and other regulatory fees	1,351,185	1,252,717	1,387,264
Net cost of operations of real estate owned	2,144,882	1,341,120	2,683,375
Furniture and equipment	919,525	772,716	669,572
Postage, office supplies and printing	1,025,597	962,239	780,079
Core deposit intangible amortization expense	547,153	237,437	183,194
Other	3,693,346	2,558,616	1,922,093
Total noninterest expenses	40,307,623	33,941,985	30,468,760
Income before income taxes	5,617,742	2,999,744	8,021,651
Income tax expense	639,050	694,392	2,086,661
Net income	$ 4,978,692	$ 2,305,352	$ 5,934,990
Basic net income per share	$ 0.28	$ 0.13	$ 0.32
Diluted net income per share	$ 0.28	$ 0.13	$ 0.32
Weighted average number of common shares outstanding	17,907,597	18,146,627	18,422,050
Weighted average number of common and potential common shares outstanding	17,936,493	18,183,938	18,473,624

Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Net income	$ 4,978,692	$ 2,305,352	$ 5,934,990
Less reclassification adjustment for net gains realized in net income, net of taxes of $362,749, $298,871, and $346,981, respectively	(577,017)	(475,406)	(551,934)
Net unrealized holding gains on investment and mortgage securities available for sale arising during the year, net of taxes of $1,624,516, $372,130, and $2,376,153, respectively	2,584,074	591,938	3,779,684
Other-than-temporary impairment losses recognized in earnings, net of taxes of $105,478, $886,349, and $975,296, respectively	167,781	1,409,893	1,551,378
Comprehensive income	$ 7,153,530	$ 3,831,777	$ 10,714,118

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Taxes on reclassification adjustment for net gains realized in net income	$ 362,749	$ 298,871	$ 346,981
Taxes on unrealized holding gains on investment and mortgage securities available for sale arising during the year	1,624,516	372,130	2,376,153
Taxes on other-than-temporary impairment losses recognized in earnings	$ 105,478	$ 886,349	$ 975,296

Consolidated Statements of Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-in Capital	Treasury Stock	Unearned Compensation ESOP	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Sep. 30, 2009	$ 99,345,178	$ 198,592	$ 42,751,898	$ (36,948,327)	$ (1,683,990)	$ 103,304,016	$ (8,277,011)
Beginning Balance (in shares) at Sep. 30, 2009		19,859,219
Net income	5,934,990					5,934,990
Change in unrealized loss on securities	4,779,128						4,779,128
Dividends paid, $0.10, $ 0.20 and $0.40 per share in 2012, 2011 and 2010 respectively	(1,640,926)					(1,640,926)
Allocation of ESOP common stock	137,000				137,000
Stock issuance (in shares)	4,400,000	4,400,000
Stock issuance	27,857,569	440,000	30,191,569		(2,334,000)
Cancellation of shares previously owned by First Charter, MHC (in shares)		(4,400,000)
Cancellation of shares previously owned by First Charter, MHC		(440,000)
Effect of restricted stock awards	402,242		68,563	333,679
Stock option expense	61,186		61,186
Ending Balance at Sep. 30, 2010	136,876,367	198,592	73,073,216	(36,614,648)	(3,880,990)	107,598,080	(3,497,883)
Ending Balance (in shares) at Sep. 30, 2010		19,859,219
Net income	2,305,352					2,305,352
Change in unrealized loss on securities	1,526,425						1,526,425
Dividends paid, $0.10, $ 0.20 and $0.40 per share in 2012, 2011 and 2010 respectively	(1,940,899)					(1,940,899)
Allocation of ESOP common stock	151,600				151,600
Effect of restricted stock awards	391,764		(94,944)	486,708
Stock option expense	105,091		105,091
Ending Balance at Sep. 30, 2011	139,415,700	198,592	73,083,363	(36,127,940)	(3,729,390)	107,962,533	(1,971,458)
Ending Balance (in shares) at Sep. 30, 2011		19,859,219
Net income	4,978,692					4,978,692
Change in unrealized loss on securities	2,174,838						2,174,838
Dividends paid, $0.10, $ 0.20 and $0.40 per share in 2012, 2011 and 2010 respectively	(1,372,227)					(1,372,227)
Allocation of ESOP common stock	158,269				158,269
Effect of restricted stock awards	659,633		306,366	353,267
Stock option expense	93,876		93,876
Repurchase of shares	(3,588,013)			(3,588,013)
Ending Balance at Sep. 30, 2012	$ 142,520,768	$ 198,592	$ 73,483,605	$ (39,362,686)	$ (3,571,121)	$ 111,568,998	$ 203,380
Ending Balance (in shares) at Sep. 30, 2012		19,859,219

Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Dividends paid, price per share	$ 0.1	$ 0.2	$ 0.4

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net income	$ 4,978,692	$ 2,305,352	$ 5,934,990
Adjustments to reconcile net income to net cash used in operating activities:
Provision for loan losses, not covered under FDIC loss sharing agreements	3,300,000	1,700,000	5,800,000
Provision for covered loan losses	1,201,596	1,200,000	420,635
Depreciation and amortization	1,782,588	1,335,515	1,097,217
Deferred income tax expense (benefit)	(2,738,714)	(1,973,499)	(277,892)
Accretion and amortization of premiums and discounts, net	2,974,208	1,995,603	1,343,798
Accretion of fair value discounts related to covered loans	(8,987,715)	(8,248,209)	(7,760,565)
Accretion of fair value discounts related to FDIC receivable	(1,461,779)	(1,035,125)	(1,840,856)
Gain on sale of loans and loan servicing release fees	(961,605)	(655,977)	(796,459)
Proceeds from sale of loans	40,057,748	33,976,397	21,775,030
Originations and purchases of loans held for sale	(41,496,284)	(31,550,298)	(21,916,571)
Gain on acquisition		(1,095,003)	(9,342,816)
Gain on sale of mortgage-backed securities, collateralized mortgage obligations, and other investments	(939,766)	(774,277)	(898,915)
Other-than-temporary impairment-securities	273,259	2,296,242	2,526,674
Other-than-temporary impairment-other			1,000,000
Write down of real estate owned	1,298,041	774,616	1,399,111
Loss on sale and writedowns of real estate owned	24,074	44,894	102,235
Loss on sale and writedowns of other assets held for sale	588,299	349,585
FHLB advance prepayment penalty		809,558
Recovery payable to FDIC on other real estate owned gains			(259,726)
Restricted stock award expense	108,845	216,668	191,906
Stock option expense	93,876	105,091	61,186
Increase in cash surrender value on bank owned life insurance	(1,057,397)	(1,096,510)	(1,128,164)
Changes in assets and liabilities:
Decrease in accrued interest and dividends receivable	449,113	267,173	1,163,551
Decrease (increase) in other assets	1,741,670	4,125,736	(5,182,241)
(Decrease) increase in other liabilities	(2,242,543)	(5,239,014)	2,902,698
Net cash (used in) provided by operating activities	(1,013,794)	(165,482)	(3,685,174)
Cash flows from investing activities:
Proceeds from sales of securities available for sale	41,638,363	41,338,234	54,299,637
Principal collections on securities available for sale	57,210,142	52,477,822	58,531,300
Purchase of securities available for sale	(135,293,105)	(111,244,487)	(14,582,959)
Proceeds from maturities of other securities available for sale	6,789,350	3,574,950	3,568,829
Proceeds from redemption of FHLB stock	5,317,700	4,473,912	1,085,900
Purchase of FHLB stock	(45,000)
Net decrease in loans receivable	40,430,538	59,326,132	21,252,730
Net decrease in FDIC receivable	70,878,537	45,638,131	49,515,577
Proceeds from sale of real estate owned	20,364,484	31,784,268	17,781,589
Proceeds from sale of premises and equipment	148,418	412,980
Purchases of premises and equipment	(2,755,197)	(839,960)	(5,777,124)
Net cash received from acquisitions		49,326,291	68,914,993
Net cash (used in) provided by investing activities	104,684,230	176,268,273	254,590,472
Cash flows from financing activities:
Purchase of treasury stock	(3,588,013)
Dividends paid	(1,372,227)	(1,940,899)	(1,640,926)
Stock issuance			27,857,569
Decrease in deposits	(110,832,260)	(156,755,359)	(70,489,262)
Proceeds from Federal Home Loan Bank advances	1,000,000
Principal payments on Federal Home Loan Bank advances	(30,000,000)	(102,809,558)	(24,491,486)
Net increase (decrease) in advance payments by borrowers for taxes and insurance	188,638	(473,911)	(342,647)
Net cash provided by (used in) financing activities	(144,603,862)	(261,979,727)	(69,106,752)
Net (decrease) increase in cash and cash equivalents	(40,933,426)	(85,876,936)	181,798,546
Cash and cash equivalents at beginning of period	149,761,646	235,638,582	53,840,036
Cash and cash equivalents at end of period	108,828,220	149,761,646	235,638,582
Supplemental disclosures of cash flow information:
Interest paid	10,973,958	16,565,221	22,918,703
Income taxes paid	2,529,000	1,678,641	3,724,092
Supplemental disclosure of noncash activities:
Real estate acquired through foreclosure of collateral on loans receivable	25,180,220	14,830,664	30,466,966
Premises and equipment acquired through foreclosure of collateral on loans receivable	474,000	286,154
Issuance of ESOP common stock	158,269	151,600	137,000
Effect of restricted stock awards	659,633	391,764	402,242
Unrealized gain on securities available for sale, net	2,174,838	1,526,425	4,779,128
Acquisitions
Assets acquired at fair value		248,978,989	316,233,077
Liabilities assumed at fair value		248,304,905	310,627,386
Net assets acquired		$ 674,084	$ 5,605,691

Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies

Note 1: Summary of Significant Accounting Policies

The consolidated financial statements of Charter Financial Corporation and subsidiary (the Company) include the financial statements of Charter Financial Corporation and its wholly owned subsidiary, CharterBank (the Bank). All intercompany accounts and transactions have been eliminated in consolidation.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”), enacted on July 21, 2010, is significantly changing the bank regulatory structure and affecting the lending, investment, trading and operating activities of depository institutions and their holding companies. The Dodd-Frank Act eliminated the Company’s former primary federal regulator, the Office of Thrift Supervision, and required the Bank to be regulated by the Office of the Comptroller of the Currency (the primary federal regulator for national banks). The Dodd-Frank Act also authorized the Federal Reserve Bank to supervise and regulate all savings and loan holding companies, including mutual holding companies and their mid-tier holding companies, like First Charter, MHC (the “MHC”) and Charter Financial, in addition to bank holding companies which the FRB already regulated.

Charter Financial Corporation was formed through the reorganization of CharterBank in October 2001. At that time, CharterBank converted from a federally chartered mutual savings and loan association into a two–tiered mutual holding company structure and became a direct wholly owned subsidiary of Charter Financial Corporation. Through a public offering during the same year, Charter Financial Corporation sold 20% of its common stock. During the year ended September 30, 2007 the Company repurchased approximately 500,000 of its shares and deregistered with the Securities and Exchange Commission. In conjunction with the deregistration from the Securities and Exchange Commission the Company moved the trading of its stock from NASDAQ to the Over-the-Counter Bulletin Board. First Charter, MHC, (“First Charter”) a federal mutual holding company, owns approximately 63% and 61%, respectively, of the outstanding shares of the common stock of Charter Financial Corporation at September 30, 2012 and 2011 following various treasury stock transactions of the Company. In September 2010, the Company completed an incremental stock offering in which 4,400,000 shares were sold to the public and First Charter cancelled 4,400,000 shares of Company stock that it held. In conjunction with the incremental stock offering, the Company moved the trading of its stock to the NASDAQ Capital Market.

On September 27, 2011, Charter Financial announced a 5% stock repurchase plan with repurchased shares being held in treasury and available for general corporate purposes and under this stock buyback plan 335,321 shares have been repurchased at a cost of $3,118,014.

On August 27, 2012, Charter Financial announced a 5% stock repurchase plan with repurchased shares being held in treasury and available for general corporate purposes. For the year ended September 30, 2012, 50,000 shares have been repurchased at a cost of $470,000.

First Charter, MHC waived dividends of $422,896, $1.7 million, and $5.7 million during the years ended September 30, 2012, 2011, and 2010, respectively.

The Company primarily provides real estate loans and a full range of deposit products to individual and small business consumers through its branch offices in West Central Georgia, East Central Alabama and the Florida Panhandle. In addition, the Company operates a cashless branch in Norcross, Georgia. The Company primarily competes with other financial institutions in its market area. The Company’s primary lending market has been the states of Georgia and Alabama with Florida being added as a result of the acquisition of The First National Bank of Florida (“FNB”). The Company operates and manages as a one-bank holding company and, as such, has no reportable segments.

The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America and to prevailing practices within the financial institutions industry. The following is a summary of the significant accounting policies that the Company follows in presenting its consolidated financial statements.

(a)	Basis of Presentation

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and revenue and expenses for the period. Actual results could differ significantly from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans, the estimates used for fair value acquisition accounting and the FDIC receivable for loss sharing agreements, and the assessment for other-than-temporary impairment of investment securities, mortgage-backed securities, and collateralized mortgage obligations. In connection with the determination of the allowance for loan losses and the value of real estate owned, management obtains independent appraisals for significant properties. In connection with the assessment for other-than-temporary impairment of investment securities, mortgage-backed securities, and collateralized mortgage obligations, management obtains fair value estimates by independent quotations, assesses current credit ratings and related trends, reviews relevant delinquency and default information, assesses expected cash flows and coverage ratios, assesses the relative strength of credit support from less senior tranches of the securities, reviews average credit score data of underlying mortgages, and assesses other current data. The severity and duration of an impairment and the likelihood of potential recovery of an impairment is considered along with the intent and ability to hold any impaired security to maturity or recovery of carrying value.

A substantial portion of the Company’s loans is secured by real estate located in its market area. Accordingly, the ultimate collectability of a substantial portion of the Company’s loan portfolio is susceptible to changes in the real estate market conditions of this market area.

Certain reclassifications of 2010 and 2011 balances have been made to conform to classifications used in 2012. These reclassifications did not change net income.

(b)	Cash and Cash Equivalents

Cash and cash equivalents, as presented in the consolidated financial statements, include amounts due from other depository institutions and interest–bearing deposits in other financial institutions. Generally, interest–bearing deposits in other financial institutions are for one–day periods.

(c)	Investments, Mortgage–Backed Securities, and Collateralized Mortgage Obligations

Investments, mortgage–backed securities, and collateralized mortgage obligations available for sale are reported at fair value, as determined by pricing services. The pricing service valuations are reviewed by management for reasonableness. Investment in stock of the Federal Home Loan Bank (FHLB) is required of every federally insured financial institution, which utilizes its services. The investment in FHLB stock is carried at cost and such stock is evaluated for any potential impairment.

Purchase premiums and discounts on investment securities are amortized and accreted to interest income using a level yield method over the period to maturity of the related securities. Purchase premiums and discounts on mortgage–backed securities and collateralized mortgage obligations are amortized and accreted to interest income using the interest method over the remaining lives of the securities, taking into consideration assumed prepayment patterns.

Gains and losses on sales of investments, mortgage–backed securities, and collateralized mortgage obligations are recognized on the trade date, based on the net proceeds received and the adjusted carrying amount of the specific security sold.

A decline in the market value of any available for sale security below cost that is deemed other-than-temporary results in a charge to earnings and the establishment of a new cost basis for that security.

(d)	Loans and Interest Income

Loans are reported at the principal amounts outstanding, net of unearned income, deferred loan fees/origination costs, and the allowance for loan losses.

Interest income is recognized using the simple interest method on the balance of the principal amount outstanding. Unearned income, primarily arising from deferred loan fees, net of certain origination costs, and deferred gains on the sale of the guaranteed portion of Small Business Administration (SBA) loans, is amortized over the expected lives of the underlying loans using the interest method.

Generally, the accrual of interest income is discontinued on loans when reasonable doubt exists as to the full, timely collection of interest or principal. Interest previously accrued but not collected is reversed against current period interest income when such loans are placed on nonaccrual status. Interest on nonaccrual loans, which is ultimately collected, is credited to income in the period received.

Impaired loans are measured based on the present value of expected future cash flows, discounted at the loan’s effective interest rate, or at the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent. The Company considers a loan impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the note agreement. Large pools of smaller balance homogeneous loans, such as consumer and installment loans, are collectively evaluated for impairment by the Company. Impairment losses are included in the allowance for loan losses through a charge to the provision for loan losses. Cash receipts on impaired loans for which the accrual of interest has been discontinued are recorded as income when received unless full recovery of principal is in doubt whereby cash received is recorded as principal reduction.

Gains or losses on the sale of mortgage loans are recognized at settlement dates and are computed as the difference between the sales proceeds received and the net book value of the mortgage loans sold.

Loans held for sale are carried at the lower of aggregate cost or market, with market determined on the basis of open commitments for committed loans. For uncommitted loans, market is determined on the basis of current delivery prices in the secondary mortgage market.

Acquired loans are recorded at fair value at the date of acquisition. The fair values of loans with evidence of credit deterioration (impaired loans) are recorded net of a non-accretable difference and, if appropriate, an accretable yield. The difference between contractually required principal and interest payments at acquisition and the cash flows expected to be collected at acquisition is the non-accretable difference, which is included in the carrying amount of acquired loans. Subsequent decreases to the expected cash flows will generally result in a provision for loan losses. Subsequent significant increases in cash flows result in a reversal of the provision for loan losses to the extent of prior provisions, or a reclassification of the difference from non-accretable to accretable with a positive impact on the accretion of interest income in future periods. Any excess of cash flows expected at acquisition over the estimated fair value is referred to as the accretable yield and is recognized in interest income over the remaining life of the loan when there is reasonable expectation about the amount and timing of such cash flows. The expected cash flows method of income recognition is also used for other acquired loans in the NCB and MCB acquisitions.

Performing loans acquired in the FNB acquisition are accounted for using the contractual cash flows method of recognizing discount accretion based on the acquired loans’ contractual cash flows. Purchased performing loans are recorded at fair value. Credit losses on acquired performing loans are estimated based on analysis of the performing portfolio. Such estimated credit losses are recorded as an acquisition fair value adjustment and are accreted as an adjustment to yield over the estimated lives of the loans. Effective October 1, 2009, as a result of the adoption of new accounting guidance, there is no allowance for loan losses established at the acquisition date for purchased performing loans. A provision for loan losses is recorded for any further deterioration in these loans subsequent to the acquisition.

Loans covered under loss sharing agreements with the FDIC (Covered Loans) are reported in loans exclusive of the expected reimbursement from the FDIC as it is not contractually embedded in the loans and loss sharing is not transferable with the loans should a decision be made to dispose of them. Covered Loans are initially recorded at fair value at the acquisition date and we continually reviewed for collectability based on the expectation of cash flows on these loans. Prospective losses incurred on Covered Loans are eligible for partial reimbursement by the FDIC under loss sharing agreements. Subsequent decreases in the amount expected to be collected result in a provision for credit losses, an increase in the allowance for loan and lease losses, and a proportional adjustment to the FDIC receivable for the estimated amount to be reimbursed. Subsequent significant increases in the amount expected to be collected result in the reversal of any previously recorded provision for credit losses and related allowance for loan and lease losses and adjustments to the FDIC receivable, or accretion of certain fair value amounts into interest income in future periods if no provision for credit losses had been recorded. Adjustments of the FDIC receivable are recorded over the lesser of the remaining life of applicable covered loans or the remaining term of loss sharing. Interest is accrued daily on the outstanding principal balances of non-impaired loans. Accretable discounts related to certain fair value adjustments are accreted into income over the estimated lives of the loans on a level yield basis.

Covered Loans which are more than 90 days past due with respect to contractual interest or principal, unless they are well secured and in the process of collection, and other covered loans on which full recovery of principal or interest is in doubt, are placed on nonaccrual status as to contractual interest. Substantially all covered loans record accretion income based on the expected cash flows method.

In accordance with the loss sharing agreements with the FDIC, certain expenses relating to covered assets of external parties such as legal, property taxes, insurance, and the like may be partially reimbursed by the FDIC. Such qualifying future expenditures on covered assets will result in an increase to the FDIC receivable.

(e)	Allowance for Loan Losses

The allowance for loan losses is adjusted through provisions for loan losses charged or credited to operations. Loans are charged off against the allowance for loan losses when management believes that the collection of the principal is unlikely. Subsequent recoveries are added to the allowance. The allowance is determined through consideration of such factors as changes in the nature and volume of the portfolio, overall portfolio quality, delinquency trends, adequacy of collateral, loan concentrations, specific problem loans, and economic conditions that may affect the borrowers’ ability to pay.

To the best of management’s ability, all known and inherent losses that are both probable and reasonable to estimate have been recorded. While management uses available information to recognize losses on loans, future additions to the allowance may be necessary based on changes in economic conditions. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses. Such agencies may require the Company to adjust the allowance based on their judgment about information available to them at the time of their examination.

(f)	Real Estate Owned

Real estate acquired through foreclosure, consisting of properties obtained through foreclosure proceedings or acceptance of a deed in lieu of foreclosure, is reported on an individual asset basis at the lower of cost or fair value, less disposal costs. Fair value is determined on the basis of current appraisals, comparable sales, and other estimates of value obtained principally from independent sources. When properties are acquired through foreclosure, any excess of the loan balance at the time of foreclosure over the fair value of the real estate held as collateral is recognized and charged to the allowance for loan losses. Subsequent write–downs are charged to a separate allowance for losses pertaining to real estate owned, established through provisions for estimated losses on real estate owned charged to operations. Based upon management’s evaluation of the real estate acquired through foreclosure, additional expense is recorded when necessary in an amount sufficient to reflect any estimated declines in fair value. Gains and losses recognized on the disposition of the properties are recorded in noninterest expense in the consolidated statements of income.

Other real estate acquired through foreclosure covered under loss sharing agreements with the FDIC is reported exclusive of expected reimbursement cash flows from the FDIC. Subsequent decreases to the estimated recoverable value of covered other real estate result in a reduction of covered other real estate, and a charge to other expense, and an increase in the FDIC receivable for the estimated amount to be reimbursed, with a corresponding amount recorded in noninterest expense.

Costs of improvements to real estate are capitalized, while costs associated with holding the real estate are charged to operations.

(g)	Premises and Equipment

Premises and equipment are stated at cost, less accumulated depreciation, which is computed using the straight–line method over the estimated useful lives of the assets. The estimated useful lives of the assets range from 20 to 39 years for buildings and improvements and 3 to 15 years for furniture, fixtures, and equipment.

(h)	Receivable from FDIC for Loss Sharing Agreements

Under loss sharing agreements with the FDIC, the Bank recorded a receivable from the FDIC equal to the reimbursable portion of the estimated losses in the covered loans and other real estate acquired. The receivable is measured separately from the covered assets acquired as it is not contractually embedded in the loans and not transferrable with the loans should a decision be made to dispose of them. The receivable was recorded at the present value of the estimated cash flows using discount rates of approximately four percent, one and a half percent, and two percent, respectively, at the date of the respective acquisition and will be reviewed and updated prospectively as loss estimates related to covered loans and other real estate acquired through foreclosure change. These cash flows were discounted to reflect the uncertainty of the timing and receipt of the loss share reimbursements from the FDIC. Certain adjustments to the receivable are recorded over the lesser of the remaining life of applicable covered loans or the term of loss sharing. Most third party expenses on real estate and covered loans are covered under the loss sharing agreements and the cash flows from the reimbursable portion are included in the estimate of cash flows.

(i)	Mortgage Banking Activities

As a part of normal business operations, the Company originates residential mortgage loans that have been pre-approved by secondary investors. The terms of the loans are set by the secondary investors, and the purchase price that the investor will pay for the loan is agreed to prior to the commitment of the loan by the Company. Generally within three weeks after funding, the loans are transferred to the investor in accordance with the agreed-upon terms. The Company records gains from the sale of these loans on the settlement date of the sale equal to the difference between the proceeds received and the carrying amount of the loan. The gain generally represents the portion of the proceeds attributed to servicing release premiums received from the investors and the realization of origination fees received from borrowers which were deferred as part of the carrying amount of the loan. Between the initial funding of the loans by the Company and the subsequent reimbursement by the investors, the Company carries the loans on its balance sheet at the lower of cost or market. The fair value of the underlying commitment is not material to the consolidated financial statements.

Fees for servicing loans for investors are based on the outstanding principal balance of the loans serviced and are recognized as income when earned.

(j)	Income Taxes

The Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. In assessing the reliability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies by jurisdiction and entity in making this assessment. The Company allocates income taxes to the members of the consolidated tax return group based on their proportion of taxable income.

(k)	Comprehensive Income

Comprehensive income for the Company consists of net income for the period, unrealized holding gains and losses on investments, mortgage–backed securities, and collateralized mortgage obligations classified as available for sale, net of income taxes, and certain reclassification adjustments.

(l)	Goodwill and Other Intangible Assets

Intangible assets include costs in excess of net assets acquired and core deposit intangibles recorded in connection with the acquisitions of EBA Bancshares, Inc. and subsidiary, Eagle Bank of Alabama (collectively “EBA”), McIntosh Commercial Bank and The First National Bank of Florida. The core deposit intangible is being amortized over thirteen, five and six years, respectively.

The Company tests its goodwill for impairment annually and upon certain triggering events on an interim basis. The primary method used in the Company’s impairment assessment is the monitoring of the Company’s market capitalization, adjusted for an estimated control premium, compared to its recorded stockholders’ equity. No impairment charges have been recognized through September 30, 2012.

(m)	Acquisitions

Accounting principles generally accepted in the United States (US GAAP) requires that the acquisition method of accounting, formerly referred to as purchase method, be used for all business combinations and that an acquirer be identified for each business combination. Under US GAAP, the acquirer is the entity that obtains control of one or more businesses in the business combination, and the acquisition date is the date the acquirer achieves control. US GAAP requires that the acquirer recognize the fair value of assets acquired, liabilities assumed, and any noncontrolling interest in the acquiree at the acquisition date.

The Company’s wholly-owned subsidiary acquired certain assets and liabilities of Neighborhood Community Bank (“NCB”) headquartered in Newnan, Georgia on June 26, 2009. The acquisition was completed with the assistance of the Federal Deposit Insurance Corporation (FDIC), which had been appointed Receiver of the entity by its state banking authority immediately prior to the Bank’s acquisition. The acquired assets and assumed liabilities of NCB were measured at estimated fair value. Management made significant estimates and exercised significant judgment in accounting for the acquisition of NCB. Management judgmentally assigned risk ratings to loans based on appraisals and estimated collateral values, expected cash flows, prepayment speeds and estimated loss factors to measure fair values for loans. Other real estate acquired through foreclosure was valued based upon pending sales contracts and appraised values, adjusted for current market conditions. Management used quoted or current market prices to determine the fair value of investment securities, short-term borrowings and long-term obligations that were assumed from NCB. The carrying value of certain long-term assets acquired in the acquisition of NCB, primarily the estimated value of core deposits of approximately $1.1 million, were reduced to zero by the excess of fair value of net assets acquired over liabilities assumed in the acquisition.

The Company’s wholly-owned subsidiary acquired certain assets and liabilities of McIntosh Commercial Bank (“MCB”) headquartered in Carrollton, Georgia on March 26, 2010. The acquisition was completed with the assistance of the Federal Deposit Insurance Corporation (FDIC), which had been appointed Receiver of the entity by its state banking authority immediately prior to the Bank’s acquisition. The acquired assets and assumed liabilities of MCB were measured at estimated fair value. Management made significant estimates and exercised significant judgment in accounting for the acquisition of MCB. Management judgmentally assigned risk ratings to loans based on appraisals and estimated collateral values, expected cash flows, and estimated loss factors to measure fair values for loans. Other real estate acquired through foreclosure was valued based upon pending sales contracts and appraised values, adjusted for current market conditions. Management used quoted or current market prices to determine the fair value of investment securities, short-term borrowings and long-term obligations that were assumed from MCB.

The Company’s wholly-owned subsidiary acquired certain assets and liabilities of The First National Bank of Florida (“FNB”) headquartered in Milton, Florida on September 9, 2011. The acquisition was completed with the assistance of the Federal Deposit Insurance Corporation (FDIC), which had been appointed Receiver of the entity by its state banking authority immediately prior to the Bank’s acquisition. The acquired assets and assumed liabilities of FNB were measured at estimated fair value. Management made significant estimates and exercised significant judgment in accounting for the acquisition of FNB. Management judgmentally assigned risk ratings to loans based on appraisals and estimated collateral values, expected cash flows, prepayment speeds and estimated loss factors to measure fair values for loans. Other real estate acquired through foreclosure was valued based upon pending sales contracts and appraised values, adjusted for current market conditions. Management used quoted or current market prices to determine the fair value of investment securities acquired from FNB.

(n)	Stock–Based Compensation

The Company recognizes the estimated fair value of such equity instruments as expense as services are performed. The Company recognizes the total cost of the Company’s share based awards equal to the grant date fair value as expense on a straight line basis over the service periods of the awards.

(o)	Income Per Share

Basic net income per share is computed on the weighted average number of shares outstanding. Diluted net income per share is computed by dividing net income by weighted average shares outstanding plus potential common shares resulting from dilutive stock options, determined using the treasury stock method.

	Years Ended September 30,
	2012	2011	2010
Net income	$4,978,692	$2,305,352	$5,934,990

Denominator:
Weighted average common shares outstanding	17,907,597	18,146,627	18,422,050
Equivalent shares issuable upon vesting of restricted stock awards and dilutive shares	28,896	37,311	51,574

Diluted shares	17,936,493	18,183,938	18,473,624

Net income per share:
Basic	$0.28	$0.13	$0.32

Diluted	$0.28	$0.13	$0.32

(p)	Treasury Stock

Treasury stock is accounted for at cost.

(q)	Employee Stock Ownership Plan (ESOP)

The Company has an internally-leveraged ESOP trust that covers substantially all of its employees. The Company’s common stock not yet allocated to participants is reflected as unearned compensation in stockholders’ equity. The Company records compensation expense associated with the ESOP based on the average market price (fair value) of the total Company shares committed to be released, and subsequently allocated to participants, during the year. The Company further records as compensation expense any dividends declared on unallocated Company shares in the ESOP trust. Earnings per share computations include any allocated shares in the ESOP trust.

(r)	Bank Owned Life Insurance

The Company owns life insurance policies to provide for the payment of death benefits related to existing deferred compensation and supplemental income plans maintained for the benefit of certain executives and directors of the Company. The total cash surrender value amounts of such policies at September 30, 2012 and 2011 was $33,831,920 and $32,774,523, respectively. The Company recorded, as income, increases to the cash surrender value of $1,057,397, $1,096,510, and $1,128,164, for the three years ended September 30, 2012, 2011, and 2010, respectively.

(s)	Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an update to the accounting standards for amendments to achieve common fair value measurements and disclosure requirements in U.S. generally accepted accounting principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). This update, which is a joint effort between the FASB and the International Accounting Standards Board (“IASB”), amends existing fair value measurement guidance to converge the fair value measurement guidance in U.S. GAAP and IFRS. This update clarifies the application of existing fair value measurement requirements, changes certain principles in existing guidance and requires additional fair value disclosures. The update permits measuring financial assets and liabilities on a net credit risk basis, if certain criteria are met, increases disclosure surrounding company determined market prices (Level 3) financial instruments, and also requires the fair value hierarchy disclosure of financial assets and liabilities that are not recognized at fair value in the financial statements, but are included in disclosures at fair value. This update is effective for interim and annual periods beginning after December 15, 2011, and did not have a significant impact on the Company’s financial statements.

In June 2011, the FASB issued an update to the accounting standards relating to the presentation of comprehensive income. This update amends current accounting standards to require that all nonowner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. Subsequently, in December 2011, the FASB issued another update to defer the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income as previously established in the June 2011 update. The option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. This update is effective for interim and annual periods beginning after December 15, 2011. The Company has presented a separate consolidated statement of comprehensive income.

In September 2011, the FASB issued an update to the accounting standards relating to testing goodwill for impairment. This guidance allows companies to waive comparing the fair value of a reporting unit to its carrying amount in assessing the recoverability of goodwill if, based on qualitative factors, it is not more likely than not that the fair value of a reporting unit is less than its carrying amount. This update will be effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Management is evaluating the impact of this update on the Company’s consolidated financial statements.

In October 2012, the FASB issued an update to the accounting standards to provide guidance on the subsequent accounting treatment for an indemnification asset recognized at the acquisition date as a result of a government-assisted acquisition of a financial institution. The amendments in update require entities that recognize an indemnification asset (in accordance with Subtopic 805-20) as a result of a government-assisted acquisition of a financial institution and subsequently a change in the cash flows expected to be collected on the indemnification asset occurs (as a result of a change in cash flows expected to be collected on the assets subject to indemnification) to subsequently account for the change in the measurement of the indemnification asset on the same basis as the change in the assets subject to indemnification. Any amortization of changes in value should be limited to the contractual term of the indemnification agreement (that is, the lesser of the term of the indemnification agreement and the remaining life of the indemnified assets). The amendments in this guidance are effective for the Company for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted. The adoption of this update has no impact on the consolidated financial statements because the Company’s accounting procedures for the indemnification asset is in compliance with this amendment.

Goodwill and Other Intangible Assets	12 Months Ended
Sep. 30, 2012
Goodwill and Other Intangible Assets

Note 2: Goodwill and Other Intangible Assets

Goodwill and other intangible assets include cost in excess of net assets acquired and core deposit intangibles recorded in connection with certain acquisitions. Management tests goodwill for impairment on an annual basis, or more often if events or circumstances indicate there may be impairment. The core deposit intangibles are being amortized over the average remaining life of the acquired customer deposits, ranging from five to thirteen years. The Company recorded amortization expense related to the core deposit intangible of $547,153, $237,437, and $183,194 for the years ended September 30, 2012, 2011, and 2010, respectively.

At September 30, 2012 and 2011, intangible assets are summarized as follows:

	September 30,
	2012	2011

Goodwill	$4,325,282	$4,325,282

Core deposit intangible	$3,369,449	$3,369,449
Less accumulated amortization	2,089,140	1,541,987

	$1,280,309	$1,827,462

Amortization expense for the core deposit intangible for the next five years as of September 30, 2012 is as follows:

Year Ending September 30

2013	$476,422
2014	380,210
2015	266,180
2016	132,887
2017	24,610

$1,280,309

Federally Assisted Acquisitions	12 Months Ended
Sep. 30, 2012
Federally Assisted Acquisitions

Note 3: Federally Assisted Acquisitions

Neighborhood Community Bank

On June 26, 2009, the Bank purchased substantially all of the assets and assumed substantially all the liabilities of Neighborhood Community Bank from the FDIC, as Receiver of NCB. NCB operated four commercial banking branches primarily within the Newnan, Georgia area. The FDIC took NCB under receivership upon its closure by the Georgia Department of Banking and Finance. The Bank’s bid to purchase NCB included the purchase of substantially all NCB’s assets at a discount of $26,900,000 in exchange for assuming certain NCB deposits and certain other liabilities. No cash, deposit premium or other consideration was paid by the Bank. The Bank and the FDIC entered into loss sharing agreements regarding future losses incurred on loans and other real estate acquired through foreclosure existing at the acquisition date. Under the terms of the loss sharing agreements, the FDIC will reimburse the Bank for 80 percent of net losses on covered assets incurred up to $82,000,000, and 95 percent of net losses exceeding $82,000,000. The term for loss sharing on residential real estate loans is ten years, while the term for loss sharing on non-residential real estate loans is five years in respect to losses and eight years in respect to loss recoveries. As a result of the loss sharing agreements with the FDIC, the Bank recorded a receivable of $49,991,245 at the time of acquisition. As of September 30, 2012, the Bank has submitted $77,320,746, in cumulative net losses to the FDIC under the loss-sharing agreements of which $61,856,597 is reimbursable.

McIntosh Commercial Bank

On March 26, 2010, the Bank purchased substantially all of the assets and assumed substantially all the liabilities of McIntosh Commercial Bank (MCB) from the FDIC, as Receiver of MCB. MCB operated four commercial banking branches and was headquartered in Carrollton, Georgia. The FDIC took MCB under receivership upon its closure by the Georgia Department of Banking and Finance. The Bank’s bid to purchase MCB included the purchase of substantially all MCB’s assets at a discount of $53,000,000 in exchange for assuming certain MCB deposits and certain other liabilities. No cash, deposit premium or other consideration was paid by the Bank. The Bank and the FDIC entered into loss sharing agreements regarding future losses incurred on loans and other real estate acquired through foreclosure existing at the acquisition date. Under the terms of the loss sharing agreements, the FDIC will reimburse the Bank for 80 percent of net losses on covered assets incurred up to $106,000,000, and 95 percent of net losses exceeding $106,000,000. The term for loss sharing on residential real estate loans is ten years, while the term of for loss sharing on non-residential real estate loans is five years in respect to losses and eight years in respect to loss recoveries. As a result of the loss sharing agreements with the FDIC, the Bank recorded a receivable of $108,252,007 at the time of acquisition. As of September 30, 2012, the Bank has submitted $130,225,904 in net cumulative losses to the FDIC under the loss-sharing agreements of which $107,814,609 is reimbursable.

The acquisition of MCB was accounted for under the acquisition method of accounting. The statement of net assets acquired and the resulting acquisition date purchase gain is presented in the following table. As explained in the explanatory notes that accompany the following table, the purchased assets, assumed liabilities and identifiable intangible assets were recorded at the acquisition date fair value.

For the quarter ended March 31, 2010 and the year ended September 30, 2010, the Company retrospectively lowered the bargain purchase gain recognized on the purchase of MCB from $15.6 million to $9.3 million. This was required by FASB ASC 805, “Business Combinations,” when, subsequent to the acquisition date, the Company obtained third-party appraisals and other valuations for the majority of MCB’s collateral-dependent problem loans and foreclosed real estate indicating, overall, that the appraised values were lower than the Company’s original estimates made as of the acquisition date. Such revisions to initial fair value estimates were determined to relate to facts and circumstances that existed at the acquisition date. Any information obtained after the acquisition date that is not about facts and circumstances that existed at the applicable acquisition date that affect estimated covered asset fair values are reflected as a provision for loan losses regardless of whether it was ascertained within a one-year measurement period following the acquisition date. Any losses beyond the revised estimate, should they occur, would be covered by the FDIC at the 95% reimbursement rate provided in the loss share agreement with the FDIC.

The application of the acquisition method of accounting resulted in a pre-tax bargain purchase gain of $9,342,816 for the year ended September 30, 2010 which was included in noninterest income. The amount of the gain is equal to the excess of the fair value of the recorded assets acquired over the fair value of liabilities assumed.

The following table presents the assets acquired and liabilities assumed, as recorded by MCB on the acquisition date and as adjusted for purchase accounting adjustments.

	As recorded by MCB		Fair value adjustments		As recorded by CharterBank
Assets
Cash and due from banks	$32,285,757		$36,629,236	(a)	$68,914,993
FHLB and other bank stock	1,321,710		(200,410	)(b)	1,121,300
Mortgage-backed securities	24,744,318		(75,028	)(c)	24,669,290
Loans	207,644,252		(110,645,341	)(d)	96,998,911
Other real estate owned	55,267,968		(40,136,424	)(e)	15,131,544
FDIC receivable for loss sharing agreements	—		108,252,007	(f)	108,252,007
Core deposit intangible	—		258,811	(g)	258,811
Other assets	1,313,923		(427,702	)(h)	886,221

Total assets	$322,577,928		$(6,344,851)		$316,233,077

Liabilities
Deposits:
Noninterest-bearing	$5,443,673		$—		$5,443,673
Interest-bearing	289,862,953		683,100	(i)	290,546,053

Total deposits	295,306,626		683,100		295,989,726
FHLB advance and other borrowings	9,491,486		—		9,491,486
Deferred tax liability	—		3,737,126	(j)	3,737,126
Other liabilities	1,409,048		—		1,409,048

Total liabilities	306,207,160		4,420,226		310,627,386

Excess of assets acquired over liabilities assumed	$16,370,768	(k)

Aggregate fair value adjustments			$(10,765,077)

Net assets of MCB acquired					$5,605,691

Explanation of fair value adjustments

(a) – Adjustment reflects the initial wire received from the FDIC on the acquisition date.

(b) – Adjustment reflects the estimated fair value of other bank stock.

(c) – Adjustment reflects fair value adjustments based on the Bank’s evaluation of the acquired mortgage-backed securities portfolio.

(d) – Adjustment reflects fair value adjustments based on the Bank’s evaluation of the acquired loan portfolio. The fair value adjustment includes adjustments for estimated credit losses, liquidity and servicing costs.

(e) – Adjustment reflects the estimated other real estate owned losses based on the Bank’s evaluation of the acquired other real estate owned portfolio.

(f) – Adjustment reflects the estimated fair value of payments the Bank will receive from the FDIC under loss sharing agreements. The receivable was recorded at present value of the estimated cash flows using an average discount rate of one and a half percent.

(g) – Adjustment reflects fair value adjustments to record the estimated core deposit intangible.

(h) – Adjustment reflects fair value adjustments to record certain other assets acquired in this transaction.

(i) – Adjustment reflects fair value adjustments based on the Bank’s evaluation of the acquired time deposit portfolio.

(j) – Adjustment reflects differences between the financial statement and tax bases of assets acquired and liabilities assumed.

(k) – Amount represents the excess of assets acquired over liabilities assumed and since the asset discount bid by CharterBank of $53 million exceeded this amount, the difference resulted in a cash settlement with the FDIC on the acquisition date.

Results of operations for MCB prior to the acquisition date are not included in the income statement for the year ended September 30, 2010. Due to the significant amount of fair value adjustments, the resulting accretion of those fair value adjustments and the protection resulting from the FDIC loss sharing agreements, historical results of MCB are not relevant to the Bank’s results of operations. Therefore, no pro forma information is presented.

Accounting standards prohibit carrying over an allowance for loan losses for impaired loans purchased in the MCB FDIC-assisted acquisition transaction. On the acquisition date, the preliminary estimate of the contractually required principal payments receivable for all impaired loans acquired in the MCB acquisition were $136,860,724 and the estimated fair value of the loans were $50,415,463. At such date, the Company established a credit risk related non-accretable discount (a discount representing amounts which are not expected to be collected from the customer nor liquidation of collateral) of $73,841,461 relating to these impaired loans, reflected in the recorded net fair value. Such amount is reflected as a non-accretable fair value adjustment to loans and a portion is also reflected in a receivable from the FDIC. The Company further estimated the timing and amount of expected cash flows in excess of the estimated fair value and established an accretable discount of $12,603,800 on the acquisition date relating to these impaired loans.

On the acquisition date, the preliminary estimate of the contractually required principal payments receivable for all other loans acquired in the acquisition was $70,783,528 and the estimated fair value of the loans were $46,583,448. At such date, the Company established a credit risk related non-accretable discount of $18,896,737 on these loans representing amounts which are not expected to be collected from the customer nor liquidation of collateral. In its estimate of cash flows for such loans, the Company also recorded an accretable discount of $5,303,343 relating to these other loans which will be recognized on a level yield basis over the life of the loans, representing periods up to sixty months, because accretable yield represents cash flows expected to be collected.

At the time of acquisition, the Company also recorded a net FDIC receivable of $108,252,007, representing FDIC indemnification under loss sharing agreements for covered loans and other real estate. Such receivable has been discounted by $1,677,938 for the expected timing of receipt of these cash flows.

The First National Bank of Florida

On September 9, 2011, the Bank purchased substantially all of the assets and assumed substantially all the liabilities of The First National Bank of Florida (FNB) from the FDIC, as Receiver of FNB. FNB operated eight commercial banking branches and was headquartered in Milton, Florida. The FDIC took FNB under receivership upon its closure by the Office of the Comptroller of the Currency. The Bank’s bid to purchase FNB included the purchase of substantially all FNB’s assets at a discount of $28,000,000 in exchange for assuming all FNB deposits and certain other liabilities. No cash, deposit premium or other consideration was paid by the Bank. The Bank and the FDIC entered into loss sharing agreements regarding future losses incurred on loans and other real estate acquired through foreclosure existing at the acquisition date. Under the terms of the loss sharing agreements, the FDIC will reimburse the Bank for 80 percent of net losses on covered assets. The term for loss sharing on residential real estate loans is ten years, while the term for loss sharing on non-residential real estate loans is five years in respect to losses and eight years in respect to loss recoveries. As a result of the loss sharing agreements with the FDIC, the Bank recorded a receivable of $51,555,999 at the time of acquisition. As of September 30, 2012, the Bank has submitted $47,316,518 in net cumulative losses to the FDIC under the loss-sharing agreements of which $37,853,214 is reimbursable.

The loss share agreements include a true-up payment in the event FNB’s losses do not reach the FDIC’s total intrinsic loss estimate, as defined in the loss sharing agreement, of $59,483,125. On September 9, 2021, the true-up measurement date, CharterBank is required to make a true-up payment to the FDIC equal to 50 percent of the excess, if any, of the following calculation: A-(B+C+D), where (A) equals 20 percent of the Total Intrinsic Loss Estimate, or $11,896,625; (B) equals 20 percent of the Net Loss Amount; (C) equals 25 percent of the asset (discount) bid, or ($7,000,000); and (D) equals 3.5 percent of total Shared Loss Assets at Bank Closing or $7,380,467. Current loss estimates indicate that no true-up payment will be paid to the FDIC. The FDIC assisted acquisitions of Neighborhood Community Bank (NCB”) and McIntosh Commercial Bank (“MCB”) are not subject to true-up payments.

The acquisition of FNB was accounted for under the acquisition method of accounting. The statement of net assets acquired and the resulting acquisition date purchase gain is presented in the following table. As explained in the explanatory notes that accompany the following table, the purchased assets, assumed liabilities and identifiable intangible assets were recorded at the acquisition date fair value. Fair values are preliminary and subject to refinement for up to one year after the closing date of the acquisition as additional information regarding the closing date fair values become available.

Noninterest income includes a pre-tax gain on acquisition of $1,095,003 for the year ended September 30, 2011. The amount of the gain is equal to the excess of the fair value of the recorded assets over the fair value of liabilities assumed.

The following table shows adjustments to the fair value of the assets and liabilities acquired and the resulting gain from the FNB acquisition as of September 9, 2011.

	As recorded by FNB		Fair value adjustments		As recorded by CharterBank
Assets
Cash and due from banks	$25,689,080		$23,637,211	(a)	$49,326,291
FHLB and FRB stock	993,612		—		993,612
Investment securities available for sale	13,002,568		(97,407	)(b)	12,905,161
Loans, net of unearned income	185,927,300		(61,459,964	)(c)	124,467,336
Other real estate owned	24,943,178		(17,387,076	)(d)	7,556,102
FDIC receivable for loss sharing agreements	—		51,555,999	(e)	51,555,999
Core deposit intangible	—		1,134,697	(f)	1,134,697
Other assets	1,291,037		(251,246	)(g)	1,039,791

Total assets acquired	$251,846,775		$(2,867,786)		$248,978,989

Liabilities
Deposits	244,715,032		—		244,715,032
Deferred tax liability	—		420,919	(j)	420,919
Other liabilities	2,768,954		400,000	(i)	3,168,954

Total liabilities assumed	247,483,986		820,919		248,304,905

Excess of assets acquired over liabilities assumed	$4,362,789	(h)

Aggregate fair value adjustments			$(3,688,705)

Net assets of FNB acquired					$674,084

Explanation of fair value adjustments

(a) – Adjustment reflects the initial wire received from the FDIC adjusted for overpayment by the FDIC on the acquisition date.

(b) – Adjustment reflects fair value adjustments based on the Bank’s evaluation of the acquired investment securities portfolio.

(c) – Adjustment reflects fair value adjustments based on the Bank’s evaluation of the acquired loan portfolio. The fair value adjustment includes adjustments for estimated credit losses, liquidity and servicing costs.

(d) – Adjustment reflects the estimated other real estate owned losses based on the Bank’s evaluation of the acquired other real estate owned portfolio.

(e) – Adjustment reflects the estimated fair value of payments the Bank will receive from the FDIC under loss sharing agreements. The receivable was recorded at present value of the estimated cash flows using an average discount rate of approximately two percent.

(f) – Adjustment reflects fair value adjustments to record the estimated core deposit intangible.

(g) – Adjustment reflects fair value adjustments to record certain other assets acquired in this transaction.

(h) – Amount represents the excess of assets acquired over liabilities assumed and since the asset discount bid by CharterBank of $28 million exceeded this amount, the difference resulted in a cash settlement with the FDIC on the acquisition date.

(i) – Adjustment reflects fair value adjustments to record certain other liabilities in this transaction.

(j) – Adjustment reflects differences between the financial statement and tax bases of assets acquired and liabilities assumed.

Results of operations for FNB prior to the acquisition date are not included in the income statement for the year ended September 30, 2011. Due to the significant amount of fair value adjustments, the resulting accretion of those fair value adjustments and the protection resulting from the FDIC loss sharing agreements, historical results of FNB are not relevant to the Bank’s results of operations. Therefore, no pro forma information is presented.

Accounting standards prohibit carrying over an allowance for loan losses for impaired loans purchased in the FNB FDIC-assisted acquisition transaction. On the acquisition date, the preliminary estimate of the contractually required principal payments receivable for all impaired loans acquired in the FNB acquisition were $121,640,137 and the estimated fair value of the loans were $57,815,980. At such date, the Company established a credit risk related non-accretable discount (a discount representing amounts which are not expected to be collected from the customer nor liquidation of collateral) of $52,620,752 relating to these impaired loans, reflected in the recorded net fair value. Such amount is reflected as a non-accretable fair value adjustment to loans and a portion is also reflected in a receivable from the FDIC. The Company further estimated the timing and amount of expected cash flows in excess of the estimated fair value and established an accretable discount of $11,203,405 on the acquisition date relating to these impaired loans.

On the acquisition date, the preliminary estimate of the contractually required principal payments receivable for all other loans acquired in the acquisition was $64,287,163 and the estimated fair value of the loans were $63,647,526. In its estimate of cash flows for such loans, the Company also recorded an accretable discount of $639,637 relating to these other loans which will be recognized as interest income utilizing the level yield method over the life of the loans, representing periods up to sixty months.

At the time of acquisition, the Company also recorded a net FDIC receivable of $51,555,999, representing FDIC indemnification under loss sharing agreements for covered loans and other real estate.

Securities Available for Sale	12 Months Ended
Sep. 30, 2012
Securities Available for Sale

Note 4: Securities Available for Sale

Securities available for sale are summarized as follows, credit ratings are current as of September 30, 2012:

	September 30, 2012
	Amortized Cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Other investment securities:
Tax-free municipals	$11,555,068	$25,004	$(1,571)	$11,578,501
U.S. government sponsored entities	16,519,624	107,431	—	16,627,055
Mortgage-backed securities:
FNMA certificates	84,836,714	1,748,088	—	86,584,802
GNMA certificates	4,568,181	377,231	—	4,945,412
FHLMC certificates	45,178,602	1,065,844	—	46,244,446
Collateralized mortgage obligations:
FNMA	7,712,770	314,386	—	8,027,156
GNMA	499,503	3,960	(152)	503,311
FHLMC	533,379	46,710	—	580,089
Private-label mortgage securities:
Investment grade	2,480,412	32,214	(155,882)	2,356,744
Split Rating [1]	6,922,884	—	(676,581)	6,246,303
Non investment grade	8,264,044	—	(2,578,530)	5,685,514

Total	$189,071,181	$3,720,867	$(3,412,716)	$189,379,333

[1]	Bonds with split ratings represent securities with separate investment and non investment grades.

	September 30, 2011
	Amortized Cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Other investment securities:
Tax-free municipals	$10,618,273	$21,404	$(13,452)	$10,626,225
U.S. government sponsored entities	17,414,309	95,567	—	17,509,876
Mortgage-backed securities:
FNMA certificates	62,750,950	856,995	—	63,607,945
GNMA certificates	5,841,685	246,044	—	6,087,729
FHLMC certificates	20,634,103	657,084	—	21,291,187
Collateralized mortgage obligations:
FNMA	16,682,474	451,103	—	17,133,577
GNMA	3,648,357	29,348	(1,130)	3,676,575
FHLMC	870,973	72,653	—	943,626
Private-label mortgage securities:
Investment grade	3,212,607	35,163	(424,674)	2,823,096
Split Rating [1]	9,041,253	6,335	(995,327)	8,052,261
Non investment grade	11,008,649	—	(4,024,172)	6,984,477

Total	$161,723,633	$2,471,696	$(5,458,755)	$158,736,574

[1]	Bonds with split ratings represent securities with separate investment and non investment grades.

Proceeds from called or matured securities available for sale during the years ended September 30, 2012, 2011 and 2010 were $6,789,350, $3,574,950, and $3,568,829, respectively. Proceeds from sales of securities available for sale during years ended September 30, 2012, 2011, and 2010 were $41,638,363, $41,338,234, and $54,299,637, respectively. Gross realized gains on the sale of these securities were $950,511, $774,277, and $1,108,584, for the years ended September 30, 2012, 2011 and 2010, respectively and gross realized losses were $10,745, $0, and $209,669, for the years ended September 30, 2012, 2011, and 2010, respectively.

The amortized cost and estimated fair value of investment securities available for sale as of September 30, 2012, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized cost	Estimated fair value
Less than 1 year	$1,619,783	$1,627,437
1-5 years	17,977,502	18,081,140
Greater than 5 years	8,477,407	8,496,978
Mortgage-backed securities	160,996,489	161,173,778

	$189,071,181	$189,379,333

The Company’s investment in FHLB stock was $5,318,200 and $10,590,900 September 30, 2012 and 2011, respectively. The investment in FHLB stock is carried at cost because it is considered a restricted stock investment with no readily determinable market value. As of September 30, 2012, the investment in FHLB stock represented approximately 0.515 percent of total assets and the amortized cost and fair value of this investment are equal. In determining the carrying amount of the FHLB stock, the Company evaluated the ultimate recoverability of the par value. The Company has reviewed the assessments by rating agencies, which have concluded that debt ratings are likely to remain unchanged and the FHLB has the ability to absorb economic losses, given the expectation that the various FHLB Banks have a very high degree of government support.

Furthermore, the Company currently has sufficient liquidity or has access to other sources of liquidity to meet all operational needs in the foreseeable future, and would not have the need to dispose of this stock below the recorded amount. For the reasons above, the Company concluded that the investment in FHLB stock is not other than temporarily impaired as of September 30, 2012 and ultimate recoverability of the par value of this investment is probable.

Securities available for sale with an aggregate carrying amount of $127,617,291 and $56,190,496 at September 30, 2012 and 2011, respectively, were pledged to secure FHLB advances.

There were no securities available for sale in a continuous unrealized loss position for less than 12 months at September 30, 2012. Securities available for sale in a continuous unrealized loss position for less than 12 months at September 30, 2011 are as follows:

	September 30, 2011
	Amortized cost	Gross unrealized losses	Estimated fair value
Other investment securities:
Tax-free municipals	$1,339,585	$(13,452)	$1,326,133
Collateralized mortgage obligations:
Private-label mortgage securities	1,782,525	(110,599)	1,671,926

	$3,122,110	$(124,051)	$2,998,059

Securities available for sale that have been in a continuous unrealized loss position for greater than 12 months at September 30, 2012 and 2011 are as follows:

	September 30, 2012
	Amortized cost	Gross unrealized losses	Estimated fair value
Other investment securities:
Tax-free municipals	$262,550	(1,571)	260,979
Collateralized mortgage obligations:
GNMA	133,587	(152)	133,435
Private-label mortgage securities	16,485,944	(3,410,993)	13,074,951

	$16,882,081	$(3,412,716)	$13,469,365

	September 30, 2011
	Amortized cost	Gross unrealized losses	Estimated fair value
Collateralized mortgage obligations:
GNMA	$346,140	$(1,130)	$345,010
Private-label mortgage securities	18,833,695	(5,333,574)	13,500,121

	$19,179,835	$(5,334,704)	$13,845,131

At September 30, 2012, the Company had approximately $3.4 million of gross unrealized losses on non-GSE collateralized mortgage obligations with aggregate amortized cost of approximately $16.5 million. During the year ended September 30, 2012 the Company recorded approximately $273,000 in other than temporary impairment on one security with this security being written off during the quarter ending March 31, 2012 bringing the cumulative other than temporary impairment to $380,000 at September 30, 2012. Other than previously stated, the Company is projecting that it will receive all contractual cash flows so there is no break in yield or additional other than temporary impairment. The remaining decline in fair value of the mortgage securities resulted from illiquidity and other concerns in the market place. The increase in the fair value of the remaining mortgage securities primarily resulted from increased liquidity and an overall improvement in the market for these securities.

Regularly, the Company performs an assessment to determine whether there have been any events or economic circumstances to indicate that a security on which there is an unrealized loss is impaired other-than-temporarily. The assessment considers many factors including the severity and duration of the impairment, the Company’s intent and ability to hold the security for a period of time sufficient for recovery in value, recent events specific to the industry, and current characteristics of each security such as delinquency and foreclosure levels, credit enhancements, and projected losses and loss coverage ratios. It is possible that the underlying collateral of these securities will perform worse than current expectations, which may lead to adverse changes in cash flows on these securities and potential future other-than-temporary impairment losses. Events that may trigger material declines in fair values for these securities in the future include but are not limited to, deterioration of credit metrics, significantly higher levels of default and severity of loss on the underlying collateral, deteriorating credit enhancement and loss coverage ratios, or further illiquidity. All of these securities were evaluated for other-than-temporary impairment based on an analysis of the factors and characteristics of each security as previously enumerated. The Company considers these unrealized losses to be temporary impairment losses primarily because of continued sufficient levels of credit enhancements and credit coverage levels of less senior tranches to tranches held by the Company.

The following table summarizes the changes in the amount of credit losses on the Company’s investment securities recognized in earnings for the years ended September 30, 2012, 2011 and 2010:

	Years Ended September 30,
	2012	2011	2010

Beginning balance of credit losses previously recognized in earnings	$4,822,916	$2,526,674	$—
Amount related to credit losses for securities for which an other-than-temporary impairment was not previously recognized in earnings	—	—	2,526,674
Amount related to credit losses for securities for which an other-than-temporary impairment was recognized in earnings	273,259	2,296,242	—
Reduction due to credit impaired securities sold or fully settled	(4,715,729)	—	—

Ending balance of cumulative credit losses recognized in earnings	$380,446	$4,822,916	$2,526,674

The following table shows issuer-specific information, including current par value, book value, fair value, credit rating and unrealized gain (loss) for the Company’s portfolio of private label mortgage obligations as of September 30, 2012.

Cusip	Description	Credit Rating [1]			Cumulative Net Impairment Losses Recognized in Earnings	Current Par Value	Amortized Cost	Market Value	Unrealized Gain (Loss)
		Moody	S&P	Fitch			(Dollars in thousands)
Investment Grade
36228FQF6	GSR 2003-4F 1A2	n/a	AAA/*-	AAA/*-	$—	$353	$353	$359	$6
55265KL80	MASTR 2003-8 4A1	n/a	AAA/*-	AAA	—	835	829	854	25
86359BVF5	SARM 2004-6 3A3	n/a	A+	n/a	—	1,299	1,299	1,143	(156)

	Total				$—	$2,487	$2,481	$2,356	$(125)

Split Rating
17307GDL9	CMLTI 2004-HYB1 A31	B1	n/a	AA/*-	$—	$1,449	$1,449	$1,446	$(3)
576433QD1	MARM 2004-7 5A1	Ba3	BBB-/*	n/a	—	5,474	5,474	4,802	(672)

	Total				$—	$6,923	$6,923	$6,248	$(675)

Non Investment Grade
576433UQ7	MARM 2004-13 B1	NR	B-/*	n/a	$380	$5,954	$5,574	$3,273	$(2,301)
576433VN3	MARM 2004-15 4A1	B3	n/a	B	—	2,690	2,690	2,412	(278)

	Total				$380	$8,644	$8,264	$5,685	$(2,579)

	Grand Total				$380	$18,054	$17,668	$14,289	$(3,379)

[1]	Credit ratings are current as of September 30, 2012.

During the year ended September 30, 2012, three of the Bank’s private-label mortgage securities experienced a rating downgrade while one experienced a rating upgrade. The MARM 2004-15 4A1 was downgraded by Moody’s from Ba3 to B3. The downgraded instrument has a book value of $2.7 million. This instrument continues to maintain a favorable credit support level and Bloomberg coverage ratio. The credit support and Bloomberg coverage ratio for the MARM 2004-15 4A1 was reported at 13.41 and 3.16, respectively, at September 30, 2012. The Bank is projecting no break in yield or other than temporary impairment on this instrument.

The MARM 2004-7 5A1 was downgraded by S&P subsequent to September 30, 2012 from BBB- to BB. This compares to AAA for the year ended September 30, 2011. This split rated bond maintains a book value of $5.5 million. It also maintains a 11.95 credit support, a Bloomberg coverage ratio of 3.16 and shows no losses under the Bloomberg credit model. This tranche has a total of 15 loans of which 13 or 85% are timely payers for the past 24 months. One loan is in foreclosure and the other is in bankruptcy. The HALTV on the foreclosure loan is 53% and the bankruptcy loan is reported at 45%. The housing price index adjusted weighted average loan-to-value ratio on the entire loan pool is 54% with the highest HALTV reported at 72%.

The SARM 2004-6 3A3 was downgraded by S&P from AAA to A+. The single rated instrument has a book value of $1.3 million. This tranche continues to maintain a favorable credit support level and Bloomberg coverage ratio. The credit support and Bloomberg coverage ratio for the SARM 2004-6 3A3 was reported at 13.36 and 6.11, respectively, at September 30, 2012. There is no loss projected by the Bloomberg Credit Model and the Bank is projecting no break in yield or other than temporary impairment on this instrument.

The CMLTI 2004-HYB1 A31 was upgraded by Moody’s from B3 to B1 during the year. This split rated bond maintains a book value of $1.4 million. The credit support on the CMLTI 2004-HYB1 A31 is 18.04 which is an increase from the original structure of 4.3. The Bloomberg coverage ratio was reported at 4.09 at September 30, 2012.

The investment in the MARM 2004-13 B1 security represents the largest unrealized loss position in the investment portfolio at $2.3 million. Based on assessments of expected cash flows, it has been concluded that no additional other than temporary impairment exists on this security at September 30, 2012. This bond has previously taken a total of $380,000 in OTTI. The favorable cash flow profile is attributable to a number of pertinent factors, including the relatively low levels of delinquency and the stable levels of default, foreclosure, and severities upon foreclosure. The security has a housing price index adjusted weighted average loan-to-value ratio of 55% on the underlying mortgages, average credit scores of 737 and its 2004 origination indicates its seasoning. Furthermore, 90% of the underlying mortgages have been timely payers for the past 24 months. The unrealized loss position is attributed to liquidity risk.

Loans Receivable	12 Months Ended
Sep. 30, 2012
Loans Receivable

Note 5: Loans Receivable

Loans receivable are summarized as follows:

	September 30, 2012	September 30, 2011
Loans not covered by loss sharing agreements:
1-4 family residential real estate	$105,514,544	$98,844,828
Commercial real estate	251,379,010	252,037,202
Commercial	16,596,833	17,612,661
Real estate construction	45,369,190	41,726,520
Consumer and other	18,107,198	20,137,875

Loans receivable, net of undisbursed proceeds of loans in process	436,966,775	430,359,086
Less:
Unamortized loan origination fees, net	1,101,481	1,010,480
Allowance for loan losses	8,189,895	9,369,837

Total loans not covered, net	$427,675,399	$419,978,769

The carrying amount of covered loans at September 30, 2012 and 2011 consisted of impaired loans at acquisition date and all other acquired loans and are presented in the following tables.

	September 30, 2012
	Impaired Loans at Acquisition	All Other Acquired Loans	Total Covered Loans
Loans covered by loss sharing agreements:
1-4 family residential real estate	$5,619,110	$9,421,190	$15,040,300
Commercial real estate	71,806,980	88,353,272	160,160,252
Commercial	12,081,845	13,885,559	25,967,404
Real estate construction	1,321,752	559,675	1,881,427
Consumer and other	708,832	5,458,309	6,167,141

Loans receivable, gross	91,538,519	117,678,005	209,216,524
Less:
Non-accretable difference	14,285,220	5,096,952	19,382,172
Allowance for covered loan losses	1,793,943	8,546,872	10,340,815
Accretable discount	9,869,297	3,055,050	12,924,347
Discount on acquired performing loans	—	308,728	308,728
Unamortized loan origination fees, net	—	32,146	32,146

Total loans covered, net	$65,590,059	$100,638,257	$166,228,316

	September 30, 2011
	Impaired Loans at Acquisition	All Other Acquired Loans	Total Covered Loans
Loans covered by loss sharing agreements:
1-4 family residential real estate	$8,662,904	$11,261,058	$19,923,962
Commercial real estate	142,358,465	120,903,232	263,261,697
Commercial	10,263,020	22,478,750	32,741,770
Real estate construction	8,059,927	778,764	8,838,691
Consumer and other	866,166	7,715,276	8,581,442

Loans receivable, gross	170,210,482	163,137,080	333,347,562
Less:
Non-accretable difference	61,346,002	7,799,285	69,145,287
Allowance for covered loan losses	—	6,892,425	6,892,425
Accretable discount	16,893,100	4,705,432	21,598,532
Discount on acquired performing loans	—	622,258	622,258
Unamortized loan origination fees, net	—	39,475	39,475

Total loans covered, net	$91,971,380	$143,078,205	$235,049,585

The following table documents changes in the accretable discount on acquired loans during the years ended September 30, 2012 and 2011:

	Impaired Loans At Acquisition	All Other Acquired Loans	Total Covered Loans
Balance, September 30, 2010	$10,166,664	$8,476,672	$18,643,336
Accretable yield acquired	11,203,405	—	11,203,405
Loan accretion	(4,476,969)	(3,771,240)	(8,248,209)

Balance, September 30, 2011	16,893,100	4,705,432	21,598,532
Loan accretion	(7,023,803)	(1,650,382)	(8,674,185)

Balance, September 30, 2012	$9,869,297	$3,055,050	$12,924,347

The following is a summary of transactions during the years ended September 30, 2012, 2011 and 2010 in the allowance for loan losses on loans covered by loss sharing:

	September 30,
	2012	2011	2010
Balance, beginning of year	$6,892,425	$15,553,536	$23,832,265
Loans charged-off (gross)	(6,700,215)	(16,103,611)	(10,786,622)
Recoveries on loans previously charged-off	744,850	1,442,500	404,716
Provision for loan losses charged to FDIC receivable	8,202,159	4,800,000	1,682,542
Provision for loan losses charged to operations	1,201,596	1,200,000	420,635

Balance, end of year	$10,340,815	$6,892,425	$15,553,536

The following table documents changes in the carrying value of the FDIC receivable for loss sharing agreements relating to covered loans and other real estate owned during the years ended September 30, 2012 and 2011:

	September 30,
	2012	2011

Balance, beginning of year	$96,777,791	$89,824,798
Fair value of FDIC receivable for loss sharing agreements at acquisition	—	51,555,999
Receipt of payments from FDIC	(80,528,485)	(53,615,832)
Accretion of fair value adjustment	1,461,779	1,035,125
Recovery of previous loss reimbursements	(3,252,736)	(3,617,003)
Provisions for estimated losses on covered assets	15,976,659	4,800,000
External expenses qualifying under loss sharing agreements	4,700,525	6,794,704

Balance, end of year	$35,135,533	$96,777,791

Loan Origination and Risk Management. The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. Management reviews and approves these policies and procedures on a regular basis. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentrations of credit, loan delinquencies and non-performing and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions.

Commercial real estate loans are generally made by the Company to Georgia, Alabama or Florida panhandle entities and are secured by properties in these states. Commercial real estate lending involves additional risks compared to one- to four-family residential lending. Repayment of commercial real estate loans often depends on the successful operations and income stream of the borrowers, and commercial real estate loans typically involve larger loan balances to single borrowers or groups of related borrowers compared to residential real estate loans. The Company’s underwriting criteria for commercial real estate loans include maximum loan-to-value ratios, debt coverage ratios, secondary sources of repayment, guarantor requirements, net worth requirements and quality of cash flow. As part of the loan approval and underwriting of commercial real estate loans, management undertakes a cash flow analysis, and generally requires a debt-service coverage ratio of at least 1.15 times. In addition, management tracks the level of owner-occupied commercial real estate loans versus non-owner occupied loans. At September 30, 2012, approximately 36.7% of the outstanding principal balance of the Company’s commercial real estate loans were secured by owner-occupied properties.

The Company makes construction and land development loans primarily for the construction of one- to four-family residences but also for multi-family and nonresidential real estate projects on a select basis. While current market conditions have suppressed demand for construction and land loans, there are opportunities to lend to quality borrowers in the Company’s market area for construction loans. The Company offers two principal types of construction loans: builder loans, including both speculative (unsold) and pre-sold loans to pre-approved local builders; and construction/permanent loans to property owners that are converted to permanent loans at the end of the construction phase. The number of speculative loans that management will extend to a builder at one time depends upon the financial strength and credit history of the builder. The Company’s construction loan program is expected to remain a modest portion of the loan volume and management generally limits the number of outstanding loans on unsold homes under construction within a specific area.

The Company also originates first and second mortgage loans secured by one- to four-family residential properties within Georgia, Alabama and the Florida panhandle. Management currently originates mortgages at all branch locations, but utilizes a centralized processing location to reduce the underwriting risk. The Company originates both fixed rate and adjustable rate one- to four-family residential mortgage loans. Fixed rate 30 year conforming loans are generally originated for resale into the secondary market on a servicing-released basis and loans that are non-conforming due to property exceptions and that have adjustable rates are generally retained in the Company’s portfolio. The non-conforming loans originated are not considered to be subprime loans and the amount of subprime and low documentation loans held by the Company is not material.

The Company originates consumer loans that consist of loans on deposits, second mortgage loans, home equity lines of credit, auto loans and various other installment loans. The Company primarily offers consumer loans (excluding second mortgage loans and home equity lines of credit) as an accommodation to customers. Consumer loans tend to have a higher credit risk than residential mortgage loans because they may be secured by rapidly depreciable assets, or may be unsecured. The Company’s consumer lending generally follows accepted industry standards for non sub-prime lending, including credit scores and debt to income ratios. The Company also offers home equity lines of credit as a complement to one- to four-family residential mortgage lending. The underwriting standards applicable to home equity credit lines are similar to those for one- to four-family residential mortgage loans, except for slightly more stringent credit-to-income and credit score requirements. Home equity loans are generally limited to 80% of the value of the underlying property unless the loan is covered by private mortgage insurance or a loss sharing agreement. At September 30, 2012, the Company had $14.0 million of home equity lines of credit and second mortgage loans not covered by FDIC loss sharing agreements (“loss sharing”).

The Company’s commercial business loans are generally limited to terms of five years or less. Management typically collateralizes these loans with a lien on commercial real estate or, rarely, with a lien on business assets and equipment. Management also generally requires the personal guarantee of the business owner. Interest rates on commercial business loans are generally higher than interest rates on residential or commercial real estate loans due to the risk inherent in this type of loan. Commercial business loans are generally considered to have more risk than residential mortgage loans or commercial real estate loans because the collateral may be in the form of intangible assets and/or readily depreciable inventory. Commercial business loans may also involve relatively large loan balances to single borrowers or groups of related borrowers, with the repayment of such loans typically dependent on the successful operation and income stream of the borrower. Such risks can be significantly affected by economic conditions. In addition, commercial business lending generally requires substantially greater supervision efforts by Management compared to residential mortgage or commercial real estate lending.

The Company maintains an internal loan review function that reviews and validates the credit risk program on a periodic basis. Results of these reviews are presented to management. The loan review process complements and reinforces the risk identification and assessment decisions made by lenders and credit personnel, as well as the Company’s policies and procedures. The Company further engages an independent, external loan reviewer on an annual basis.

Nonaccrual and Past Due Loans. Nonaccrual loans not covered by loss sharing, segregated by class of loans were as follows:

	September 30, 2012	September 30, 2011
1-4 family residential real estate	$2,038,340	$5,793,073
Commercial real estate	771,711	5,339,730
Commercial	191,499	438,161
Real estate construction	—	26,291
Consumer and other	42,363	96,954

Total	$3,043,913	$11,694,209

An age analysis of past due loans not covered by loss sharing, segregated by class of loans at September 30, 2012 and 2011 were as follows:

September 30, 2012

	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Loans	Loans > 90 Days Accruing
1-4 family residential real estate	$1,460,017	$621,257	$2,081,274	$103,433,270	$105,514,544	$401,726
Commercial real estate	1,459,472	—	1,459,472	249,919,538	251,379,010	—
Commercial	145,001	—	145,001	16,451,832	16,596,833	—
Real estate construction	—	—	—	45,369,190	45,369,190	—
Consumer and other	125,054	—	125,054	17,982,144	18,107,198	—

	$3,189,544	$621,257	$3,810,801	$433,155,974	$436,966,775	$401,726

September 30, 2011

	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
1-4 family residential real estate	$1,261,293	$2,434,213	$3,695,506	$95,149,322	$98,844,828	$—
Commercial real estate	3,073,129	1,671,035	4,744,164	247,293,038	252,037,202	—
Commercial	315,882	160,558	476,440	17,136,221	17,612,661	—
Real estate construction	—	26,291	26,291	41,700,229	41,726,520	—
Consumer and other	197,125	—	197,125	19,940,750	20,137,875	—

	$4,847,429	$4,292,097	$9,139,526	$421,219,560	$430,359,086	$—

An age analysis of past due loans covered by loss sharing, segregated by class of loans at September 30, 2012 and 2011 were as follows:

September 30, 2012

	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Loans [1]	Loans > 90 Days Accruing [2]
1-4 family residential real estate	$734,789	$834,569	$1,569,358	$11,460,232	$13,029,590	$834,570
Commercial real estate	6,546,132	20,588,187	27,134,319	115,540,726	142,675,045	20,588,187
Commercial	917,019	2,984,197	3,901,216	13,723,435	17,624,651	2,984,197
Real estate construction	—	—	—	1,343,072	1,343,072	—
Consumer and other	55,441	391,755	447,196	4,373,983	4,821,179	391,754

	$8,253,381	$24,798,708	$33,052,089	$146,441,448	$179,493,537	$24,798,708

[1]	Covered loan balances are net of non-accretable differences and allowance for covered loan losses and have not been reduced by $13,233,075 of accretable discounts.
[2]	Covered loans contractually past due greater than ninety days are reported as accruing loans because of accretable discounts established at the time of acquisition.

September 30, 2011

	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Loans [1]	Loans > 90 Days and Accruing [2]
1-4 family residential real estate	$1,263,640	$1,852,536	$3,116,176	$13,377,864	$16,494,040	$1,852,536
Commercial real estate	6,890,156	19,890,694	26,780,850	175,314,919	202,095,769	19,890,694
Commercial	1,840,322	4,854,955	6,695,277	18,340,062	25,035,339	4,854,955
Real estate construction	—	3,617,000	3,617,000	2,251,184	5,868,184	3,617,000
Consumer and other	233,527	142,184	375,711	7,440,807	7,816,518	142,184

	$10,227,645	$30,357,369	$40,585,014	$216,724,836	$257,309,850	$30,357,369

[1]	Covered loan balances are net of non-accretable differences and allowance for covered loan losses and have not been reduced by $22,220,790 of accretable discounts.
[2]	Covered loans contractually past due greater than ninety days are reported as accruing loans because of accretable discounts established at the time of acquisition.

Impaired Loans. The Company evaluates “impaired” loans, which includes nonperforming loans and accruing troubled debt restructured loans, having risk characteristics that are unique to an individual borrower on a loan-by-loan basis with balances above a specified level. For smaller loans, the allowance is calculated based on the credit grade utilizing historical loss experience and other qualitative factors.

Impaired loans not covered by loss sharing, segregated by class of loans were as follows:

September 30, 2012

				Year Ended September 30, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
1-4 family residential real estate	$2,500,824	$2,982,895	$—	$2,867,188	$31,122
Commercial real estate	12,469,240	14,063,513	—	13,689,972	568,615
Commercial	2,847,862	2,860,935	—	2,908,659	95,676
Real estate construction	5,925	34,844	—	32,735	296

Grand Total:	$17,823,851	$19,942,187	$—	$19,498,554	$695,709

There were no recorded allowances for impaired loans not covered by loss sharing at September 30, 2012. The recorded investment in accruing troubled debt restructured loans at September 30, 2012 totaled $14,420,575 and are included in the impaired loan table above.

September 30, 2011

				Year Ended September 30, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
1-4 family residential real estate	$5,854,706	$5,934,610	$—	$5,970,816	$111,556
Commercial real estate	7,345,478	7,548,674	—	7,443,685	290,456
Commercial	2,425,539	2,430,884	—	3,216,788	88,665
Real estate construction	1,577,590	1,577,590	—	1,593,908	78,181

Subtotal:	17,203,313	17,491,758	—	18,225,197	568,858
With an allowance recorded:
1-4 family residential real estate	$—	$—	$—	$—	$—
Commercial real estate	2,881,355	2,881,355	1,162,795	2,950,237	63,857
Commercial	64,568	63,318	66,818	74,431	—
Real estate construction	—	—	—	—	—

Subtotal:	2,945,923	2,946,673	1,229,613	3,024,668	63,857
Totals:
1-4 family residential real estate	$5,854,706	$5,934,610	$—	$5,970,816	$111,556
Commercial real estate	10,226,833	10,430,029	1,162,795	10,393,922	354,313
Commercial	2,490,107	2,496,202	66,818	3,291,219	88,665
Real estate construction	1,577,590	1,577,590	—	1,593,908	78,181

Grand Total:	$20,149,236	$20,438,431	$1,229,613	$21,249,865	$632,715

Credit Quality Indicators. As part of the ongoing monitoring of the credit quality of the Company’s loan portfolio for both loans covered and not covered by loss sharing agreements, management tracks certain credit quality indicators including the level of classified loans, net charge-offs, non-performing loans (see details above) and the general economic conditions in its market areas.

The Company utilizes a risk grading to assign a risk grade to each of its loans. Loans are graded on a scale of 1 to 8. A description of the general characteristics of the 8 risk grade factors is as follows:

The risk grade for each individual loan is determined by the loan officer and other approving officers at the time of loan origination and is changed from time to time to reflect an ongoing assessment of loan risk. Risk grades are reviewed on specific loans monthly for all delinquent loans as a part of monthly meetings held by the Loan Committee, quarterly for all nonaccrual and special reserve loans, and annually as part of the Company’s internal loan review process. In addition, individual loan risk grades are reviewed in connection with all renewals, extensions and modifications. Risk grades for covered loans are determined by officers within the Special Assets Division based on an ongoing assessment of loan risk. Such risk grades are updated in a manner consistent with non-covered loans, except the grading of such loans are assessed quarterly, as applicable, relating to revised estimates of expected cash flows.

Grade 1: Virtual Absence of Credit Risk (Pass 1) – Loans graded 1 are substantially risk-free or have limited risk. They are characterized by loans to borrowers with unquestionable financial strength and a long history of solid earnings performance. Loans to borrowers collateralized by cash or equivalent liquidity may be included here. Loans secured, by readily marketable collateral may also be graded 1 provided the relationship meets all other characteristics of the grade.

Grade 2: Minimal Credit Risk (Pass 2) – Loans graded 2 represent above average borrowing relationships, generally with local borrowers. Such loans will have clear, demonstrative sources of repayment, financially sound guarantors, and adequate collateral.

Grade 3: Less Than Average Credit Risk (Pass 3) – Loans graded 3 are of average credit quality, are properly structured and documented and require only normal supervision. Financial data is current and document adequate revenue, cash flow, and satisfactory payment history to indicate that financial condition is satisfactory. Unsecured loans are normally for a specific purpose and short term. Secured loans have properly margined collateral. Repayment terms are realistic, clearly defined and based upon a primary, identifiable source of repayment. All grade 3 loans meet the Company’s lending guidelines.

Grade 4: Acceptable With Average Risk (Pass 4) – Loans graded 4 represent loans where a borrower’s character, capacity, credit or collateral may be a concern. Grade 4 loans will be performing credits and will not necessarily represent weakness unless that area of weakness remains unresolved. Loans most commonly graded 4 will likely include loans with technical exceptions, loans outside of policy parameters without justification for exception and loans with collateral imperfections. Loans in this category, while acceptable, generally warrant close monitoring. Resolution of questionable areas will generally result in an upgrade or downgrade.

Grade 5: Special Mention – (Greater Than Normal Credit Risk) – Loans graded 5 have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or the bank’s credit position at a future date. Grade 5 loans should include loans where repayment is highly probable, but timeliness of repayment is uncertain due to unfavorable developments. Special Mention assets are not adversely classified and do not expose the bank to sufficient risk to warrant adverse classification. Assets that could be included in this category include loans that have developed credit weaknesses since origination as well as those that were originated with such weaknesses. Special Mention is not to be used to identify an asset that has as its sole weakness credit data exceptions or collateral documentation exceptions that are not material to the timely repayment of the asset.

Grade 6: Substandard – (Excessive Credit Risk) – Grade 6 loans are inadequately protected by current sound worth and paying capacity of the borrower or of collateral pledged. Substandard assets have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. Loans in this category are characterized by the distinct probability that the bank will sustain some loss if the deficiencies are not corrected.

Grade 7: Doubtful – (Potential Loss) – Loans graded 7 possess all of the characteristics of Substandard loans with the addition that full collection is improbable on the basis of existing facts, values, and conditions. Possibility of loss is high; however, due to important and reasonably specific pending factors that may work to the loans’ advantage, a precise indication of estimated loss is deferred until a more exact status can be determined. The Doubtful classification is not to be used to defer the full recognition of an expected loss.

Grade 8: Loss – That portion of an asset classified Loss is considered uncollectible and of such little value that its continuance as an asset, without establishment of a specific valuation allowance or charge-off is not warranted. This classification does not necessarily mean that an asset has absolutely no recovery or salvage value; but rather, it is not practical or desirable to defer writing off a basically worthless asset (or portion) even though partial recovery may be affected in the future. An asset may be subject to a split classification whereby two or more portions of the same asset are given separate classifications.

The following table presents the risk grades of the loan portfolio not covered by loss sharing, segregated by class of loans:

September 30, 2012

	1-4 family residential real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Total
Pass (1-4)	$97,045,428	$217,582,908	$13,252,993	$44,075,754	$17,357,541	$389,314,624
Special Mention (5)	3,525,488	11,396,970	93,033	286,505	559,982	15,861,978
Substandard (6)	4,943,628	22,399,132	3,250,807	1,006,931	189,675	31,790,173
Doubtful (7)	—	—	—	—	—	—
Loss (8)	—	—	—	—	—	—

Total not covered loans	$105,514,544	$251,379,010	$16,596,833	$45,369,190	$18,107,198	$436,966,775

September 30, 2011

	1-4 family residential real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Total
Pass (1-4)	$89,121,799	$210,707,732	$13,629,735	$33,824,113	$19,539,636	$366,823,015
Special Mention (5)	3,486,324	25,456,968	448,711	6,230,194	381,414	36,003,611
Substandard (6)	6,236,705	15,756,651	3,373,657	1,672,213	212,093	27,251,319
Doubtful (7)	—	115,851	160,558	—	4,732	281,141
Loss (8)	—	—	—	—	—	—

Total not covered loans	$98,844,828	$252,037,202	$17,612,661	$41,726,520	$20,137,875	$430,359,086

The following tables present the risk grades, ignoring grade enhancement provided by the FDIC loss sharing, of the loan portfolio covered by loss sharing agreements, segregated by class of loans at September 30, 2012 and 2011. Numerical risk ratings 5-8 constitute classified assets for regulatory reporting; however, regulatory authorities consider the FDIC loss sharing percentage of either 80% or 95%, as applicable, as a reduction of the regulatory classified balance for covered loans.

September 30, 2012

	1-4 family residential real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Total
Numerical risk rating (1-4)	$7,153,464	$56,448,239	$6,912,992	$—	$4,011,268	$74,525,963
Numerical risk rating (5)	2,223,780	27,564,628	4,040,798	1,343,072	224,720	35,396,998
Numerical risk rating (6)	3,217,548	54,282,789	5,127,288	—	581,495	63,209,120
Numerical risk rating (7)	434,798	4,379,389	1,543,573	—	3,696	6,361,456
Numerical risk rating (8)	—	—	—	—	—	—

Total covered loans [1]	$13,029,590	$142,675,045	$17,624,651	$1,343,072	$4,821,179	$179,493,537

[1]	Covered loan balances are net of non-accretable differences and allowances for covered loan losses and have not been reduced by $13,233,075 of accretable discounts.

September 30, 2011

	1-4 family residential real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Total
Numerical risk rating (1-4)	$10,693,680	$103,968,632	$12,378,784	$2,251,184	$6,563,123	$135,855,403
Numerical risk rating (5)	1,266,882	25,350,072	1,773,795	—	292,054	28,682,803
Numerical risk rating (6)	4,018,325	63,319,301	5,879,654	3,617,000	913,673	77,747,953
Numerical risk rating (7)	515,153	9,457,764	5,003,106	—	47,668	15,023,691
Numerical risk rating (8)	—	—	—	—	—	—

Total covered loans [1]	$16,494,040	$202,095,769	$25,035,339	$5,868,184	$7,816,518	$257,309,850

[1]	Covered loan balances are net of non-accretable differences and allowances for covered loan losses and have not been reduced by $22,220,790 of accretable discounts.

With respect to classified assets covered by loss sharing agreements, numerical risk ratings 5-8, for regulatory reporting purposes are done under FDIC guidance reporting the bank’s non-reimbursable amount of the book balance of the loan as classified. The remaining reimbursable portion is classified as pass, numerical risk ratings 1-4.

Allowance for Loan Losses. The allowance for loan losses is established through a provision for loan losses charged to expense and is an amount that management believes will be adequate to absorb losses on existing loans that become uncollectible, based on evaluations of the collectability of loans. The evaluations take into consideration such factors as changes in the nature and volume of the loan portfolio, historical loss rates, overall portfolio quality, review of specific problem loans, and current economic conditions and trends that may affect a borrower’s ability to repay. Loans are charged against the allowance for loan losses when management believes that the collectability of the principal is unlikely and subsequent recoveries are added to the allowance.

Management’s allowance for loan losses methodology is a loan classification-based system. Management bases the required reserve on a percentage of the loan balance for each type of loan and classification level. Loans may be classified manually and are automatically classified if they are not previously classified when they reach certain levels of delinquency. Unclassified loans are reserved at different percentages based on the loan loss history of the last two years. Reserve percentages are also adjusted based upon our estimate of the effect that the current economic environment will have on each type of loan.

Management segments its allowance for loan losses into the following four major categories: (1) specific reserves; (2) general allowances for Classified/Watch loans; (3) general allowances for loans with satisfactory ratings; and (4) an unallocated amount. Risk ratings are initially assigned in accordance with CharterBank’s loan and collection policy. An organizationally independent department reviews risk grade assignments on an ongoing basis. Management reviews current information and events regarding a borrowers’ financial condition and strengths, cash flows available for debt repayment, the related collateral supporting the loan and the effects of known and expected economic conditions. When the evaluation reflects a greater than normal risk associated with the individual loan, management classifies the loan accordingly. If the loan is determined to be impaired, management allocates a portion of the allowance for loan losses for that loan based on the fair value of the collateral, if the loan is considered collateral-dependent, as the measure for the amount of the impairment. Impaired and Classified/Watch loans are aggressively monitored.

The allowances for loans by credit grade are further subdivided by loan type. Charter Financial has developed specific quantitative allowance factors to apply to each loan which considers loan charge-off experience over the most recent two years by loan type. In addition, loss estimates are applied for certain qualitative allowance factors that are subjective in nature and require considerable judgment on the part of management. Such qualitative factors include economic and business conditions, the volume of past due loans, changes in the value of collateral of collateral-dependent loans, and other economic uncertainties. An unallocated component of the allowance is also established for losses that specifically exist in the remainder of the portfolio, but have yet to be identified.

An unallocated allowance is generally maintained in a range of 4% to 12% of the total allowance in recognition of the imprecision of the estimates and other factors. In times of greater economic downturn and uncertainty, the higher end of this range is provided.

Through the FDIC-assisted acquisitions of the loans of NCB, MCB and FNB, management established non-accretable discounts for the acquired impaired loans and also for all other loans of MCB. These non-accretable discounts were based on estimates of future cash flows. Subsequent to the acquisition dates, management continues to assess the experience of actual cash flows compared to estimates. When management determines that non-accretable discounts are insufficient to cover expected losses in the applicable covered loan portfolios, the allowance for covered loans is increased with a corresponding provision for covered loan losses as a charge to earnings and an increase in the applicable FDIC receivable based on loss sharing indemnification. During the years ended September 30, 2012 and 2011 the Company increased its allowance for loan losses on loans covered by loss sharing relating to NCB acquired loans by $7.8 million and $6.0 million, respectively, and recorded $888,000 and $1.2 million, respectively, as a charge to earnings with $6.9 million and $4.8 million, respectively, recorded as an increase to the FDIC receivable. Additionally, during the year ended September 30, 2012, the Company increased its allowance for loan losses on loans covered by loss sharing relating to FNB acquired loans by $1.6 million and recorded $313,000 as a charge to earnings with $1.3 million recorded as an increase to the FDIC receivable. There were no such provisions related to FNB acquired loans during the year ended September 30, 2011.

The Company maintained its allowance for loan losses for the years ended September 30, 2012 and 2011 in response to continued weak economic conditions, net charge-offs, financial indicators for borrowers in the real estate sectors, continuing low collateral values of commercial and residential real estate, and nonaccrual and impaired loans. The following table details the allowance for loan losses on loans not covered by loss sharing by portfolio segment as of September 30, 2012 and 2011. Allocation of a portion of the allowance to one category of loans does not preclude availability to absorb losses in other categories.

The following tables are a summary of transactions in the allowance for loan losses on loans not covered by loss sharing by portfolio segment:

	Year ended September 30, 2012
	1-4 family real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Unallocated	Total

Allowance for loan losses:
Balance at beginning of year	$633,364	$5,972,310	$821,830	$1,065,512	$48,276	$828,545	$9,369,837
Charge-offs	(1,180,899)	(2,824,917)	(408,314)	(28,919)	(87,735)	—	(4,530,784)
Recoveries	3,881	359	41,473	—	5,129	—	50,842
Provision	1,423,508	2,332,380	256,605	(749,464)	113,957	(76,986)	3,300,000

Ending balance	$879,854	$5,480,132	$711,594	$287,129	$79,627	$751,559	$8,189,895

Ending balance: individually evaluated for impairment	$—	$—	$—	$—	$—		$—

Loans:
Ending balance	$105,514,544	$251,379,010	$16,596,833	$45,369,190	$18,107,198		$436,966,775

Ending balance: individually evaluated for impairment	$2,500,824	$12,469,240	$2,847,862	$5,925	$—		$17,823,851

	Year Ended September 30, 2011
	1-4 family real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Unallocated	Total

Allowance for loan losses:
Balance at beginning of year	$1,023,078	$6,103,391	$623,479	$1,236,169	$79,149	$731,829	$9,797,095
Charge-offs	(600,210)	(957,064)	(517,435)	(21,822)	(151,992)	—	(2,248,523)
Recoveries	63,310	—	36,756	159	21,040	—	121,265
Provision	147,186	825,983	679,030	(148,994)	100,079	96,716	1,700,000

Ending balance	$633,364	$5,972,310	$821,830	$1,065,512	$48,276	$828,545	$9,369,837

Ending balance: individually evaluated for impairment	$—	$1,162,795	$66,818	$—	$—		$1,229,613

Loans:
Ending balance	$98,844,828	$252,037,202	$17,612,661	$41,726,520	$20,137,875		$430,359,086

Ending balance: individually evaluated for impairment	$5,854,706	$10,226,833	$2,490,107	$1,577,590	$—		$20,149,236

Allowance for loan losses	Year Ended September 30, 2010
Balance, at beginning of year	$9,331,612
Charge-offs	(5,407,747)
Recoveries	73,230
Provision	5,800,000

Ending balance	$9,797,095

The following tables detail the nonaccretable discount and allowance for loan losses on loans covered by loss sharing by portfolio segment.

	Year Ended September 30, 2012
	1-4 family real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Total

Non-accretable differences [1]:
Balance at beginning of year	$3,429,923	$61,165,928	$7,706,431	$2,970,506	$764,924	$76,037,712
Charge-offs	(1,515,979)	(49,170,125)	(6,664,343)	(2,533,954)	(390,044)	(60,274,445)
Recoveries	7,665	394,841	4,150,489	—	2,970	4,555,965
Provision for loan losses charged to FDIC receivable	85,717	4,165,963	2,907,496	96,225	946,758	8,202,159
Provision for loan losses charged to operations	3,383	928,599	242,681	5,578	21,355	1,201,596

Ending balance	$2,010,709	$17,485,206	$8,342,754	$538,355	$1,345,963	$29,722,987

Covered loans:
Ending contractual balance	$15,040,300	$160,160,252	$25,967,404	$1,881,427	$6,167,141	$209,216,524

[1]	Amounts include the allowance for covered loan losses.

	Year Ended September 30, 2011
	1-4 family real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Total

Non-accretable differences [1]:
Balance at beginning of year	$1,856,851	$39,160,920	$23,266,859	$2,497,018	$1,632,467	$68,414,115
Charge-offs	(53,748)	(24,943,324)	(20,020,399)	(2,811,511)	(1,887,271)	(49,716,253)
Recoveries	67,943	1,220,753	3,334,031	74,875	41,249	4,738,851
Acquisition	1,310,279	41,265,945	1,060,365	2,962,061	2,349	46,600,999
Provision for loan losses charged to FDIC receivable	198,879	3,569,308	52,460	198,449	780,904	4,800,000
Provision for loan losses charged to operations	49,719	892,326	13,115	49,614	195,226	1,200,000

Ending balance	$3,429,923	$61,165,928	$7,706,431	$2,970,506	$764,924	$76,037,712

Covered loans:
Ending contractual balance	$19,923,962	$263,261,697	$32,741,770	$8,838,691	$8,581,442	$333,347,562

[1]	Amounts include the allowance for covered loan losses.

In addition to the above, the Company was servicing loans primarily for others with aggregate principal balances of $10,858,784, $14,863,296, and $17,698,462 at September 30, 2012, 2011, and 2010, respectively. Further, see note 11 for loans pledged as collateral.

Loans to certain executive officers, directors, and their associates totaled $802,957 and $1,521,462 at September 30, 2012 and 2011, respectively. At September 30, 2012 there were no commitments to fund construction loans to certain executive officers, directors, and their associates. Management believes that such loans were made in the ordinary course of business on substantially the same terms, including interest rate and collateral, as those prevailing at the time for comparable transactions with other persons, and did not involve more than the normal credit risk nor present other unfavorable features.

The following is a summary of activity with respect to such aggregate loans to these individuals and their associates and affiliated companies:

	September 30,
	2012	2011
Beginning balance	$1,521,462	$10,102,736
Additions to new officer loans	—	817,443
Repayments	(718,505)	(9,398,717)

Ending balance	$802,957	$1,521,462

For the years ended September 30, 2012 and 2011, the following tables present a breakdown of the types of concessions determined to be troubled debt restructurings (“TDRs”) during the period by loan class.

	Accruing Loans			Nonaccrual Loans
	Year Ended September 30, 2012			Year Ended September 30, 2012
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
	Number of	Outstanding	Outstanding	Number of	Outstanding	Outstanding
	Loans	Recorded Investment	Recorded Investment	Loans	Recorded Investment	Recorded Investment
Below market interest rate
Commercial Real Estate	10	$4,854,691	$4,802,649	—	$—	$—
Commercial	1	2,656,363	2,624,018	—	—	—

Total	11	$7,511,054	$7,426,667	—	$—	$—

Payment structure modification
Commercial Real Estate	2	$94,792	$94,792	1	$131,841	$131,022

Total	2	$94,792	$94,792	1	$131,841	$131,022

Grand Total	13	$7,605,846	$7,521,459	1	$131,841	$131,022

	Accruing Loans			Nonaccrual Loans
	Year Ended September 30, 2011			Year Ended September 30, 2011
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
	Number of	Outstanding	Outstanding	Number of	Outstanding	Outstanding
	loans	Recorded Investment	Recorded Investment	loans	Recorded Investment	Recorded Investment
Extended payment terms
Commercial Real Estate	—	$—	$—	1	$918,268	$918,268

Total	—	$—	$—	1	$918,268	$918,268

Payment structure modification
1-4 Family Residential Real Estate	1	$61,633	$61,633	—	$—	$—
Commercial Real Estate	4	3,669,828	3,669,828	1	57,834	57,834
Commercial Non Real Estate	1	1,987,378	1,987,378	1	24,269	24,269
Real Estate Construction	9	1,551,298	1,551,298	—	—	—

Total	15	$7,270,137	$7,270,137	2	$82,103	$82,103

Grand Total	15	$7,270,137	$7,270,137	3	$1,000,371	$1,000,371

Loans are classified as restructured by the Company when certain modifications are made to the loan terms and concessions are granted to the borrowers due to financial difficulty experienced by those borrowers. The Company only restructures loans for borrowers in financial difficulty that have designed a viable business plan to fully pay off all obligations, including outstanding debt, interest, and fees, either by generating additional income from the business or through liquidation of assets. Generally, these loans are restructured to provide the borrower additional time to execute upon their plans. The concessions granted on TDRs generally include terms to reduce the interest rate or extend the term of the debt obligation.

Loans on nonaccrual status at the date of modification are initially classified as nonaccrual TDRs. Loans on accruing status at the date of concession are initially classified as accruing TDRs if the loan is reasonably assured of repayment and performance is expected in accordance with its modified terms. Such loans may be designated as nonaccrual loans subsequent to the concession date if reasonable doubt exists as to the collection of interest or principal under the restructuring agreement. TDRs are returned to accruing status when there is economic substance to the restructuring, there is documented credit evaluation of the borrower’s financial condition, the remaining balance is reasonably assured of repayment in accordance with its modified terms, and the borrower has demonstrated sustained repayment performance in accordance with the modified terms for a reasonable period of time (generally a minimum of six months).

At September 30, 2012, restructured loans with a modified balance of $14,420,575 were performing and $521,604 were nonperforming. At September 30, 2011, restructured loans with a modified balance of $7,526,538 were performing and $1,361,255 were nonperforming.

As of September 30, 2012, loans with a balance of $199,000 defaulted within twelve months after their restructure. As of September 30, 2011 no loans that were modified as troubled debt restructurings within the previous twelve months defaulted after their restructure.

Derivative Instruments and Hedging Activities	12 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities

Note 6: Derivative Instruments and Hedging Activities

The Bank has entered into an interest rate swap contract in connection with its hedging of a specific loan. As of September 30, 2012, the Bank has entered into an interest rate swap totaling $1,207,703 using a receive-variable swap to mitigate the exposure to changes in the fair value attributable to the benchmark interest rate (fixed rate) and the hedged items (loans receivable) from the effective date of the hedged instruments. As structured, the pay-fixed, receive-variable swap is evaluated as a fair value hedge and is considered highly effective. As a highly effective fair value designated hedge, the underlying hedged instrument is recorded on the balance sheet at fair value of $1.2 million with the periodic changes of the fair value reported in the consolidated statements of income.

For the year ended September 30, 2012, the interest rate swap designated as a fair value hedge resulted in a reduction to interest income of $5,830 on the related loans receivable. The fair value of the swap at September 30, 2012 was recorded on the consolidated statements of financial condition as a liability of $12,443.

The fixed rate loan being hedged with an interest rate swap is structured to include a prepayment make-whole clause. The prepayment make-whole fee represents a reasonable estimate of the economic loss (if any) from the early prepayment, in part or in whole, of the loan.

Accrued Interest and Dividends Receivable	12 Months Ended
Sep. 30, 2012
Accrued Interest and Dividends Receivable

Note 7: Accrued Interest and Dividends Receivable

At September 30, 2012 and 2011, accrued interest and dividends receivable are summarized as follows:

	September 30,
	2012	2011
Loans Receivable	$2,520,272	$2,806,716
Mortgage – backed securities and collaterized mortgage obligations	462,466	461,486
Other investment securities	258,582	422,231

	$3,241,320	$3,690,433

Real Estate Owned	12 Months Ended
Sep. 30, 2012
Real Estate Owned

Note 8: Real Estate Owned

The following is a summary of transactions in the real estate owned:

Non-covered real estate owned

	September 30,
	2012	2011	2010
Balance, beginning of year	$4,093,214	$9,641,425	$4,777,542
Real estate acquired through foreclosure of loans receivable	2,577,269	3,760,607	10,528,383
Real estate sold	(3,453,111)	(8,203,154)	(4,789,815)
Write down of real estate owned	(612,541)	(774,616)	(707,519)
Gain (loss) on sale of real estate owned	(24,074)	(44,894)	(167,166)
Real estate transferred to premises and equipment	(474,000)	(286,154)	—

Balance, end of year	$2,106,757	$4,093,214	$9,641,425

Covered real estate owned

	September 30,
	2012	2011	2010
Balance, beginning of year	$24,671,626	$29,626,581	$10,681,499
Real estate acquired and subject to FDIC loss sharing agreement	—	7,556,102	15,131,544
Real estate acquired through foreclosure of loans receivable	22,602,951	11,070,057	19,938,614
Real estate sold	(16,911,373)	(23,581,114)	(12,667,118)
Provision for losses on other real estate owned recognized in noninterest expense	(685,500)	—	(691,592)
Increase of FDIC receivable for loss sharing agreements	(7,774,500)	—	(2,766,366)

Balance, end of year	$21,903,204	$24,671,626	$29,626,581

Premises and Equipment	12 Months Ended
Sep. 30, 2012
Premises and Equipment

Note 9: Premises and Equipment

Premises and equipment at September 30, 2012 and 2011 is summarized as follows:

	September 30,
	2012	2011
Land	$6,882,381	$6,399,132
Buildings and improvements	18,564,624	17,001,254
Furniture, fixtures, and equipment	6,470,985	5,697,504
Construction in progress	90,248	—

	32,008,238	29,097,890
Less accumulated depreciation	8,397,596	7,332,592

	$23,610,642	$21,765,298

Depreciation expense for premises and equipment for the years ended September 30, 2012, 2011, and 2010, was $1,235,436, $1,096,342, and $914,022, respectively.

Deposits	12 Months Ended
Sep. 30, 2012
Deposits

Note 10: Deposits

At September 30, 2012 and 2011, deposits are summarized as follows:

	September 30, 2012			September 30, 2011
	Amount	Range of interest rates	Weighted average interest rates	Amount	Range of interest rates	Weighted average interest rates
Demand, NOW, and money market accounts	$405,100,488	0.00-1.49%	0.22%	$390,319,695	0.00-1.49%	0.36%
Savings deposits	51,191,715	0.05-0.05%	0.05%	56,856,613	0.00-0.88%	0.53%
Time deposits by original term:
Time deposits $100,000 and over	177,919,765	0.00-4.35%	1.41%	243,488,663	0.00-5.92%	1.93%
Other time deposits:
12 months or less	113,512,566	0.03-5.40%	0.65%	154,118,379	0.00-5.36%	1.19%
13-36 months	40,164,500	0.05-4.35%	1.72%	44,608,981	0.40-5.40%	1.94%
37 months or more	12,372,512	0.15-2.58%	1.67%	21,701,475	0.75-3.70%	2.78%

Total deposits	800,261,546		0.62%	911,093,806		1.07%
Accrued interest payable	117,630			470,917

	$800,379,176			$911,564,723

Accrued interest payable is included in other liabilities in the consolidated statements of financial condition.

The Company accepted out of market time deposits from various credit unions and/or brokers as a source of funds. The balance of the broker deposits was $10.2 million at both September 30, 2012 and September 30, 2011 and the balance of the credit union deposits was $10.7 million and $17.5 million at September 30, 2012 and 2011, respectively.

At September 30, 2012, scheduled maturities of time deposits are as follows:

2013	$215,172,920
2014	54,916,591
2015	48,282,316
2016	12,377,589
2017 and thereafter	13,219,927

$343,969,343

Interest expense on deposits for the years ended September 30, 2012, 2011, and 2010 is summarized as follows:

	Years Ended September 30,
	2012	2011	2010

Demand, NOW, and money market accounts	$1,035,681	$1,691,458	$2,720,807
Savings deposits	104,043	37,212	69,004
Time deposits	5,454,537	7,666,875	9,437,534

	$6,594,261	$9,395,545	$12,227,345

Deposits of certain officers, directors, and their associates totaled $3.9 million and $4.6 million at September 30, 2012 and 2011, respectively. Management believes that such deposits have substantially the same terms as those for comparable transactions with other unrelated parties.

Borrowings	12 Months Ended
Sep. 30, 2012
Borrowings

Note 11: Borrowings

At September 30, 2012 and 2011, borrowings are summarized as follows:

	September 30,
	2012	2011

Federal Home Loan Bank advances	$81,000,000	$110,000,000

Total Borrowings	$81,000,000	$110,000,000

FHLB advances at September 30, 2012 and 2011 are summarized by year of maturity in the table below:

	September 30, 2012			September 30, 2011
	Amount	Range of interest rates	Weighted average interest rates	Amount	Range of interest rates	Weighted average interest rates

Less than one year	$21,000,000	0.36-3.88%	3.49%	$30,000,000	3.30-4.87%	4.61%

One to two years	5,000,000	3.80%	3.80%	20,000,000	3.42-3.88%	3.65%

Two to three years	5,000,000	3.99%	3.99%	5,000,000	3.80%	3.80%

Three to four years	25,000,000	4.33%	4.33%	5,000,000	3.99%	3.99%

Four to five years	—	—	—	25,000,000	4.33%	4.33%

Thereafter	25,000,000	4.30%	4.30%	25,000,000	4.30%	4.30%

	$81,000,000		4.05%	$110,000,000		4.24%

During 2012 the Company paid off $30 million of FHLB advances which had maturities in March 2012. During 2011 the Company prepaid $60 million of FHLB advances which had maturities in January 2011. A prepayment penalty of $809,558 was included in noninterest expense which represented approximate net present value of contractual interest payments to the January 2011 maturity of these $60 million of advances.

At September 30, 2012, the Company has pledged, under a blanket floating collateral lien with the FHLB, all stock of the FHLB, certain qualifying first mortgage loans with unpaid principal balances totaling $62,601,169 certain commercial loans with unpaid principal balances totaling $73,102,194, and certain available for sale securities, with an aggregate carrying amount of $127,617,291.

All of the FHLB advances are fixed rates at September 30, 2012. The Company’s FHLB advances include $25.0 million of advances that are callable by the FHLB under certain circumstances. The advances from the FHLB are subject to prepayment penalties.

At September 30, 2012, the Company had available line of credit commitments with the FHLB totaling $315,510,000, of which $81,000,000 was advanced and $234,510,000 was available at September 30, 2012 based on total assets; however, based on actual collateral available, only $140,741,581 was available. At September 30, 2012, the Company had an available line of credit based on the collateral available of $48,097,919 with the Federal Reserve Bank of Atlanta.

Interest expense on borrowings for the years ended September 30, 2012, 2011, and 2010, is summarized as follows:

	Years Ended September 30,
	2012	2011	2010

Securities sold under agreements to repurchase	$—	$536	$599
Federal Home Loan
Bank advances	3,994,754	5,831,456	10,529,525

	$3,994,754	$5,831,992	$10,530,124

Income Taxes	12 Months Ended
Sep. 30, 2012
Income Taxes

Note 12: Income Taxes

Income tax expense (benefit) attributable to income from continuing operations for the years ended September 30, 2012, 2011, and 2010 consists of:

	Years Ended September 30,
	2012	2011	2010
Federal
Current	$3,057,729	$2,518,411	$2,264,618
Deferred	(2,247,339)	(1,767,062)	(236,153)

Total federal tax expense	810,390	751,349	2,028,465
State
Current	320,035	149,480	99,935
Deferred	(491,375)	(206,437)	(41,739)

Total state tax expense	(171,340)	(56,957)	58,196

	$639,050	$694,392	$2,086,661

The difference between the actual total provision for federal and state income taxes and federal income taxes computed at the statutory rate of 35% for the years ended September 30, 2012, 2011, and 2010 is summarized as follows:

	Years Ended September 30,
	2012	2011	2010

Computed “expected” tax expense	$1,966,210	$1,049,910	$2,807,578
Increase (decrease) in tax expense resulting from:
State income taxes, net of federal tax effect	(111,371)	(37,022)	37,827
Tax-exempt income	(437,006)	(383,779)	(394,857)
Market value depreciation of ESOP shares	(2,816)	—	1,492
Management retirement plan	51,224	—	—
Release of uncertain tax position reserve	(1,010,000)	—	—
Other, net	182,809	65,283	(365,379)

	$639,050	$694,392	$2,086,661

The effective tax rate for the years ended September 30, 2012, 2011, and 2010, was 11.38%, 23.15%, and 26.01%, respectively.

In assessing the reliability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies by jurisdiction and entity in making this assessment.

Based upon the level of historical taxable income and projections for future taxable income over the periods which the temporary differences resulting in the deferred tax assets are deductible, management believes it is more likely than not the Company will realize the benefits of these deductible differences at September 30, 2012.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of September 30, 2012 and 2011 are presented below:

	September 30,
	2012	2011
Deferred tax assets:
Allowance for loan losses	$3,192,375	$3,654,711
Deferred compensation	987,061	899,934
Stock compensation expense	810,415	795,589
Real estate acquired through foreclosure	736,677	743,353
State credits	261,718	485,765
Investment securities market adjustment for tax reporting	133,964	110,146
FDIC transactions	455,005	—
Other than temporary impairment	1,432,675	1,327,033
Net unrealized holding losses on securities available for sale	—	1,015,600
Other	1,115,169	719,247

Total gross deferred tax assets	9,125,059	9,751,378

Deferred tax liabilities:
Deferred loans cost, net	381,048	351,876
Depreciation	2,226,714	2,367,985
FDIC transaction	—	2,411,750
Net unrealized holding losses on securities available for sale	104,772	—
Other	236,326	61,909

Total gross deferred tax liabilities	2,948,860	5,193,520

Net deferred tax assets	$6,176,199	$4,557,858

The Company adopted the accounting standard relating to accounting for uncertainty in income taxes during 2009. The Company classifies interest and penalties related to income tax assessments, if any, in income tax expense in the consolidated statements of operations. Tax years 2009 through 2011 are subject to examination by the Internal Revenue Service and state taxing authorities in Georgia and Alabama. The Company had no material uncertain tax positions at September 30, 2012 and 2011.

The amounts of unrecognized tax benefits as of September 30, 2012, 2011 and 2010 were $0, $1,010,000 and $1,010,000, respectively. A reconciliation of the beginning and ending unrecognized tax benefit is as follows:

	Year Ended September 30,
	2012	2011	2010

Balance at beginning of the year	$1,010,000	$1,010,000	$1,010,000
Additions based on tax positions related to the current year	—	—	—
Increase (decrease) based on tax positions related to prior years	—	—	—
Reductions as a result of statutes of limitations expiring	(1,010,000)	—	—

Balance at end of the year	$—	$1,010,000	$1,010,000

Employee Benefits	12 Months Ended
Sep. 30, 2012
Employee Benefits

Note 13: Employee Benefits

The Company has a 401(k) Profit Sharing Plan and Trust (the Plan) which covers substantially all of its employees. The Company has no match of employee contributions to the Plan.

The Company has a short–term incentive plan which covers substantially all employees. The Company also had a long–term incentive plan that covered key employees which was phased out in 2008. For the years ended September 30, 2012, 2011, and 2010, the Company expensed $1,860,695, $503,545, and $1,030,187, respectively, related to the incentive plans which is recorded in salaries and employee benefits in the consolidated statements of income.

The Company has a stock option plan which allows for stock option awards of the Company’s common stock to eligible directors and key employees of the Company. The option price is determined by a committee of the board of directors at the time of the grant and may not be less than 100% of the market value of the common stock on the date of the grant. When granted, the options vest over periods up to four or five years from grant date or upon death, disability, or qualified retirement. All options must be exercised within a 10–year period from grant date. The Company may grant either incentive stock options, which qualify for special federal income tax treatment, or nonqualified stock options, which do not receive such tax treatment. The Company’s stockholders have authorized 707,943 shares for the plan of which 73,628 have been issued upon the exercise of the option granted under the plan, 559,025 are granted and outstanding with the remaining 75,290 shares available to be granted.

The fair value of the 13,000 and 4,000 options granted during the year ended September 30, 2012 was estimated on the date of grant using the Black-Scholes-Merton model with the following assumptions:

	13,000 Options	4,000 options
Risk-free interest rate	1.80%	1.80%
Dividend yield	2.00%	2.20%
Expected life at date of grant (months)	120	120
Volatility	19.56%	19.56%
Weighted average grant-date fair value	$1.73	$1.38

The fair value of the 55,000 options granted during the year ended September 30, 2011 was estimated on the date of grant using the Black-Scholes-Merton model with the following assumptions:

55,000 Options
Risk-free interest rate	3.21%
Dividend yield	2.50%
Expected life at date of grant	90 months
Volatility	17.78%
Weighted average grant-date fair value	$1.27

The fair value of the 155,000 options granted during the year ended September 30, 2010 was estimated on the date of grant using the Black-Scholes-Merton model with the following assumptions:

155,000 Options
Risk-free interest rate	2.92%
Dividend yield	1.99%
Expected life at date of grant	84 months
Volatility	23.90%
Weighted average grant-date fair value	$2.20

The following table summarizes activity for shares under option and weighted average exercise price per share:

	Shares	Weighted average exercise price/share	Weighted average remaining life (years)

Options outstanding – September 30, 2009	357,775	11.35	10
Options exercised	—	—	—
Options forfeited	—	—	—
Options granted in 2010	155,000	10.20	7

Options outstanding – September 30, 2010	512,775	10.99	9

Options exercisable at end of year – September 30, 2010	5,750	$29.42	4

Options outstanding – September 30, 2010	512,775	10.99	9
Options exercised	—	—	—

Options forfeited	(2,500)	32.99	3
Options granted in 2011	55,000	9.00	9

Options outstanding – September 30, 2011	565,275	10.76	8

Options exercisable at end of year – September 30, 2011	5,500	$29.42	4

Options outstanding – September 30, 2011	565,275	10.76	8
Options exercised	—	—	—
Options forfeited	(23,250)	15.11	7
Options granted in 2012	17,000	9.28	9

Options outstanding – September 30, 2012	559,025	$10.54	8

Options exercisable at end of year – September 30, 2012	—	—	—

The stock price at September 30, 2012 was less than or equal to the exercise prices of options outstanding and exercisable and therefore had no intrinsic value except for 71,500 shares issued in 2012 and 2011 with an intrinsic value of $48,795.

No stock options vested during the years ended September 30, 2012, 2011 and 2010.

For the years ended September 30, 2012, 2011 and 2010 stock option expense of $93,876, $105,091 and $61,186, respectively, was recorded. As of September 30, 2012, the Company had $200,701 of unrecognized stock option expense not yet recognized which will be recognized over the next three years.

The following table summarizes information about the options outstanding at September 30, 2012:

Number outstanding at September 30, 2012	Remaining contractual life in years	Exercise price per share
337,525	7	$11.00
150,000	8	10.20
54,500	8	9.00
13,000	9	9.15
4,000	9	9.72

559,025

In June 2012 the Company adopted a supplemental retirement plan for three executives. The benefit restoration plan and Supplemental Retirement Plan that were previously in place have been frozen. The plan targets 50%, 30% and 10% of salary as a retirement benefit at normal retirement age as a combined payout from all three plans. The Benefit Restoration Plan and prior Supplemental Retirement Plan provided benefits for 15 years. The new Supplemental Retirement Plan provides benefits for life but at the same level of payment as for the first 15 years. It does not increase to restore the benefit to the targeted level when the benefits under the other plans cease. The combined accrued liability for the three plans was at September 30, 2012 and 2011 was $1,326,929 and $1,203,641, respectively. The expense for the years ended September 30, 2012, 2011 and 2010 was $123,288, $150,820, and $135,841, respectively.

The Company has a recognition and retention plan which has been authorized to grant up to 283,177 shares of restricted stock to key employees and directors. The Company has established a grantor trust to purchase these common shares of the Company in the open market or in private transactions. The grantor trust will not purchase previously authorized but unissued shares from the Company. The grantor trust has purchased all of the 283,177 shares that have been authorized. As of September 30, 2012, 57,280 shares remain in the trust and are disclosed as treasury stock in the consolidated statements of financial condition. Of the 57,280 shares remaining in the trust, 23,891 shares have been granted and are not yet vested and 33,389 shares are available for grants.

	Years Ended September 30,
	2012	2011	2010

Shares granted	—	—	28,000
Fair value per share at grant date	—	—	10.20
Aggregate value at grant date	—	—	285,600
Vesting for current year grants	—	—	5 years
Expensed for year	$108,845	$216,668	$191,906

	Shares	Weighted average grant date fair value per award
Fiscal 2010 activity
Unvested Restricted stock awards – September 30, 2009	34,616	$39.96
Granted	28,000	10.20
Vested	11,042	35.52
Cancelled or expired	—	—

Unvested Restricted stock awards – September 30, 2010	51,574	22.74

Fiscal 2011 activity
Granted	—	—
Vested	15,491	25.29
Cancelled or expired	1,000	50.00

Unvested Restricted stock awards – September 30, 2011	35,083	20.84

Fiscal 2012 activity
Granted	—	—
Vested	11,192	32.15
Cancelled or expired	—	—

Unvested Restricted stock awards – September 30, 2012	23,891	$15.53

All grants prior to October 1, 2005 vest at the earlier of the scheduled vesting or death, disability, or qualified retirement which is generally age 65 or age 55 with 10 years of service. All grants prior to October 1, 2005 are expensed to the scheduled vesting date. Grants between October 1, 2005 and January 1, 2009 will be expensed to the earlier of scheduled vesting or substantive vesting which is when the recipient becomes qualified for retirement which is generally age 65 or age 55 with ten years of service. Grants subsequent to January 1, 2009 will be expensed to the earlier of scheduled vesting or substantive vesting which is when the recipient becomes qualified for retirement at age 65.

The Company has implemented the Employee Stock Ownership Plan (ESOP) which covers substantially all of its employees. During the initial stock offering of the Company, the ESOP trust borrowed $3,171,580 from the Company to purchase 317,158 shares for allocation under the ESOP. In the incremental stock offering in fiscal 2010 the ESOP purchased an additional 300,000 shares using an additional loan from the Company in the amount of $2,334,000. The loan to the ESOP is reflected as unearned compensation in stockholders’ equity. As the Company receives principal payments on the loan, shares are released for allocation to participants in the ESOP and unearned compensation is reduced. Shares of the Company are freed for allocation to participants in the ESOP based on the principal and interest allocation method. Vesting in the shares of the ESOP occurs after five years of service. Participants in the ESOP may receive a distribution equal to the value of their account upon retirement, death, disability, termination of employment, or termination of the ESOP. The Company records compensation expense associated with the ESOP based on the average market price of the total shares committed to be released during the year as well as the dividends declared on the unallocated shares. The Company expensed $311,866, $144,151, and $146,150 related to the ESOP during the years ended September 30, 2012, 2011, and 2010, respectively, which is included in salaries and employee benefits in the consolidated statements of income. The Company allocated 21,146, and 15,157, to participants in the plan during the years ended September 30, 2011 and 2010, respectively, and estimate releasing approximately 21,000 for the year ending September 30, 2012. At September 30, 2012, there were 418,393 unallocated shares with a market value of $4,079,332 in the ESOP.

Commitments and Contingent Liabilities	12 Months Ended
Sep. 30, 2012
Commitments and Contingent Liabilities

Note 14: Commitments and Contingent Liabilities

The Company is a party to financial instruments with off–balance–sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit. These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the financial statements. The contract or notional amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

The Company’s exposure to credit loss, in the event of nonperformance by the customer for commitments to extend credit is represented by the contractual or notional amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for recorded loans.

A summary of the Company’s financial instruments with off–balance–sheet risk at September 30, 2012 and 2011 is as follows:

	September 30,
	2012	2011
Financial instruments whose contract amounts represent credit risk – commitments to originate loans:
Mortgage loans	$1,001,524	$2,113,950
Non-mortgage loans	6,969,900	4,825,144
Open-end consumer loans	10,489,768	11,451,150
Open-end commercial loans	2,145,762	10,483,615
Construction loans	35,878,900	20,334,642

Total commitments to originate loans	$56,485,854	$49,208,501

The Company sells loans on a best efforts basis and had loans as reported in the statement of condition as loans held for sale in the process of being sold.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the agreement. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer’s creditworthiness on a case–by–case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation of the borrower. Collateral held varies, but consists primarily of real estate.

The following summarizes the Company’s commitments to fund fixed rate loans at September 30, 2012 and 2011:

	Amount	Range of Rate

September 30, 2012	$697,524	2.99 - 3.99%
September 30, 2011	$4,167,350	3.25 - 7.00%

Commitments to sell fixed rate loans are contracted on a best efforts basis and the value of the funded commitments approximates the commitment to sell the loans.

In the origination of mortgage loans, the Company enters into adjustable interest rate contracts with caps and floors written with the intent of managing its interest rate exposure. Interest rate caps and floors enable customers and the Company to transfer, modify, or reduce their interest rate risk. At September 30, 2012 and 2011, adjustable rate mortgage loans with interest rate caps and floors amounted to $58,223,438 and $66,724,000, respectively.

The carrying amount of commitments to extend credit approximates fair value. The carrying amount of the off-balance sheet financial instruments is based on fees charged to enter into such agreements.

Future minimum lease commitments under all noncancellable operating leases with terms of one year or more are as follows:

September 30,
2012

2013	$647,562
2014	678,060
2015	704,310
2016	669,600
2017	48,000
Thereafter	213,000

$2,960,532

Rent expense for the years ended September 30, 2012, 2011, and 2010 was $1,039,369, $892,227, and $688,378, respectively, which were included in occupancy expense in the consolidated statements of income.

The Company and subsidiary have been named as defendants in various legal actions arising from their normal business activities in which damages in various amounts are claimed. Although the amount of any ultimate liability with respect to such matters cannot be determined, in the opinion of management, any such liability will not have a material effect on the Company’s consolidated financial statements.

Fair Value of Financial Instruments and Fair Value Measurement	12 Months Ended
Sep. 30, 2012
Fair Value of Financial Instruments and Fair Value Measurement

Note 15: Fair Value of Financial Instruments and Fair Value Measurement

Accounting standards define fair value as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Accounting standards also establish a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The applicable standard describes three levels of inputs that may be used to measure fair value: Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date. Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, and other inputs that are observable or can be corroborated by observable market data. Level 3: Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability. The Company evaluates fair value measurement inputs on an ongoing basis in order to determine if there is a change of sufficient significance to warrant a transfer between levels. For example, changes in market activity or the addition of new unobservable inputs could, in the Company’s judgment, cause a transfer to either a higher or lower level. For the years ended September 30, 2012 and 2011, there were no transfers between levels.

At September 30, 2012, the Company holds, as part of its investment portfolio, available for sale securities reported at fair value consisting of municipal securities, U.S government sponsored entities, mortgage-backed securities, and collateralized mortgage obligations. The fair value of the majority of these securities are determined using widely accepted valuation techniques including matrix pricing and broker-quote based applications. Inputs include benchmark yields, reported trades, issuer spreads, prepayment speeds and other relevant items. These are inputs used by a third-party pricing service used by the Company. All of the Company’s available for sale securities fall into Level 2 of the fair value hierarchy. To validate the appropriateness of the valuations provided by the third party, the Company regularly updates its understanding of the inputs used and compares valuations to an additional third party source.

The Company uses interest-rate swaps to provide long-term fixed rate funding to its customers. The majority of these derivatives are exchange-traded or traded within highly active dealer markets. In order to determine the fair value of these instruments, the Company utilizes the exchange price or dealer market price for the particular derivative contract. Therefore, these derivative contracts are classified as Level 2. The Company utilizes an independent third party valuation company to validate the dealer prices. In cases where significant credit valuation adjustments are incorporated into the estimation of fair value, reported amounts are considered as Level 3 inputs. The Company also utilizes this approach to estimate its own credit risk on derivative liability positions. To date, the Company has not realized any losses due to a counterparty’s inability to pay any net uncollateralized position.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

CASH AND CASH EQUIVALENTS – The carrying amount approximates fair value because of the short maturity of these instruments.

INVESTMENTS AVAILABLE FOR SALE AND FHLB STOCK – The fair value of investments and mortgage–backed securities and collateralized mortgage obligations available for sale is estimated based on bid quotations received from securities dealers. The FHLB stock is considered a restricted stock and is carried at cost which approximates its fair value.

LOANS RECEIVABLE – Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type. The fair value of performing loans is calculated by discounting scheduled cash flows through the estimated maturity using estimated market discount rates that reflect the credit risk inherent in the loan. The estimate of maturity is based on the Company’s historical experience with repayments for each loan classification, modified, as required, by an estimate of the effect of the current economic and lending conditions.

Fair value for significant nonperforming loans is based on recent external appraisals. If appraisals are not available, estimated cash flows are discounted using a rate commensurate with the risk associated with the estimated cash flows. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information. The estimated fair value at September 30, 2012 and 2011 has been affected by an estimate of liquidity risk of 5.5%.

LOANS HELD FOR SALE – Loans held for sale are carried at the lower of cost or market value. The fair values of loans held for sale are based on commitments on hand from investors within the secondary market for loans with similar characteristics.

CASH SURRENDER VALUE OF LIFE INSURANCE – The Company’s cash surrender value of bank owned life insurance approximates its fair value.

FDIC RECEIVABLE FOR LOSS SHARING AGREEMENTS – Fair value is estimated based on discounted future cash flows using current discount rates, for instruments with similar risk and cash flow volatility.

DEPOSITS – The fair value of deposits with no stated maturity, such as noninterest–bearing demand deposits, savings, NOW accounts, and money market and checking accounts, is equal to the amount payable on demand. The fair value of time deposits is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for deposits of similar remaining maturities.

BORROWINGS – The fair value of the Company’s Federal Home Loan Bank advances is estimated based on the discounted value of contractual cash flows. The fair value of securities sold under agreements to repurchase approximates the carrying amount because of the short maturity of these borrowings. The discount rate is estimated using rates quoted for the same or similar issues or the current rates offered to the Company for debt of the same remaining maturities.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES – The Company uses interest-rate swaps to provide long-term fixed rate funding to its customers. The majority of these derivatives are exchange-traded or traded within highly active dealer markets. In order to determine the fair value of these instruments, the Company utilizes the exchange price or dealer market price for the particular derivative contract. Therefore, these derivative contracts are classified as Level 2. The Company utilizes an independent third party valuation company to validate the dealer prices. In cases where significant credit valuation adjustments are incorporated into the estimation of fair value, reported amounts are classified as Level 3.

ACCRUED INTEREST AND DIVIDENDS RECEIVABLE AND PAYABLE – The carrying amount of accrued interest and dividends receivable on loans and investments and payable on borrowings and deposits approximate their fair values.

COMMITMENTS TO EXTEND CREDIT AND STANDBY LETTERS OF CREDIT – The value of these unrecognized financial instruments is estimated based on the fee income associated with the commitments which, in the absence of credit exposure, is considered to approximate their settlement value. Since no significant credit exposure existed, and because such fee income is not material to the Company’s financial statements at September 30, 2012 and 2011, the fair value of these commitments is not presented.

Many of the Company’s assets and liabilities are short-term financial instruments whose carrying amounts reported in the Statement of Condition approximate fair value. These items include cash and due from banks, interest-bearing bank balances, federal funds sold, other short-term borrowings and accrued interest receivable and payable balances. The estimated fair value of the Company’s remaining on-balance sheet financial instruments as of September 30, 2012 and 2011 are summarized below.

	September 30, 2012
			Estimated Fair Value
			Quoted Prices In Active	Significant Other	Significant
	Carrying	Total Estimated	Markets for Identical	Observable Inputs	Unobservable
	Value	Fair Value	Assets (Level 1)	(Level 2)	Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$108,828,220	$108,828,220	$108,828,220	$—	$—
Investments available for sale	189,379,333	189,379,333	—	189,379,333	—
FHLB Stock	5,318,200	5,318,200	—	5,318,200	—
Loans receivable, net	593,903,715	561,448,457	—	—	561,448,457
Loans held for sale	2,691,508	2,741,672	—	2,741,672	—
Cash surrender value of life insurance	33,831,920	33,831,920	—	33,831,920	—
FDIC receivable for loss sharing arrangements	35,135,533	35,492,184	—	—	35,492,184
Accrued interest and dividends receivable	3,241,320	3,241,320	—	721,048	2,520,272
Financial liabilities:
Deposits	$800,261,546	$805,422,429	$—	$805,422,429	$—
FHLB advances and other borrowings	81,000,000	90,732,925	—	90,732,925	—
Derivative instruments	12,443	12,443	—	12,443	—
Accrued interest payable	320,980	320,980	—	320,980	—

	September 30, 2011
	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	$149,761,646	$149,761,646
Investments available for sale	158,736,574	158,736,574
FHLB stock	10,590,900	10,590,900
Loans receivable, net	655,028,354	621,497,141
Loans held for sale	291,367	299,744
Cash surrender value of life insurance	32,774,523	32,774,523
FDIC Receivable for loss sharing agreements	96,777,791	97,106,804
Accrued interest and dividends receivable	3,690,433	3,690,433
Financial liabilities:
Deposits	$911,093,806	$919,678,187
FHLB advances and other borrowings	110,000,000	120,809,014
Accrued interest payable	705,924	705,924

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no market exists for a portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on– and off–balance–sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Other significant assets and liabilities that are not considered financial assets or liabilities include deferred tax liabilities and premises and equipment. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

Assets and Liabilities Measured on a Recurring Basis:

Assets and liabilities measured at fair value on a recurring basis are summarized below.

	September 30, 2012
	Estimated fair value	Quoted prices in active markets for identical assets (Level 1 inputs)	Quoted prices for similar assets (Level 2 inputs)	Significant unobservable inputs (Level 3 inputs)
Assets:
Investment securities available for sale:
Tax free municipals	$11,578,501	$—	$11,578,501	$—
U.S. government sponsored entities	16,627,055	—	16,627,055	—
Mortgage–backed securities:
FNMA certificates	86,584,802	—	86,584,802	—
GNMA certificates	4,945,412	—	4,945,412	—
FHLMC certificates	46,244,446	—	46,244,446	—
Collateralized mortgage obligations:
FNMA	8,027,156	—	8,027,156	—
GNMA	503,311	—	503,311	—
FHLMC	580,089	—	580,089	—
Private-label mortgage securities:
Investment grade	2,356,744	—	2,356,744
Split rating [1]	6,246,303	—	6,246,303	—
Non investment grade	5,685,514	—	5,685,514	—

Total investment securities available for sale	189,379,333	—	189,379,333	—

Assets held for sale	1,054,280	—	1,054,280	—

Total recurring assets at fair value	$190,433,613	$—	$190,433,613	$—

Liabilities:
Derivative instruments–swap liability	$12,443	$—	$12,443	$—

Total recurring liabilities at fair value	$12,443	$—	$12,443	$—

[1]	Bonds with split ratings represent securities with separate investment and non investment grades.

	September 30, 2011
	Estimated fair value	Quoted prices in active markets for identical assets (Level 1 inputs)	Quoted prices for similar assets (Level 2 inputs)	Significant unobservable inputs (Level 3 inputs)
Investment securities available for sale:
Tax free municipals	$10,626,225	$—	$10,626,225	$—
U.S. government sponsored entities	17,509,876		17,509,876
Mortgage–backed securities:
FNMA certificates	63,607,945	—	63,607,945	—
GNMA certificates	6,087,729	—	6,087,729	—
FHLMC certificates	21,291,187	—	21,291,187	—
Collateralized mortgage obligations:
FNMA	17,133,577	—	17,133,577	—
GNMA	3,676,575	—	3,676,575	—
FHLMC	943,626	—	943,626	—
Private-label mortgage securities:
Investment grade	2,823,096	—	2,823,096
Split rating [1]	8,052,261	—	8,052,261	—
Non investment grade	6,984,477	—	6,984,477	—

Available for sale securities	$158,736,574	$—	$158,736,574	$—

[1]	Bonds with split ratings represent securities with separate investment and non investment grades.

Assets and Liabilities Measured on a Nonrecurring Basis:

Assets and liabilities measured at fair value on a nonrecurring basis are summarized below.

	Fair value measurements using:
	Fair value	Quoted prices in active markets for identical assets (Level 1 inputs)	Quoted prices for similar assets (Level 2 inputs)	Significant unobservable inputs (Level 3 inputs)
September 30, 2012
Impaired loans:
Not covered under loss share	$2,925,972	$—	$—	$2,925,972
Other real estate owned:
Not covered under loss share	2,106,757	—	—	2,106,757
Covered under loss share	21,903,204	—	—	21,903,204

September 30, 2011
Impaired loans:
Not covered under loss share	$2,120,385	—	—	$2,120,385
Other real estate owned:
Not covered under loss share	4,093,214	—	—	4,093,214
Covered under loss share	24,671,626	—	—	24,671,626

Loans considered impaired are loans for which, based on current information and events, it is probable that the creditor will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans are subject to nonrecurring fair value adjustments to reflect write-downs that are based on the market price or current appraised value of the collateral, adjusted to reflect local market conditions or other economic factors. After evaluating the underlying collateral, the fair value of the impaired loans is determined by allocating specific reserves from the allowance for loan and lease losses to the loans. Thus, the fair value reflects the loan balance less the specifically allocated reserve. Certain collateral-dependent impaired loans are reported at the fair value of the underlying collateral. Impairment is measured based on the fair value of the collateral, which is typically derived from appraisals that take into consideration prices in observed transactions involving similar assets and similar locations. Each appraisal is updated on an annual basis, either through a new appraisal or through the Company’s comprehensive internal review process. Appraised values are reviewed and monitored internally and fair value is re-assessed at least quarterly or more frequently when circumstances occur that indicate a change in fair value. The fair value of impaired loans that are not collateral dependent is measured using a discounted cash flow analysis considered to be a Level 3 input.

Other real estate owned is initially accounted for at fair value, less estimated costs to dispose of the property. Any excess of the recorded investment over fair value, less costs to dispose, is charged to the allowance for loan and lease losses at the time of foreclosure. A provision is charged to earnings for subsequent losses on other real estate owned when market conditions indicate such losses have occurred. The ability of the Company to recover the carrying value of other real estate owned is based upon future sales of the real estate. The ability to effect such sales is subject to market conditions and other factors beyond our control, and future declines in the value of the real estate would result in a charge to earnings. The recognition of sales and sales gains is dependent upon whether the nature and terms of the sales, including possible future involvement of the Company, if any, meet certain defined requirements. If those requirements are not met, sale and gain recognition is deferred. OREO represents real property taken by the Company either through foreclosure or through a deed in lieu thereof from the borrower. The fair value of OREO is based on property appraisals adjusted at management’s discretion to reflect a further decline in the fair value of properties since the time the appraisal analysis was performed. It has been the Company’s experience that appraisals may become outdated due to the volatile real-estate environment. Appraised values are reviewed and monitored internally and fair value is re-assessed at least quarterly or more frequently when circumstances occur that indicate a change in fair value. Therefore, the inputs used to determine the fair value of OREO and repossessed assets fall within Level 3. The Company may include within OREO other repossessed assets received as partial satisfaction of a loan. These assets are not material and do not typically have readily determinable market values and are considered Level 3 inputs.

The following table provides information describing the valuation processes used to determine recurring and nonrecurring fair value measurements categorized within Level 3 of the fair value hierarchy.

Quantitative Information about Level 3 Fair Value Measurements

	Fair value	Valuation Technique	Unobservable Input	General Range (discount)	Weighted Average Discount

Impaired loans	$2,925,972	Property appraisals	Management discount for property type and recent market volatility	10% - 55%	35%

REO	$24,009,961	Property appraisals	Management discount for property type and recent market volatility	20% - 40%	31%

Accounting standards require disclosures of fair value information about financial instruments, whether or not recognized in the Statement of Condition, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts. Also, the fair value estimates presented herein are based on pertinent information available to Management as of September 30, 2012 and 2011.

Regulatory Matters	12 Months Ended
Sep. 30, 2012
Regulatory Matters

Note 16: Regulatory Matters

The Bank is required to maintain noninterest–bearing cash reserve balances. The aggregate average cash reserve balances maintained at September 30, 2012 and 2011 to satisfy the regulatory requirement were $10,463,000 and $13,530,000, respectively.

Under OCC regulations, the Bank is required to measure its interest rate risk and maintain the interest rate risk within limits the Bank establishes. Based on its asset/liability structure at September 30, 2012, the Bank’s earnings may be negatively impacted if interest rates decrease significantly.

The Bank is required to meet certain core, tangible, and risk–based regulatory capital ratios. The regulations require institutions to have a minimum regulatory tangible capital ratio equal to 1.5% of total assets, a minimum 3% core capital ratio, and 8% risk–based capital ratio.

The prompt corrective action regulations define specific capital categories based on an institution’s capital ratios. The capital categories, in declining order, are “well capitalized,” “adequately capitalized,” “undercapitalized,” “significantly undercapitalized,” and “critically undercapitalized.” Institutions categorized as “undercapitalized” or worse are subject to certain restrictions, including the requirement to file a capital plan with its primary federal regulator, prohibitions on the payment of dividends and management fees, restrictions on executive compensation, and increased supervisory monitoring, among other things. Other restrictions may be imposed on the institution either by its primary federal regulator or by the FDIC, including requirements to raise additional capital, sell assets, or sell the entire institution. Once an institution becomes “critically undercapitalized,” it must generally be placed in receivership or conservatorship within 90 days.

To be considered “adequately capitalized,” an institution must generally have a leverage ratio of at least 4%, a Tier 1 risk–based capital ratio of at least 4%, and a total risk–based capital ratio of at least 8%. An institution is deemed to be “critically undercapitalized” if it has a tangible equity ratio of 2% or less.

As of September 30, 2012, the most recent notification from the OCC categorized CharterBank as well–capitalized under the regulatory framework for prompt corrective action. To be categorized as well–capitalized, CharterBank must maintain minimum total risk–based, Tier 1 risk–based and core/leverage ratios as set forth in the following table. Management is not aware of the existence of any conditions or events occurring subsequent to September 30, 2012 which would affect CharterBank’s well–capitalized classification.

The table of regulatory compliance with minimum capital requirements for CharterBank is presented below at September 30, 2012 and 2011 (in thousands):

					To be Well
			For Capital		Capitalized Under
			Adequacy		Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

September 30, 2012
Total Risk Based Capital (to Risk-Weighted Assets)	$133,626	19.2%	$55,610	8.0%	$69,512	10.0%

Tier 1 Capital (to Risk Weighted Assets)	$124,931	18.0%	$27,805	4.0%	$41,707	6.0%

Tier 1 Capital (to Average Assets)	$124,931	12.2%	$41,097	4.0%	$51,371	5.0%

September 30, 2011
Total Capital (to Risk-Weighted Assets)	$123,295	24.4%	$40,498	8.0%	$50,623	10.0%

Tier 1 Capital (to Risk Weighted Assets)	$116,975	23.1%	$20,249	4.0%	$30,374	6.0%

Tangible Equity to Tangible Assets at Period End (1)	$124,757	10.7%	$46,709	4.0%	$58,387	5.0%

(1)	Tangible equity to tangible assets is calculated using period-end assets in accordance with Office Of Thrift Supervisor guidelines, the Bank’s primary regulator at September 30, 2011.

The OCC imposes various restrictions or requirements on CharterBank’s ability to make capital distributions, including cash dividends. A savings bank that is the subsidiary of a savings and loan holding company must file a notice with the OCC at least 30 days before making a capital distribution. CharterBank must file an application for prior approval if the total amount of its capital distributions, including the proposed distribution, for the applicable calendar year would exceed an amount equal to CharterBank’s net income for that year plus CharterBank’s retained net income for the previous two years. The OCC may disapprove a notice or application if: (a) CharterBank would be undercapitalized following the distribution; (b) the proposed capital distribution raises safety and soundness concerns; or (c) the capital distribution would violate a prohibition contained in any statute, regulation, or agreement.

The Company’s ability to pay dividends and the amount of such dividends is affected by the election of First Charter, MHC, the Company’s mutual holding company, to waive the receipt of dividends declared by Charter Financial. First Charter, MHC has historically waived its right to receive most dividends on its shares of Charter Financial common stock, which means that Charter Financial has had more cash resources to pay dividends to its public stockholders than if First Charter, MHC had accepted such dividends. First Charter, MHC received a waiver in early 2011 from the OTS that provided permission to First Charter, MHC to waive dividends in calendar 2011 including the dividend that was paid on December 29, 2011. First Charter, MHC also received a waiver in 2012 from the Federal Reserve that provided permission to First Charter, MHC to waive dividends that were paid on May 25, 2012. First Charter, MHC waived dividends of $422,896, $1.7 million, and $5.7 million during the years ended September 30, 2012, 2011, and 2010, respectively.

The Dodd-Frank Act requires federally-chartered mutual holding companies to give the FRB notice before waiving the receipt of dividends, and provides that in the case of “grandfathered” mutual holding companies, like First Charter, MHC, the FRB “may not object” to a dividend waiver if the board of directors of the mutual holding company waiving dividends determines that the waiver: (i) would not be detrimental to the safe and sound operation of the subsidiary savings bank; and (ii) is consistent with the board’s fiduciary duties to members of the mutual holding company. To qualify as a grandfathered mutual holding company, a mutual holding company must have been formed, issued stock and waived dividends prior to December 1, 2009. The Dodd-Frank Act further provides that the FRB may not consider waived dividends in determining an appropriate exchange ratio upon the conversion of a grandfathered mutual holding company to stock form. In September 2011, however, the FRB issued an interim final rule that also requires as a condition to waiving dividends, that each mutual holding company obtain the approval of a majority of the eligible votes of its members within 12 months prior to the declaration of the dividend being waived. The FRB has requested comments on the interim final rule, and there can be no assurance that the rule will be amended to eliminate or modify the member vote requirement for dividend waivers by grandfathered mutual holding companies, such as First Charter, MHC. In the past, the FRB generally has not allowed dividend waivers by mutual bank holding companies and, therefore, there can be no assurance that the FRB will approve dividend waivers by First Charter, MHC in the future, or what conditions the FRB may place on any dividend waivers.

The OCC has guidelines that limit the Bank’s investment in BOLI to 25% of the Bank’s regulatory capital. The Bank subsidiary exceeds this guideline with 27.1% of its regulatory capital at September 30, 2012. Exceeding this guideline requires additional monitoring of its BOLI investment by the Bank. Management believes it is meeting its requirement for increased monitoring.

Related Parties	12 Months Ended
Sep. 30, 2012
Related Parties

Note 17: Related Parties

During the year ended September 30, 2010, the Company paid approximately $400,094 in legal fees in the normal course of business to a law firm in which a partner was a board member and related to another board member. The partner has since been employed by the Bank as of January 1, 2011. Legal fees paid for the period October 1, 2010 through December 31, 2010, prior to his employment, were $134,548. During the year ended September 30, 2011 the Company paid approximately $1,290,204 for branch renovations to a construction company in which a board member is one of the owners. Also during the years ended September 30, 2012 and 2011 the Company paid approximately $148,449 and $92,398, respectively, in insurance premiums to a broker in which a board member is one of the principals of the company. No such amount was paid to the construction company and the insurance broker was not on the Board in 2010.

See notes 5 and 10 for disclosures of loan and deposit relationships of related parties. Management believes transactions entered into with related parties are in the ordinary course of business and on terms similar to transactions with unaffiliated parties.

Condensed Financial Statements of Charter Financial Corporation (Parent Only)	12 Months Ended
Sep. 30, 2012
Condensed Financial Statements of Charter Financial Corporation (Parent Only)

Note 18: Condensed Financial Statements of Charter Financial Corporation (Parent Only)

The following represents Parent Company only condensed financial information of Charter Financial Corporation:

	September 30,
	2012	2011
Assets
Cash	$7,766,056	$7,968,065
Investment in thrift subsidiary	130,739,990	128,938,580
Deferred tax asset	4,576,510	3,377,879
Other assets	33,464	141,421

Total assets	$143,116,020	$140,425,945

Liabilities and Stockholders’ Equity
Liabilities
Accrued expenses	$595,252	$1,010,245

Total liabilities	595,252	1,010,245

Stockholders’ equity:
Common stock, 0.01 par value; issued 19,859,219 shares at September 2012 and 2011, respectively; outstanding 18,229,760 and 18,603,889 shares in 2012 and 2011, respectively	198,592	198,592
Preferred Stock, no par value; 10,000,000 shares authorized	—	—
Additional paid-in capital	73,483,605	73,083,363
Treasury stock, at cost; 1,629,459 and 1,255,330 shares in 2012 and 2011, respectively	(39,362,686)	(36,127,940)
Unearned compensation – ESOP	(3,571,121)	(3,729,390)
Retained earnings	111,568,998	107,962,533
Accumulated other comprehensive loss	203,380	(1,971,458)

Total stockholders’ equity	142,520,768	139,415,700

Total liabilities and stockholders’ equity	$143,116,020	$140,425,945

	Years Ended September 30,
	2012	2011	2010
Income
Interest income	$13,976	$64,371	$88,875
Loss on other investment	—	—	(1,000,000)
Other income	—	49,837	—

Total operating income (loss)	13,976	114,208	(911,125)

Expenses:
Salaries and employee benefits	312,915	278,649	252,564
Occupancy	38,648	27,538	24,648
Legal and professional	375,298	295,216	142,420
Marketing	98,597	129,538	127,335
Other	173,305	164,557	155,813

Total operating expenses	998,763	895,498	702,780

Loss before income taxes	(984,787)	(781,290)	(1,613,905)

Income tax benefit	(333,631)	(267,338)	(682,424)

Loss before equity in undistributed net income of subsidiary	(651,156)	(513,952)	(931,481)

Equity in undistributed net income of subsidiary	5,629,848	2,819,304	6,866,471

Net income	$4,978,692	$2,305,352	$5,934,990

	Years Ended September 30,
	2012	2011	2010
Cash flows from operating activities:
Net income	$4,978,692	$2,305,352	$5,934,990
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Deferred tax benefit	(1,198,631)	(1,973,499)	(277,892)
Restricted stock award expense	108,845	216,668	191,906
Stock based compensation expense	93,876	105,091	61,186
Other than temporary impairment	—	—	1,000,000
Equity in undistributed net income of subsidiary	(5,629,848)	(2,819,304)	(6,866,471)
(Increase) decrease in other assets	107,958	(1,206,939)	189,639
Increase (decrease) in accrued expenses	294,062	1,156,864	7,448

Net cash (used in) provided by operating activities	(1,245,046)	(2,215,767)	240,806

Cash flows from investing activities:
Capital distribution (infusion) with Bank subsidiary	6,000,000	—	(27,000,000)

Net cash (used in) provided by investing activities	6,000,000	—	(27,000,000)

Cash flows from financing activities:
Purchase of treasury stock awards	(3,588,013)	—	—
Dividends on restricted stock awards	(80)	(610)	(1,418)
Stock issuance	—	—	27,857,569
Dividends paid	(1,368,870)	(1,939,167)	(1,619,635)

Net cash provided by (used in) financing activities	(4,956,963)	(1,939,777)	26,236,516

Net decrease in cash	(202,009)	(4,155,544)	(522,678)

Cash and cash equivalents, beginning of period	7,968,065	12,123,609	12,646,287

Cash and cash equivalents, end of period	$7,766,056	$7,968,065	$12,123,609

Supplemental disclosures of cash flow information
Income taxes paid	$5,000	$1,678,641	$3,724,092
Issuance of ESOP common stock	158,269	151,600	137,000
Effect of restricted stock awards	659,633	391,794	402,242
Unrealized gain (loss) on securities available for sale, net	2,174,838	1,526,425	4,779,128

Common Stock Offerings	12 Months Ended
Sep. 30, 2012
Common Stock Offerings

Note 19: Common Stock Offerings

On April 20, 2010, the Company, the Bank and First Charter, MHC adopted a stock issuance plan, pursuant to which First Charter, MHC is offering shares of Company common stock to eligible depositors of CharterBank, Neighborhood Community Bank and McIntosh Commercial Bank, the Company’s tax-qualified employee stock benefit plans, eligible borrowers of CharterBank, and to the extent shares remain available, residents of Alabama and Georgia, the Company’s shareholders other than First Charter, MHC and the general public. Following the incremental stock offering, First Charter, MHC’s total ownership interest in the Company common stock decreased to approximately 61%, and the remaining is owned by the public. Gross common stock proceeds from the offering were $30.6 million, including $2.3 million acquired by the Company’s ESOP (see note 13). Offering expenses, including selling agent fees and expenses, were $4.0 million.

Under the terms of the stock issuance plan, at the conclusion of the incremental stock offering, First Charter, MHC contributed to Charter Financial 4,400,000 shares of common stock which was equal to the number of shares of common stock that the Company sold in the incremental stock offering, and then such contributed shares were cancelled. Accordingly, the total number of outstanding shares of common stock of Charter Financial did not change as a result of the incremental stock offering.

On November 27, 2012 the Charter Financial Corporation Board of Directors adopted a plan of conversion, as amended, to convert from the mutual holding company structure to a full stock company. The Company anticipates filing the appropriate applications with the SEC and the Federal Reserve in December 2012. No offering expenses have been incurred as of September 30, 2012.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2012
Basis of Presentation
(a)	Basis of Presentation

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and revenue and expenses for the period. Actual results could differ significantly from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans, the estimates used for fair value acquisition accounting and the FDIC receivable for loss sharing agreements, and the assessment for other-than-temporary impairment of investment securities, mortgage-backed securities, and collateralized mortgage obligations. In connection with the determination of the allowance for loan losses and the value of real estate owned, management obtains independent appraisals for significant properties. In connection with the assessment for other-than-temporary impairment of investment securities, mortgage-backed securities, and collateralized mortgage obligations, management obtains fair value estimates by independent quotations, assesses current credit ratings and related trends, reviews relevant delinquency and default information, assesses expected cash flows and coverage ratios, assesses the relative strength of credit support from less senior tranches of the securities, reviews average credit score data of underlying mortgages, and assesses other current data. The severity and duration of an impairment and the likelihood of potential recovery of an impairment is considered along with the intent and ability to hold any impaired security to maturity or recovery of carrying value.

A substantial portion of the Company’s loans is secured by real estate located in its market area. Accordingly, the ultimate collectability of a substantial portion of the Company’s loan portfolio is susceptible to changes in the real estate market conditions of this market area.

Certain reclassifications of 2010 and 2011 balances have been made to conform to classifications used in 2012. These reclassifications did not change net income.

Cash and Cash Equivalents
(b)	Cash and Cash Equivalents

Cash and cash equivalents, as presented in the consolidated financial statements, include amounts due from other depository institutions and interest–bearing deposits in other financial institutions. Generally, interest–bearing deposits in other financial institutions are for one–day periods.

Investments, Mortgage-Backed Securities, and Collateralized Mortgage Obligations
(c)	Investments, Mortgage–Backed Securities, and Collateralized Mortgage Obligations

Investments, mortgage–backed securities, and collateralized mortgage obligations available for sale are reported at fair value, as determined by pricing services. The pricing service valuations are reviewed by management for reasonableness. Investment in stock of the Federal Home Loan Bank (FHLB) is required of every federally insured financial institution, which utilizes its services. The investment in FHLB stock is carried at cost and such stock is evaluated for any potential impairment.

Purchase premiums and discounts on investment securities are amortized and accreted to interest income using a level yield method over the period to maturity of the related securities. Purchase premiums and discounts on mortgage–backed securities and collateralized mortgage obligations are amortized and accreted to interest income using the interest method over the remaining lives of the securities, taking into consideration assumed prepayment patterns.

Gains and losses on sales of investments, mortgage–backed securities, and collateralized mortgage obligations are recognized on the trade date, based on the net proceeds received and the adjusted carrying amount of the specific security sold.

A decline in the market value of any available for sale security below cost that is deemed other-than-temporary results in a charge to earnings and the establishment of a new cost basis for that security.

Loans and Interest Income
(d)	Loans and Interest Income

Loans are reported at the principal amounts outstanding, net of unearned income, deferred loan fees/origination costs, and the allowance for loan losses.

Interest income is recognized using the simple interest method on the balance of the principal amount outstanding. Unearned income, primarily arising from deferred loan fees, net of certain origination costs, and deferred gains on the sale of the guaranteed portion of Small Business Administration (SBA) loans, is amortized over the expected lives of the underlying loans using the interest method.

Generally, the accrual of interest income is discontinued on loans when reasonable doubt exists as to the full, timely collection of interest or principal. Interest previously accrued but not collected is reversed against current period interest income when such loans are placed on nonaccrual status. Interest on nonaccrual loans, which is ultimately collected, is credited to income in the period received.

Impaired loans are measured based on the present value of expected future cash flows, discounted at the loan’s effective interest rate, or at the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent. The Company considers a loan impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the note agreement. Large pools of smaller balance homogeneous loans, such as consumer and installment loans, are collectively evaluated for impairment by the Company. Impairment losses are included in the allowance for loan losses through a charge to the provision for loan losses. Cash receipts on impaired loans for which the accrual of interest has been discontinued are recorded as income when received unless full recovery of principal is in doubt whereby cash received is recorded as principal reduction.

Gains or losses on the sale of mortgage loans are recognized at settlement dates and are computed as the difference between the sales proceeds received and the net book value of the mortgage loans sold.

Loans held for sale are carried at the lower of aggregate cost or market, with market determined on the basis of open commitments for committed loans. For uncommitted loans, market is determined on the basis of current delivery prices in the secondary mortgage market.

Acquired loans are recorded at fair value at the date of acquisition. The fair values of loans with evidence of credit deterioration (impaired loans) are recorded net of a non-accretable difference and, if appropriate, an accretable yield. The difference between contractually required principal and interest payments at acquisition and the cash flows expected to be collected at acquisition is the non-accretable difference, which is included in the carrying amount of acquired loans. Subsequent decreases to the expected cash flows will generally result in a provision for loan losses. Subsequent significant increases in cash flows result in a reversal of the provision for loan losses to the extent of prior provisions, or a reclassification of the difference from non-accretable to accretable with a positive impact on the accretion of interest income in future periods. Any excess of cash flows expected at acquisition over the estimated fair value is referred to as the accretable yield and is recognized in interest income over the remaining life of the loan when there is reasonable expectation about the amount and timing of such cash flows. The expected cash flows method of income recognition is also used for other acquired loans in the NCB and MCB acquisitions.

Performing loans acquired in the FNB acquisition are accounted for using the contractual cash flows method of recognizing discount accretion based on the acquired loans’ contractual cash flows. Purchased performing loans are recorded at fair value. Credit losses on acquired performing loans are estimated based on analysis of the performing portfolio. Such estimated credit losses are recorded as an acquisition fair value adjustment and are accreted as an adjustment to yield over the estimated lives of the loans. Effective October 1, 2009, as a result of the adoption of new accounting guidance, there is no allowance for loan losses established at the acquisition date for purchased performing loans. A provision for loan losses is recorded for any further deterioration in these loans subsequent to the acquisition.

Loans covered under loss sharing agreements with the FDIC (Covered Loans) are reported in loans exclusive of the expected reimbursement from the FDIC as it is not contractually embedded in the loans and loss sharing is not transferable with the loans should a decision be made to dispose of them. Covered Loans are initially recorded at fair value at the acquisition date and we continually reviewed for collectability based on the expectation of cash flows on these loans. Prospective losses incurred on Covered Loans are eligible for partial reimbursement by the FDIC under loss sharing agreements. Subsequent decreases in the amount expected to be collected result in a provision for credit losses, an increase in the allowance for loan and lease losses, and a proportional adjustment to the FDIC receivable for the estimated amount to be reimbursed. Subsequent significant increases in the amount expected to be collected result in the reversal of any previously recorded provision for credit losses and related allowance for loan and lease losses and adjustments to the FDIC receivable, or accretion of certain fair value amounts into interest income in future periods if no provision for credit losses had been recorded. Adjustments of the FDIC receivable are recorded over the lesser of the remaining life of applicable covered loans or the remaining term of loss sharing. Interest is accrued daily on the outstanding principal balances of non-impaired loans. Accretable discounts related to certain fair value adjustments are accreted into income over the estimated lives of the loans on a level yield basis.

Covered Loans which are more than 90 days past due with respect to contractual interest or principal, unless they are well secured and in the process of collection, and other covered loans on which full recovery of principal or interest is in doubt, are placed on nonaccrual status as to contractual interest. Substantially all covered loans record accretion income based on the expected cash flows method.

In accordance with the loss sharing agreements with the FDIC, certain expenses relating to covered assets of external parties such as legal, property taxes, insurance, and the like may be partially reimbursed by the FDIC. Such qualifying future expenditures on covered assets will result in an increase to the FDIC receivable.

Allowance for Loan Losses
(e)	Allowance for Loan Losses

The allowance for loan losses is adjusted through provisions for loan losses charged or credited to operations. Loans are charged off against the allowance for loan losses when management believes that the collection of the principal is unlikely. Subsequent recoveries are added to the allowance. The allowance is determined through consideration of such factors as changes in the nature and volume of the portfolio, overall portfolio quality, delinquency trends, adequacy of collateral, loan concentrations, specific problem loans, and economic conditions that may affect the borrowers’ ability to pay.

To the best of management’s ability, all known and inherent losses that are both probable and reasonable to estimate have been recorded. While management uses available information to recognize losses on loans, future additions to the allowance may be necessary based on changes in economic conditions. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses. Such agencies may require the Company to adjust the allowance based on their judgment about information available to them at the time of their examination.

Real Estate Owned
(f)	Real Estate Owned

Real estate acquired through foreclosure, consisting of properties obtained through foreclosure proceedings or acceptance of a deed in lieu of foreclosure, is reported on an individual asset basis at the lower of cost or fair value, less disposal costs. Fair value is determined on the basis of current appraisals, comparable sales, and other estimates of value obtained principally from independent sources. When properties are acquired through foreclosure, any excess of the loan balance at the time of foreclosure over the fair value of the real estate held as collateral is recognized and charged to the allowance for loan losses. Subsequent write–downs are charged to a separate allowance for losses pertaining to real estate owned, established through provisions for estimated losses on real estate owned charged to operations. Based upon management’s evaluation of the real estate acquired through foreclosure, additional expense is recorded when necessary in an amount sufficient to reflect any estimated declines in fair value. Gains and losses recognized on the disposition of the properties are recorded in noninterest expense in the consolidated statements of income.

Other real estate acquired through foreclosure covered under loss sharing agreements with the FDIC is reported exclusive of expected reimbursement cash flows from the FDIC. Subsequent decreases to the estimated recoverable value of covered other real estate result in a reduction of covered other real estate, and a charge to other expense, and an increase in the FDIC receivable for the estimated amount to be reimbursed, with a corresponding amount recorded in noninterest expense.

Costs of improvements to real estate are capitalized, while costs associated with holding the real estate are charged to operations.

Premises and Equipment
(g)	Premises and Equipment

Premises and equipment are stated at cost, less accumulated depreciation, which is computed using the straight–line method over the estimated useful lives of the assets. The estimated useful lives of the assets range from 20 to 39 years for buildings and improvements and 3 to 15 years for furniture, fixtures, and equipment.

Receivable from FDIC for Loss Sharing Agreements
(h)	Receivable from FDIC for Loss Sharing Agreements

Under loss sharing agreements with the FDIC, the Bank recorded a receivable from the FDIC equal to the reimbursable portion of the estimated losses in the covered loans and other real estate acquired. The receivable is measured separately from the covered assets acquired as it is not contractually embedded in the loans and not transferrable with the loans should a decision be made to dispose of them. The receivable was recorded at the present value of the estimated cash flows using discount rates of approximately four percent, one and a half percent, and two percent, respectively, at the date of the respective acquisition and will be reviewed and updated prospectively as loss estimates related to covered loans and other real estate acquired through foreclosure change. These cash flows were discounted to reflect the uncertainty of the timing and receipt of the loss share reimbursements from the FDIC. Certain adjustments to the receivable are recorded over the lesser of the remaining life of applicable covered loans or the term of loss sharing. Most third party expenses on real estate and covered loans are covered under the loss sharing agreements and the cash flows from the reimbursable portion are included in the estimate of cash flows.

Mortgage Banking Activities
(i)	Mortgage Banking Activities

As a part of normal business operations, the Company originates residential mortgage loans that have been pre-approved by secondary investors. The terms of the loans are set by the secondary investors, and the purchase price that the investor will pay for the loan is agreed to prior to the commitment of the loan by the Company. Generally within three weeks after funding, the loans are transferred to the investor in accordance with the agreed-upon terms. The Company records gains from the sale of these loans on the settlement date of the sale equal to the difference between the proceeds received and the carrying amount of the loan. The gain generally represents the portion of the proceeds attributed to servicing release premiums received from the investors and the realization of origination fees received from borrowers which were deferred as part of the carrying amount of the loan. Between the initial funding of the loans by the Company and the subsequent reimbursement by the investors, the Company carries the loans on its balance sheet at the lower of cost or market. The fair value of the underlying commitment is not material to the consolidated financial statements.

Fees for servicing loans for investors are based on the outstanding principal balance of the loans serviced and are recognized as income when earned.

Income Taxes
(j)	Income Taxes

The Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. In assessing the reliability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies by jurisdiction and entity in making this assessment. The Company allocates income taxes to the members of the consolidated tax return group based on their proportion of taxable income.

Comprehensive Income
(k)	Comprehensive Income

Comprehensive income for the Company consists of net income for the period, unrealized holding gains and losses on investments, mortgage–backed securities, and collateralized mortgage obligations classified as available for sale, net of income taxes, and certain reclassification adjustments.

Goodwill and Other Intangible Assets
(l)	Goodwill and Other Intangible Assets

Intangible assets include costs in excess of net assets acquired and core deposit intangibles recorded in connection with the acquisitions of EBA Bancshares, Inc. and subsidiary, Eagle Bank of Alabama (collectively “EBA”), McIntosh Commercial Bank and The First National Bank of Florida. The core deposit intangible is being amortized over thirteen, five and six years, respectively.

The Company tests its goodwill for impairment annually and upon certain triggering events on an interim basis. The primary method used in the Company’s impairment assessment is the monitoring of the Company’s market capitalization, adjusted for an estimated control premium, compared to its recorded stockholders’ equity. No impairment charges have been recognized through September 30, 2012.

Acquisitions
(m)	Acquisitions

Accounting principles generally accepted in the United States (US GAAP) requires that the acquisition method of accounting, formerly referred to as purchase method, be used for all business combinations and that an acquirer be identified for each business combination. Under US GAAP, the acquirer is the entity that obtains control of one or more businesses in the business combination, and the acquisition date is the date the acquirer achieves control. US GAAP requires that the acquirer recognize the fair value of assets acquired, liabilities assumed, and any noncontrolling interest in the acquiree at the acquisition date.

The Company’s wholly-owned subsidiary acquired certain assets and liabilities of Neighborhood Community Bank (“NCB”) headquartered in Newnan, Georgia on June 26, 2009. The acquisition was completed with the assistance of the Federal Deposit Insurance Corporation (FDIC), which had been appointed Receiver of the entity by its state banking authority immediately prior to the Bank’s acquisition. The acquired assets and assumed liabilities of NCB were measured at estimated fair value. Management made significant estimates and exercised significant judgment in accounting for the acquisition of NCB. Management judgmentally assigned risk ratings to loans based on appraisals and estimated collateral values, expected cash flows, prepayment speeds and estimated loss factors to measure fair values for loans. Other real estate acquired through foreclosure was valued based upon pending sales contracts and appraised values, adjusted for current market conditions. Management used quoted or current market prices to determine the fair value of investment securities, short-term borrowings and long-term obligations that were assumed from NCB. The carrying value of certain long-term assets acquired in the acquisition of NCB, primarily the estimated value of core deposits of approximately $1.1 million, were reduced to zero by the excess of fair value of net assets acquired over liabilities assumed in the acquisition.

The Company’s wholly-owned subsidiary acquired certain assets and liabilities of McIntosh Commercial Bank (“MCB”) headquartered in Carrollton, Georgia on March 26, 2010. The acquisition was completed with the assistance of the Federal Deposit Insurance Corporation (FDIC), which had been appointed Receiver of the entity by its state banking authority immediately prior to the Bank’s acquisition. The acquired assets and assumed liabilities of MCB were measured at estimated fair value. Management made significant estimates and exercised significant judgment in accounting for the acquisition of MCB. Management judgmentally assigned risk ratings to loans based on appraisals and estimated collateral values, expected cash flows, and estimated loss factors to measure fair values for loans. Other real estate acquired through foreclosure was valued based upon pending sales contracts and appraised values, adjusted for current market conditions. Management used quoted or current market prices to determine the fair value of investment securities, short-term borrowings and long-term obligations that were assumed from MCB.

The Company’s wholly-owned subsidiary acquired certain assets and liabilities of The First National Bank of Florida (“FNB”) headquartered in Milton, Florida on September 9, 2011. The acquisition was completed with the assistance of the Federal Deposit Insurance Corporation (FDIC), which had been appointed Receiver of the entity by its state banking authority immediately prior to the Bank’s acquisition. The acquired assets and assumed liabilities of FNB were measured at estimated fair value. Management made significant estimates and exercised significant judgment in accounting for the acquisition of FNB. Management judgmentally assigned risk ratings to loans based on appraisals and estimated collateral values, expected cash flows, prepayment speeds and estimated loss factors to measure fair values for loans. Other real estate acquired through foreclosure was valued based upon pending sales contracts and appraised values, adjusted for current market conditions. Management used quoted or current market prices to determine the fair value of investment securities acquired from FNB.

Stock-Based Compensation
(n)	Stock–Based Compensation

The Company recognizes the estimated fair value of such equity instruments as expense as services are performed. The Company recognizes the total cost of the Company’s share based awards equal to the grant date fair value as expense on a straight line basis over the service periods of the awards.

Income Per Share
(o)	Income Per Share

Basic net income per share is computed on the weighted average number of shares outstanding. Diluted net income per share is computed by dividing net income by weighted average shares outstanding plus potential common shares resulting from dilutive stock options, determined using the treasury stock method.

	Years Ended September 30,
	2012	2011	2010
Net income	$4,978,692	$2,305,352	$5,934,990

Denominator:
Weighted average common shares outstanding	17,907,597	18,146,627	18,422,050
Equivalent shares issuable upon vesting of restricted stock awards and dilutive shares	28,896	37,311	51,574

Diluted shares	17,936,493	18,183,938	18,473,624

Net income per share:
Basic	$0.28	$0.13	$0.32

Diluted	$0.28	$0.13	$0.32

Treasury Stock
(p)	Treasury Stock
Treasury stock is accounted for at cost.
Employee Stock Ownership Plan (ESOP)
(q)	Employee Stock Ownership Plan (ESOP)

The Company has an internally-leveraged ESOP trust that covers substantially all of its employees. The Company’s common stock not yet allocated to participants is reflected as unearned compensation in stockholders’ equity. The Company records compensation expense associated with the ESOP based on the average market price (fair value) of the total Company shares committed to be released, and subsequently allocated to participants, during the year. The Company further records as compensation expense any dividends declared on unallocated Company shares in the ESOP trust. Earnings per share computations include any allocated shares in the ESOP trust.

Bank Owned Life Insurance
(r)	Bank Owned Life Insurance

The Company owns life insurance policies to provide for the payment of death benefits related to existing deferred compensation and supplemental income plans maintained for the benefit of certain executives and directors of the Company. The total cash surrender value amounts of such policies at September 30, 2012 and 2011 was $33,831,920 and $32,774,523, respectively. The Company recorded, as income, increases to the cash surrender value of $1,057,397, $1,096,510, and $1,128,164, for the three years ended September 30, 2012, 2011, and 2010, respectively.

Recent Accounting Pronouncements
(s)	Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an update to the accounting standards for amendments to achieve common fair value measurements and disclosure requirements in U.S. generally accepted accounting principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). This update, which is a joint effort between the FASB and the International Accounting Standards Board (“IASB”), amends existing fair value measurement guidance to converge the fair value measurement guidance in U.S. GAAP and IFRS. This update clarifies the application of existing fair value measurement requirements, changes certain principles in existing guidance and requires additional fair value disclosures. The update permits measuring financial assets and liabilities on a net credit risk basis, if certain criteria are met, increases disclosure surrounding company determined market prices (Level 3) financial instruments, and also requires the fair value hierarchy disclosure of financial assets and liabilities that are not recognized at fair value in the financial statements, but are included in disclosures at fair value. This update is effective for interim and annual periods beginning after December 15, 2011, and did not have a significant impact on the Company’s financial statements.

In June 2011, the FASB issued an update to the accounting standards relating to the presentation of comprehensive income. This update amends current accounting standards to require that all nonowner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. Subsequently, in December 2011, the FASB issued another update to defer the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income as previously established in the June 2011 update. The option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. This update is effective for interim and annual periods beginning after December 15, 2011. The Company has presented a separate consolidated statement of comprehensive income.

In September 2011, the FASB issued an update to the accounting standards relating to testing goodwill for impairment. This guidance allows companies to waive comparing the fair value of a reporting unit to its carrying amount in assessing the recoverability of goodwill if, based on qualitative factors, it is not more likely than not that the fair value of a reporting unit is less than its carrying amount. This update will be effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Management is evaluating the impact of this update on the Company’s consolidated financial statements.

In October 2012, the FASB issued an update to the accounting standards to provide guidance on the subsequent accounting treatment for an indemnification asset recognized at the acquisition date as a result of a government-assisted acquisition of a financial institution. The amendments in update require entities that recognize an indemnification asset (in accordance with Subtopic 805-20) as a result of a government-assisted acquisition of a financial institution and subsequently a change in the cash flows expected to be collected on the indemnification asset occurs (as a result of a change in cash flows expected to be collected on the assets subject to indemnification) to subsequently account for the change in the measurement of the indemnification asset on the same basis as the change in the assets subject to indemnification. Any amortization of changes in value should be limited to the contractual term of the indemnification agreement (that is, the lesser of the term of the indemnification agreement and the remaining life of the indemnified assets). The amendments in this guidance are effective for the Company for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted. The adoption of this update has no impact on the consolidated financial statements because the Company’s accounting procedures for the indemnification asset is in compliance with this amendment.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2012
Computation of Basic Net Income Per Share

Basic net income per share is computed on the weighted average number of shares outstanding. Diluted net income per share is computed by dividing net income by weighted average shares outstanding plus potential common shares resulting from dilutive stock options, determined using the treasury stock method.

	Years Ended September 30,
	2012	2011	2010
Net income	$4,978,692	$2,305,352	$5,934,990

Denominator:
Weighted average common shares outstanding	17,907,597	18,146,627	18,422,050
Equivalent shares issuable upon vesting of restricted stock awards and dilutive shares	28,896	37,311	51,574

Diluted shares	17,936,493	18,183,938	18,473,624

Net income per share:
Basic	$0.28	$0.13	$0.32

Diluted	$0.28	$0.13	$0.32

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2012
Summary of Intangible Assets

At September 30, 2012 and 2011, intangible assets are summarized as follows:

	September 30,
	2012	2011

Goodwill	$4,325,282	$4,325,282

Core deposit intangible	$3,369,449	$3,369,449
Less accumulated amortization	2,089,140	1,541,987

	$1,280,309	$1,827,462

Amortization Expense for Core Deposit Intangible

Amortization expense for the core deposit intangible for the next five years as of September 30, 2012 is as follows:

Year Ending September 30

2013	$476,422
2014	380,210
2015	266,180
2016	132,887
2017	24,610

$1,280,309

Federally Assisted Acquisitions (Tables)	12 Months Ended
Sep. 30, 2012
McIntosh Commercial Bank
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table presents the assets acquired and liabilities assumed, as recorded by MCB on the acquisition date and as adjusted for purchase accounting adjustments.

	As recorded by MCB		Fair value adjustments		As recorded by CharterBank
Assets
Cash and due from banks	$32,285,757		$36,629,236	(a)	$68,914,993
FHLB and other bank stock	1,321,710		(200,410	)(b)	1,121,300
Mortgage-backed securities	24,744,318		(75,028	)(c)	24,669,290
Loans	207,644,252		(110,645,341	)(d)	96,998,911
Other real estate owned	55,267,968		(40,136,424	)(e)	15,131,544
FDIC receivable for loss sharing agreements	—		108,252,007	(f)	108,252,007
Core deposit intangible	—		258,811	(g)	258,811
Other assets	1,313,923		(427,702	)(h)	886,221

Total assets	$322,577,928		$(6,344,851)		$316,233,077

Liabilities
Deposits:
Noninterest-bearing	$5,443,673		$—		$5,443,673
Interest-bearing	289,862,953		683,100	(i)	290,546,053

Total deposits	295,306,626		683,100		295,989,726
FHLB advance and other borrowings	9,491,486		—		9,491,486
Deferred tax liability	—		3,737,126	(j)	3,737,126
Other liabilities	1,409,048		—		1,409,048

Total liabilities	306,207,160		4,420,226		310,627,386

Excess of assets acquired over liabilities assumed	$16,370,768	(k)

Aggregate fair value adjustments			$(10,765,077)

Net assets of MCB acquired					$5,605,691

Explanation of fair value adjustments

(a) – Adjustment reflects the initial wire received from the FDIC on the acquisition date.

(b) – Adjustment reflects the estimated fair value of other bank stock.

(c) – Adjustment reflects fair value adjustments based on the Bank’s evaluation of the acquired mortgage-backed securities portfolio.

(d) – Adjustment reflects fair value adjustments based on the Bank’s evaluation of the acquired loan portfolio. The fair value adjustment includes adjustments for estimated credit losses, liquidity and servicing costs.

(e) – Adjustment reflects the estimated other real estate owned losses based on the Bank’s evaluation of the acquired other real estate owned portfolio.

(f) – Adjustment reflects the estimated fair value of payments the Bank will receive from the FDIC under loss sharing agreements. The receivable was recorded at present value of the estimated cash flows using an average discount rate of one and a half percent.

(g) – Adjustment reflects fair value adjustments to record the estimated core deposit intangible.

(h) – Adjustment reflects fair value adjustments to record certain other assets acquired in this transaction.

(i) – Adjustment reflects fair value adjustments based on the Bank’s evaluation of the acquired time deposit portfolio.

(j) – Adjustment reflects differences between the financial statement and tax bases of assets acquired and liabilities assumed.

(k) – Amount represents the excess of assets acquired over liabilities assumed and since the asset discount bid by CharterBank of $53 million exceeded this amount, the difference resulted in a cash settlement with the FDIC on the acquisition date.

The First National Bank Of Florida ("FNB")
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table shows adjustments to the fair value of the assets and liabilities acquired and the resulting gain from the FNB acquisition as of September 9, 2011.

	As recorded by FNB		Fair value adjustments		As recorded by CharterBank
Assets
Cash and due from banks	$25,689,080		$23,637,211	(a)	$49,326,291
FHLB and FRB stock	993,612		—		993,612
Investment securities available for sale	13,002,568		(97,407	)(b)	12,905,161
Loans, net of unearned income	185,927,300		(61,459,964	)(c)	124,467,336
Other real estate owned	24,943,178		(17,387,076	)(d)	7,556,102
FDIC receivable for loss sharing agreements	—		51,555,999	(e)	51,555,999
Core deposit intangible	—		1,134,697	(f)	1,134,697
Other assets	1,291,037		(251,246	)(g)	1,039,791

Total assets acquired	$251,846,775		$(2,867,786)		$248,978,989

Liabilities
Deposits	244,715,032		—		244,715,032
Deferred tax liability	—		420,919	(j)	420,919
Other liabilities	2,768,954		400,000	(i)	3,168,954

Total liabilities assumed	247,483,986		820,919		248,304,905

Excess of assets acquired over liabilities assumed	$4,362,789	(h)

Aggregate fair value adjustments			$(3,688,705)

Net assets of FNB acquired					$674,084

Explanation of fair value adjustments

(a) – Adjustment reflects the initial wire received from the FDIC adjusted for overpayment by the FDIC on the acquisition date.

(b) – Adjustment reflects fair value adjustments based on the Bank’s evaluation of the acquired investment securities portfolio.

(c) – Adjustment reflects fair value adjustments based on the Bank’s evaluation of the acquired loan portfolio. The fair value adjustment includes adjustments for estimated credit losses, liquidity and servicing costs.

(d) – Adjustment reflects the estimated other real estate owned losses based on the Bank’s evaluation of the acquired other real estate owned portfolio.

(e) – Adjustment reflects the estimated fair value of payments the Bank will receive from the FDIC under loss sharing agreements. The receivable was recorded at present value of the estimated cash flows using an average discount rate of approximately two percent.

(f) – Adjustment reflects fair value adjustments to record the estimated core deposit intangible.

(g) – Adjustment reflects fair value adjustments to record certain other assets acquired in this transaction.

(h) – Amount represents the excess of assets acquired over liabilities assumed and since the asset discount bid by CharterBank of $28 million exceeded this amount, the difference resulted in a cash settlement with the FDIC on the acquisition date.

(i) – Adjustment reflects fair value adjustments to record certain other liabilities in this transaction.

(j) – Adjustment reflects differences between the financial statement and tax bases of assets acquired and liabilities assumed.

Securities Available for Sale (Tables)	12 Months Ended
Sep. 30, 2012
Securities Available for Sale, Credit Rating

Securities available for sale are summarized as follows, credit ratings are current as of September 30, 2012:

	September 30, 2012
	Amortized Cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Other investment securities:
Tax-free municipals	$11,555,068	$25,004	$(1,571)	$11,578,501
U.S. government sponsored entities	16,519,624	107,431	—	16,627,055
Mortgage-backed securities:
FNMA certificates	84,836,714	1,748,088	—	86,584,802
GNMA certificates	4,568,181	377,231	—	4,945,412
FHLMC certificates	45,178,602	1,065,844	—	46,244,446
Collateralized mortgage obligations:
FNMA	7,712,770	314,386	—	8,027,156
GNMA	499,503	3,960	(152)	503,311
FHLMC	533,379	46,710	—	580,089
Private-label mortgage securities:
Investment grade	2,480,412	32,214	(155,882)	2,356,744
Split Rating [1]	6,922,884	—	(676,581)	6,246,303
Non investment grade	8,264,044	—	(2,578,530)	5,685,514

Total	$189,071,181	$3,720,867	$(3,412,716)	$189,379,333

[1]	Bonds with split ratings represent securities with separate investment and non investment grades.

	September 30, 2011
	Amortized Cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Other investment securities:
Tax-free municipals	$10,618,273	$21,404	$(13,452)	$10,626,225
U.S. government sponsored entities	17,414,309	95,567	—	17,509,876
Mortgage-backed securities:
FNMA certificates	62,750,950	856,995	—	63,607,945
GNMA certificates	5,841,685	246,044	—	6,087,729
FHLMC certificates	20,634,103	657,084	—	21,291,187
Collateralized mortgage obligations:
FNMA	16,682,474	451,103	—	17,133,577
GNMA	3,648,357	29,348	(1,130)	3,676,575
FHLMC	870,973	72,653	—	943,626
Private-label mortgage securities:
Investment grade	3,212,607	35,163	(424,674)	2,823,096
Split Rating [1]	9,041,253	6,335	(995,327)	8,052,261
Non investment grade	11,008,649	—	(4,024,172)	6,984,477

Total	$161,723,633	$2,471,696	$(5,458,755)	$158,736,574

[1]	Bonds with split ratings represent securities with separate investment and non investment grades.

Amortized Cost And Estimated Fair Value of Investment Securities

The amortized cost and estimated fair value of investment securities available for sale as of September 30, 2012, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized cost	Estimated fair value
Less than 1 year	$1,619,783	$1,627,437
1-5 years	17,977,502	18,081,140
Greater than 5 years	8,477,407	8,496,978
Mortgage-backed securities	160,996,489	161,173,778

	$189,071,181	$189,379,333

Securities Available for Sale in Continuous Unrealized Loss Position for Less Than 12 Months

Securities available for sale in a continuous unrealized loss position for less than 12 months at September 30, 2011 are as follows:

	September 30, 2011
	Amortized cost	Gross unrealized losses	Estimated fair value
Other investment securities:
Tax-free municipals	$1,339,585	$(13,452)	$1,326,133
Collateralized mortgage obligations:
Private-label mortgage securities	1,782,525	(110,599)	1,671,926

	$3,122,110	$(124,051)	$2,998,059

Continuous Unrealized Loss Position Greater Than Twelve Months

Securities available for sale that have been in a continuous unrealized loss position for greater than 12 months at September 30, 2012 and 2011 are as follows:

	September 30, 2012
	Amortized cost	Gross unrealized losses	Estimated fair value
Other investment securities:
Tax-free municipals	$262,550	(1,571)	260,979
Collateralized mortgage obligations:
GNMA	133,587	(152)	133,435
Private-label mortgage securities	16,485,944	(3,410,993)	13,074,951

	$16,882,081	$(3,412,716)	$13,469,365

	September 30, 2011
	Amortized cost	Gross unrealized losses	Estimated fair value
Collateralized mortgage obligations:
GNMA	$346,140	$(1,130)	$345,010
Private-label mortgage securities	18,833,695	(5,333,574)	13,500,121

	$19,179,835	$(5,334,704)	$13,845,131

Changes in Amount of Credit Losses on Investment Securities Recognized in Earnings

The following table summarizes the changes in the amount of credit losses on the Company’s investment securities recognized in earnings for the years ended September 30, 2012, 2011 and 2010:

	Years Ended September 30,
	2012	2011	2010

Beginning balance of credit losses previously recognized in earnings	$4,822,916	$2,526,674	$—
Amount related to credit losses for securities for which an other-than-temporary impairment was not previously recognized in earnings	—	—	2,526,674
Amount related to credit losses for securities for which an other-than-temporary impairment was recognized in earnings	273,259	2,296,242	—
Reduction due to credit impaired securities sold or fully settled	(4,715,729)	—	—

Ending balance of cumulative credit losses recognized in earnings	$380,446	$4,822,916	$2,526,674

Non-Agency Collateralized Mortgage Obligations

The following table shows issuer-specific information, including current par value, book value, fair value, credit rating and unrealized gain (loss) for the Company’s portfolio of private label mortgage obligations as of September 30, 2012.

Cusip	Description	Credit Rating [1]			Cumulative Net Impairment Losses Recognized in Earnings	Current Par Value	Amortized Cost	Market Value	Unrealized Gain (Loss)
		Moody	S&P	Fitch			(Dollars in thousands)
Investment Grade
36228FQF6	GSR 2003-4F 1A2	n/a	AAA/*-	AAA/*-	$—	$353	$353	$359	$6
55265KL80	MASTR 2003-8 4A1	n/a	AAA/*-	AAA	—	835	829	854	25
86359BVF5	SARM 2004-6 3A3	n/a	A+	n/a	—	1,299	1,299	1,143	(156)

	Total				$—	$2,487	$2,481	$2,356	$(125)

Split Rating
17307GDL9	CMLTI 2004-HYB1 A31	B1	n/a	AA/*-	$—	$1,449	$1,449	$1,446	$(3)
576433QD1	MARM 2004-7 5A1	Ba3	BBB-/*	n/a	—	5,474	5,474	4,802	(672)

	Total				$—	$6,923	$6,923	$6,248	$(675)

Non Investment Grade
576433UQ7	MARM 2004-13 B1	NR	B-/*	n/a	$380	$5,954	$5,574	$3,273	$(2,301)
576433VN3	MARM 2004-15 4A1	B3	n/a	B	—	2,690	2,690	2,412	(278)

	Total				$380	$8,644	$8,264	$5,685	$(2,579)

	Grand Total				$380	$18,054	$17,668	$14,289	$(3,379)

[1]	Credit ratings are current as of September 30, 2012.

Loans Receivable (Tables)	12 Months Ended
Sep. 30, 2012
Loans receivable

Loans receivable are summarized as follows:

	September 30, 2012	September 30, 2011
Loans not covered by loss sharing agreements:
1-4 family residential real estate	$105,514,544	$98,844,828
Commercial real estate	251,379,010	252,037,202
Commercial	16,596,833	17,612,661
Real estate construction	45,369,190	41,726,520
Consumer and other	18,107,198	20,137,875

Loans receivable, net of undisbursed proceeds of loans in process	436,966,775	430,359,086
Less:
Unamortized loan origination fees, net	1,101,481	1,010,480
Allowance for loan losses	8,189,895	9,369,837

Total loans not covered, net	$427,675,399	$419,978,769

Covered Loans Acquired

The carrying amount of covered loans at September 30, 2012 and 2011 consisted of impaired loans at acquisition date and all other acquired loans and are presented in the following tables.

	September 30, 2012
	Impaired Loans at Acquisition	All Other Acquired Loans	Total Covered Loans
Loans covered by loss sharing agreements:
1-4 family residential real estate	$5,619,110	$9,421,190	$15,040,300
Commercial real estate	71,806,980	88,353,272	160,160,252
Commercial	12,081,845	13,885,559	25,967,404
Real estate construction	1,321,752	559,675	1,881,427
Consumer and other	708,832	5,458,309	6,167,141

Loans receivable, gross	91,538,519	117,678,005	209,216,524
Less:
Non-accretable difference	14,285,220	5,096,952	19,382,172
Allowance for covered loan losses	1,793,943	8,546,872	10,340,815
Accretable discount	9,869,297	3,055,050	12,924,347
Discount on acquired performing loans	—	308,728	308,728
Unamortized loan origination fees, net	—	32,146	32,146

Total loans covered, net	$65,590,059	$100,638,257	$166,228,316

	September 30, 2011
	Impaired Loans at Acquisition	All Other Acquired Loans	Total Covered Loans
Loans covered by loss sharing agreements:
1-4 family residential real estate	$8,662,904	$11,261,058	$19,923,962
Commercial real estate	142,358,465	120,903,232	263,261,697
Commercial	10,263,020	22,478,750	32,741,770
Real estate construction	8,059,927	778,764	8,838,691
Consumer and other	866,166	7,715,276	8,581,442

Loans receivable, gross	170,210,482	163,137,080	333,347,562
Less:
Non-accretable difference	61,346,002	7,799,285	69,145,287
Allowance for covered loan losses	—	6,892,425	6,892,425
Accretable discount	16,893,100	4,705,432	21,598,532
Discount on acquired performing loans	—	622,258	622,258
Unamortized loan origination fees, net	—	39,475	39,475

Total loans covered, net	$91,971,380	$143,078,205	$235,049,585

Accretable Discount on Acquired Loans

The following table documents changes in the accretable discount on acquired loans during the years ended September 30, 2012 and 2011:

	Impaired Loans At Acquisition	All Other Acquired Loans	Total Covered Loans
Balance, September 30, 2010	$10,166,664	$8,476,672	$18,643,336
Accretable yield acquired	11,203,405	—	11,203,405
Loan accretion	(4,476,969)	(3,771,240)	(8,248,209)

Balance, September 30, 2011	16,893,100	4,705,432	21,598,532
Loan accretion	(7,023,803)	(1,650,382)	(8,674,185)

Balance, September 30, 2012	$9,869,297	$3,055,050	$12,924,347

Allowance for Loan Losses

The following is a summary of transactions during the years ended September 30, 2012, 2011 and 2010  in the allowance for loan losses on loans covered by loss sharing:

	September 30,
	2012	2011	2010
Balance, beginning of year	$6,892,425	$15,553,536	$23,832,265
Loans charged-off (gross)	(6,700,215)	(16,103,611)	(10,786,622)
Recoveries on loans previously charged-off	744,850	1,442,500	404,716
Provision for loan losses charged to FDIC receivable	8,202,159	4,800,000	1,682,542
Provision for loan losses charged to operations	1,201,596	1,200,000	420,635

Balance, end of year	$10,340,815	$6,892,425	$15,553,536

Changes in Carrying Value of FDIC Receivable

The following table documents changes in the carrying value of the FDIC receivable for loss sharing agreements relating to covered loans and other real estate owned during the years ended September 30, 2012 and 2011:

	September 30,
	2012	2011

Balance, beginning of year	$96,777,791	$89,824,798
Fair value of FDIC receivable for loss sharing agreements at acquisition	—	51,555,999
Receipt of payments from FDIC	(80,528,485)	(53,615,832)
Accretion of fair value adjustment	1,461,779	1,035,125
Recovery of previous loss reimbursements	(3,252,736)	(3,617,003)
Provisions for estimated losses on covered assets	15,976,659	4,800,000
External expenses qualifying under loss sharing agreements	4,700,525	6,794,704

Balance, end of year	$35,135,533	$96,777,791

Impaired Loans Not Covered by Loss Sharing

Impaired loans not covered by loss sharing, segregated by class of loans were as follows:

September 30, 2012

				Year Ended September 30, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
1-4 family residential real estate	$2,500,824	$2,982,895	$—	$2,867,188	$31,122
Commercial real estate	12,469,240	14,063,513	—	13,689,972	568,615
Commercial	2,847,862	2,860,935	—	2,908,659	95,676
Real estate construction	5,925	34,844	—	32,735	296

Grand Total:	$17,823,851	$19,942,187	$—	$19,498,554	$695,709

There were no recorded allowances for impaired loans not covered by loss sharing at September 30, 2012. The recorded investment in accruing troubled debt restructured loans at September 30, 2012 totaled $14,420,575 and are included in the impaired loan table above.

September 30, 2011

				Year Ended September 30, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
1-4 family residential real estate	$5,854,706	$5,934,610	$—	$5,970,816	$111,556
Commercial real estate	7,345,478	7,548,674	—	7,443,685	290,456
Commercial	2,425,539	2,430,884	—	3,216,788	88,665
Real estate construction	1,577,590	1,577,590	—	1,593,908	78,181

Subtotal:	17,203,313	17,491,758	—	18,225,197	568,858
With an allowance recorded:
1-4 family residential real estate	$—	$—	$—	$—	$—
Commercial real estate	2,881,355	2,881,355	1,162,795	2,950,237	63,857
Commercial	64,568	63,318	66,818	74,431	—
Real estate construction	—	—	—	—	—

Subtotal:	2,945,923	2,946,673	1,229,613	3,024,668	63,857
Totals:
1-4 family residential real estate	$5,854,706	$5,934,610	$—	$5,970,816	$111,556
Commercial real estate	10,226,833	10,430,029	1,162,795	10,393,922	354,313
Commercial	2,490,107	2,496,202	66,818	3,291,219	88,665
Real estate construction	1,577,590	1,577,590	—	1,593,908	78,181

Grand Total:	$20,149,236	$20,438,431	$1,229,613	$21,249,865	$632,715

Allowances for Loan Losses

Allowance for loan losses	Year Ended September 30, 2010
Balance, at beginning of year	$9,331,612
Charge-offs	(5,407,747)
Recoveries	73,230
Provision	5,800,000

Ending balance	$9,797,095

Summary of Activity With Respect to Aggregate Loans

The following is a summary of activity with respect to such aggregate loans to these individuals and their associates and affiliated companies:

	September 30,
	2012	2011
Beginning balance	$1,521,462	$10,102,736
Additions to new officer loans	—	817,443
Repayments	(718,505)	(9,398,717)

Ending balance	$802,957	$1,521,462

Troubled Debt Restructurings

For the years ended September 30, 2012 and 2011, the following tables present a breakdown of the types of concessions determined to be troubled debt restructurings (“TDRs”) during the period by loan class.

	Accruing Loans			Nonaccrual Loans
	Year Ended September 30, 2012			Year Ended September 30, 2012
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
	Number of	Outstanding	Outstanding	Number of	Outstanding	Outstanding
	Loans	Recorded Investment	Recorded Investment	Loans	Recorded Investment	Recorded Investment
Below market interest rate
Commercial Real Estate	10	$4,854,691	$4,802,649	—	$—	$—
Commercial	1	2,656,363	2,624,018	—	—	—

Total	11	$7,511,054	$7,426,667	—	$—	$—

Payment structure modification
Commercial Real Estate	2	$94,792	$94,792	1	$131,841	$131,022

Total	2	$94,792	$94,792	1	$131,841	$131,022

Grand Total	13	$7,605,846	$7,521,459	1	$131,841	$131,022

	Accruing Loans			Nonaccrual Loans
	Year Ended September 30, 2011			Year Ended September 30, 2011
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
	Number of	Outstanding	Outstanding	Number of	Outstanding	Outstanding
	loans	Recorded Investment	Recorded Investment	loans	Recorded Investment	Recorded Investment
Extended payment terms
Commercial Real Estate	—	$—	$—	1	$918,268	$918,268

Total	—	$—	$—	1	$918,268	$918,268

Payment structure modification
1-4 Family Residential Real Estate	1	$61,633	$61,633	—	$—	$—
Commercial Real Estate	4	3,669,828	3,669,828	1	57,834	57,834
Commercial Non Real Estate	1	1,987,378	1,987,378	1	24,269	24,269
Real Estate Construction	9	1,551,298	1,551,298	—	—	—

Total	15	$7,270,137	$7,270,137	2	$82,103	$82,103

Grand Total	15	$7,270,137	$7,270,137	3	$1,000,371	$1,000,371

Past Due Loans
Age Analysis of Past Due Loans

An age analysis of past due loans not covered by loss sharing, segregated by class of loans at September 30, 2012 and 2011 were as follows:

September 30, 2012

	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Loans	Loans > 90 Days Accruing
1-4 family residential real estate	$1,460,017	$621,257	$2,081,274	$103,433,270	$105,514,544	$401,726
Commercial real estate	1,459,472	—	1,459,472	249,919,538	251,379,010	—
Commercial	145,001	—	145,001	16,451,832	16,596,833	—
Real estate construction	—	—	—	45,369,190	45,369,190	—
Consumer and other	125,054	—	125,054	17,982,144	18,107,198	—

	$3,189,544	$621,257	$3,810,801	$433,155,974	$436,966,775	$401,726

September 30, 2011

	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
1-4 family residential real estate	$1,261,293	$2,434,213	$3,695,506	$95,149,322	$98,844,828	$—
Commercial real estate	3,073,129	1,671,035	4,744,164	247,293,038	252,037,202	—
Commercial	315,882	160,558	476,440	17,136,221	17,612,661	—
Real estate construction	—	26,291	26,291	41,700,229	41,726,520	—
Consumer and other	197,125	—	197,125	19,940,750	20,137,875	—

	$4,847,429	$4,292,097	$9,139,526	$421,219,560	$430,359,086	$—

Non Covered Loans
Allowance for Loan Losses

The following tables are a summary of transactions in the allowance for loan losses on loans not covered by loss sharing by portfolio segment:

	Year ended September 30, 2012
	1-4 family real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Unallocated	Total

Allowance for loan losses:
Balance at beginning of year	$633,364	$5,972,310	$821,830	$1,065,512	$48,276	$828,545	$9,369,837
Charge-offs	(1,180,899)	(2,824,917)	(408,314)	(28,919)	(87,735)	—	(4,530,784)
Recoveries	3,881	359	41,473	—	5,129	—	50,842
Provision	1,423,508	2,332,380	256,605	(749,464)	113,957	(76,986)	3,300,000

Ending balance	$879,854	$5,480,132	$711,594	$287,129	$79,627	$751,559	$8,189,895

Ending balance: individually evaluated for impairment	$—	$—	$—	$—	$—		$—

Loans:
Ending balance	$105,514,544	$251,379,010	$16,596,833	$45,369,190	$18,107,198		$436,966,775

Ending balance: individually evaluated for impairment	$2,500,824	$12,469,240	$2,847,862	$5,925	$—		$17,823,851

	Year Ended September 30, 2011
	1-4 family real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Unallocated	Total

Allowance for loan losses:
Balance at beginning of year	$1,023,078	$6,103,391	$623,479	$1,236,169	$79,149	$731,829	$9,797,095
Charge-offs	(600,210)	(957,064)	(517,435)	(21,822)	(151,992)	—	(2,248,523)
Recoveries	63,310	—	36,756	159	21,040	—	121,265
Provision	147,186	825,983	679,030	(148,994)	100,079	96,716	1,700,000

Ending balance	$633,364	$5,972,310	$821,830	$1,065,512	$48,276	$828,545	$9,369,837

Ending balance: individually evaluated for impairment	$—	$1,162,795	$66,818	$—	$—		$1,229,613

Loans:
Ending balance	$98,844,828	$252,037,202	$17,612,661	$41,726,520	$20,137,875		$430,359,086

Ending balance: individually evaluated for impairment	$5,854,706	$10,226,833	$2,490,107	$1,577,590	$—		$20,149,236

Age Analysis of Past Due Loans

Nonaccrual and Past Due Loans. Nonaccrual loans not covered by loss sharing, segregated by class of loans were as follows:

	September 30, 2012	September 30, 2011
1-4 family residential real estate	$2,038,340	$5,793,073
Commercial real estate	771,711	5,339,730
Commercial	191,499	438,161
Real estate construction	—	26,291
Consumer and other	42,363	96,954

Total	$3,043,913	$11,694,209

Risk Grades of Loan Portfolio

The following table presents the risk grades of the loan portfolio not covered by loss sharing, segregated by class of loans:

September 30, 2012

	1-4 family residential real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Total
Pass (1-4)	$97,045,428	$217,582,908	$13,252,993	$44,075,754	$17,357,541	$389,314,624
Special Mention (5)	3,525,488	11,396,970	93,033	286,505	559,982	15,861,978
Substandard (6)	4,943,628	22,399,132	3,250,807	1,006,931	189,675	31,790,173
Doubtful (7)	—	—	—	—	—	—
Loss (8)	—	—	—	—	—	—

Total not covered loans	$105,514,544	$251,379,010	$16,596,833	$45,369,190	$18,107,198	$436,966,775

September 30, 2011

	1-4 family residential real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Total
Pass (1-4)	$89,121,799	$210,707,732	$13,629,735	$33,824,113	$19,539,636	$366,823,015
Special Mention (5)	3,486,324	25,456,968	448,711	6,230,194	381,414	36,003,611
Substandard (6)	6,236,705	15,756,651	3,373,657	1,672,213	212,093	27,251,319
Doubtful (7)	—	115,851	160,558	—	4,732	281,141
Loss (8)	—	—	—	—	—	—

Total not covered loans	$98,844,828	$252,037,202	$17,612,661	$41,726,520	$20,137,875	$430,359,086

Covered Loans
Allowance for Loan Losses

The following tables detail the nonaccretable discount and allowance for loan losses on loans covered by loss sharing by portfolio segment.

	Year Ended September 30, 2012
	1-4 family real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Total

Non-accretable differences [1]:
Balance at beginning of year	$3,429,923	$61,165,928	$7,706,431	$2,970,506	$764,924	$76,037,712
Charge-offs	(1,515,979)	(49,170,125)	(6,664,343)	(2,533,954)	(390,044)	(60,274,445)
Recoveries	7,665	394,841	4,150,489	—	2,970	4,555,965
Provision for loan losses charged to FDIC receivable	85,717	4,165,963	2,907,496	96,225	946,758	8,202,159
Provision for loan losses charged to operations	3,383	928,599	242,681	5,578	21,355	1,201,596

Ending balance	$2,010,709	$17,485,206	$8,342,754	$538,355	$1,345,963	$29,722,987

Covered loans:
Ending contractual balance	$15,040,300	$160,160,252	$25,967,404	$1,881,427	$6,167,141	$209,216,524

[1]	Amounts include the allowance for covered loan losses.

	Year Ended September 30, 2011
	1-4 family real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Total

Non-accretable differences [1]:
Balance at beginning of year	$1,856,851	$39,160,920	$23,266,859	$2,497,018	$1,632,467	$68,414,115
Charge-offs	(53,748)	(24,943,324)	(20,020,399)	(2,811,511)	(1,887,271)	(49,716,253)
Recoveries	67,943	1,220,753	3,334,031	74,875	41,249	4,738,851
Acquisition	1,310,279	41,265,945	1,060,365	2,962,061	2,349	46,600,999
Provision for loan losses charged to FDIC receivable	198,879	3,569,308	52,460	198,449	780,904	4,800,000
Provision for loan losses charged to operations	49,719	892,326	13,115	49,614	195,226	1,200,000

Ending balance	$3,429,923	$61,165,928	$7,706,431	$2,970,506	$764,924	$76,037,712

Covered loans:
Ending contractual balance	$19,923,962	$263,261,697	$32,741,770	$8,838,691	$8,581,442	$333,347,562

[1]	Amounts include the allowance for covered loan losses.

Age Analysis of Past Due Loans

An age analysis of past due loans covered by loss sharing, segregated by class of loans at September 30, 2012 and 2011 were as follows:

September 30, 2012

	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Loans [1]	Loans > 90 Days Accruing [2]
1-4 family residential real estate	$734,789	$834,569	$1,569,358	$11,460,232	$13,029,590	$834,570
Commercial real estate	6,546,132	20,588,187	27,134,319	115,540,726	142,675,045	20,588,187
Commercial	917,019	2,984,197	3,901,216	13,723,435	17,624,651	2,984,197
Real estate construction	—	—	—	1,343,072	1,343,072	—
Consumer and other	55,441	391,755	447,196	4,373,983	4,821,179	391,754

	$8,253,381	$24,798,708	$33,052,089	$146,441,448	$179,493,537	$24,798,708

[1]	Covered loan balances are net of non-accretable differences and allowance for covered loan losses and have not been reduced by $13,233,075 of accretable discounts.
[2]	Covered loans contractually past due greater than ninety days are reported as accruing loans because of accretable discounts established at the time of acquisition.

September 30, 2011

	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Loans [1]	Loans > 90 Days and Accruing [2]
1-4 family residential real estate	$1,263,640	$1,852,536	$3,116,176	$13,377,864	$16,494,040	$1,852,536
Commercial real estate	6,890,156	19,890,694	26,780,850	175,314,919	202,095,769	19,890,694
Commercial	1,840,322	4,854,955	6,695,277	18,340,062	25,035,339	4,854,955
Real estate construction	—	3,617,000	3,617,000	2,251,184	5,868,184	3,617,000
Consumer and other	233,527	142,184	375,711	7,440,807	7,816,518	142,184

	$10,227,645	$30,357,369	$40,585,014	$216,724,836	$257,309,850	$30,357,369

[1]	Covered loan balances are net of non-accretable differences and allowance for covered loan losses and have not been reduced by $22,220,790 of accretable discounts.
[2]	Covered loans contractually past due greater than ninety days are reported as accruing loans because of accretable discounts established at the time of acquisition.

Risk Grades of Loan Portfolio

The following tables present the risk grades, ignoring grade enhancement provided by the FDIC loss sharing, of the loan portfolio covered by loss sharing agreements, segregated by class of loans at September 30, 2012 and 2011. Numerical risk ratings 5-8 constitute classified assets for regulatory reporting; however, regulatory authorities consider the FDIC loss sharing percentage of either 80% or 95%, as applicable, as a reduction of the regulatory classified balance for covered loans.

September 30, 2012

	1-4 family residential real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Total
Numerical risk rating (1-4)	$7,153,464	$56,448,239	$6,912,992	$—	$4,011,268	$74,525,963
Numerical risk rating (5)	2,223,780	27,564,628	4,040,798	1,343,072	224,720	35,396,998
Numerical risk rating (6)	3,217,548	54,282,789	5,127,288	—	581,495	63,209,120
Numerical risk rating (7)	434,798	4,379,389	1,543,573	—	3,696	6,361,456
Numerical risk rating (8)	—	—	—	—	—	—

Total covered loans [1]	$13,029,590	$142,675,045	$17,624,651	$1,343,072	$4,821,179	$179,493,537

[1]	Covered loan balances are net of non-accretable differences and allowances for covered loan losses and have not been reduced by $13,233,075 of accretable discounts.

September 30, 2011

	1-4 family residential real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Total
Numerical risk rating (1-4)	$10,693,680	$103,968,632	$12,378,784	$2,251,184	$6,563,123	$135,855,403
Numerical risk rating (5)	1,266,882	25,350,072	1,773,795	—	292,054	28,682,803
Numerical risk rating (6)	4,018,325	63,319,301	5,879,654	3,617,000	913,673	77,747,953
Numerical risk rating (7)	515,153	9,457,764	5,003,106	—	47,668	15,023,691
Numerical risk rating (8)	—	—	—	—	—	—

Total covered loans [1]	$16,494,040	$202,095,769	$25,035,339	$5,868,184	$7,816,518	$257,309,850

[1]	Covered loan balances are net of non-accretable differences and allowances for covered loan losses and have not been reduced by $22,220,790 of accretable discounts.

Accrued Interest and Dividends Receivable (Tables)	12 Months Ended
Sep. 30, 2012
Accrued Interest and Dividends Receivable

At September 30, 2012 and 2011, accrued interest and dividends receivable are summarized as follows:

	September 30,
	2012	2011
Loans Receivable	$2,520,272	$2,806,716
Mortgage – backed securities and collaterized mortgage obligations	462,466	461,486
Other investment securities	258,582	422,231

	$3,241,320	$3,690,433

Real Estate Owned (Tables)	12 Months Ended
Sep. 30, 2012
Non-Covered Real Estate
Real Estate Owned

The following is a summary of transactions in the real estate owned:

Non-covered real estate owned

	September 30,
	2012	2011	2010
Balance, beginning of year	$4,093,214	$9,641,425	$4,777,542
Real estate acquired through foreclosure of loans receivable	2,577,269	3,760,607	10,528,383
Real estate sold	(3,453,111)	(8,203,154)	(4,789,815)
Write down of real estate owned	(612,541)	(774,616)	(707,519)
Gain (loss) on sale of real estate owned	(24,074)	(44,894)	(167,166)
Real estate transferred to premises and equipment	(474,000)	(286,154)	—

Balance, end of year	$2,106,757	$4,093,214	$9,641,425

Covered Real Estate
Real Estate Owned

Covered real estate owned

	September 30,
	2012	2011	2010
Balance, beginning of year	$24,671,626	$29,626,581	$10,681,499
Real estate acquired and subject to FDIC loss sharing agreement	—	7,556,102	15,131,544
Real estate acquired through foreclosure of loans receivable	22,602,951	11,070,057	19,938,614
Real estate sold	(16,911,373)	(23,581,114)	(12,667,118)
Provision for losses on other real estate owned recognized in noninterest expense	(685,500)	—	(691,592)
Increase of FDIC receivable for loss sharing agreements	(7,774,500)	—	(2,766,366)

Balance, end of year	$21,903,204	$24,671,626	$29,626,581

Premises and Equipment (Tables)	12 Months Ended
Sep. 30, 2012
Summary of Premises and Equipment

Premises and equipment at September 30, 2012 and 2011 is summarized as follows:

	September 30,
	2012	2011
Land	$6,882,381	$6,399,132
Buildings and improvements	18,564,624	17,001,254
Furniture, fixtures, and equipment	6,470,985	5,697,504
Construction in progress	90,248	—

	32,008,238	29,097,890
Less accumulated depreciation	8,397,596	7,332,592

	$23,610,642	$21,765,298

Deposits (Tables)	12 Months Ended
Sep. 30, 2012
Deposits

At September 30, 2012 and 2011, deposits are summarized as follows:

	September 30, 2012			September 30, 2011
	Amount	Range of interest rates	Weighted average interest rates	Amount	Range of interest rates	Weighted average interest rates
Demand, NOW, and money market accounts	$405,100,488	0.00-1.49%	0.22%	$390,319,695	0.00-1.49%	0.36%
Savings deposits	51,191,715	0.05-0.05%	0.05%	56,856,613	0.00-0.88%	0.53%
Time deposits by original term:
Time deposits $100,000 and over	177,919,765	0.00-4.35%	1.41%	243,488,663	0.00-5.92%	1.93%
Other time deposits:
12 months or less	113,512,566	0.03-5.40%	0.65%	154,118,379	0.00-5.36%	1.19%
13-36 months	40,164,500	0.05-4.35%	1.72%	44,608,981	0.40-5.40%	1.94%
37 months or more	12,372,512	0.15-2.58%	1.67%	21,701,475	0.75-3.70%	2.78%

Total deposits	800,261,546		0.62%	911,093,806		1.07%
Accrued interest payable	117,630			470,917

	$800,379,176			$911,564,723

Scheduled Maturities of Time Deposits	At September 30, 2012, scheduled maturities of time deposits are as follows:

2013	$215,172,920
2014	54,916,591
2015	48,282,316
2016	12,377,589
2017 and thereafter	13,219,927

$343,969,343

Interest Expense on Deposits

Interest expense on deposits for the years ended September 30, 2012, 2011, and 2010 is summarized as follows:

	Years Ended September 30,
	2012	2011	2010

Demand, NOW, and money market accounts	$1,035,681	$1,691,458	$2,720,807
Savings deposits	104,043	37,212	69,004
Time deposits	5,454,537	7,666,875	9,437,534

	$6,594,261	$9,395,545	$12,227,345

Borrowings (Tables)	12 Months Ended
Sep. 30, 2012
Borrowings	At September 30, 2012 and 2011, borrowings are summarized as follows:

	September 30,
	2012	2011

Federal Home Loan Bank advances	$81,000,000	$110,000,000

Total Borrowings	$81,000,000	$110,000,000

FHLB Advances Summarized by Year of Maturity

FHLB advances at September 30, 2012 and 2011 are summarized by year of maturity in the table below:

	September 30, 2012			September 30, 2011
	Amount	Range of interest rates	Weighted average interest rates	Amount	Range of interest rates	Weighted average interest rates

Less than one year	$21,000,000	0.36-3.88%	3.49%	$30,000,000	3.30-4.87%	4.61%

One to two years	5,000,000	3.80%	3.80%	20,000,000	3.42-3.88%	3.65%

Two to three years	5,000,000	3.99%	3.99%	5,000,000	3.80%	3.80%

Three to four years	25,000,000	4.33%	4.33%	5,000,000	3.99%	3.99%

Four to five years	—	—	—	25,000,000	4.33%	4.33%

Thereafter	25,000,000	4.30%	4.30%	25,000,000	4.30%	4.30%

	$81,000,000		4.05%	$110,000,000		4.24%

Interest Expense on Borrowing

Interest expense on borrowings for the years ended September 30, 2012, 2011, and 2010, is summarized as follows:

	Years Ended September 30,
	2012	2011	2010

Securities sold under agreements to repurchase	$—	$536	$599
Federal Home Loan
Bank advances	3,994,754	5,831,456	10,529,525

	$3,994,754	$5,831,992	$10,530,124

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Expense (Benefit)

Income tax expense (benefit) attributable to income from continuing operations for the years ended September 30, 2012, 2011, and 2010 consists of:

	Years Ended September 30,
	2012	2011	2010
Federal
Current	$3,057,729	$2,518,411	$2,264,618
Deferred	(2,247,339)	(1,767,062)	(236,153)

Total federal tax expense	810,390	751,349	2,028,465
State
Current	320,035	149,480	99,935
Deferred	(491,375)	(206,437)	(41,739)

Total state tax expense	(171,340)	(56,957)	58,196

	$639,050	$694,392	$2,086,661

Computation of Difference Between Actual Total Provision for Federal and State Income Taxes and Federal Income Taxes

The difference between the actual total provision for federal and state income taxes and federal income taxes computed at the statutory rate of 35% for the years ended September 30, 2012, 2011, and 2010 is summarized as follows:

	Years Ended September 30,
	2012	2011	2010

Computed “expected” tax expense	$1,966,210	$1,049,910	$2,807,578
Increase (decrease) in tax expense resulting from:
State income taxes, net of federal tax effect	(111,371)	(37,022)	37,827
Tax-exempt income	(437,006)	(383,779)	(394,857)
Market value depreciation of ESOP shares	(2,816)	—	1,492
Management retirement plan	51,224	—	—
Release of uncertain tax position reserve	(1,010,000)	—	—
Other, net	182,809	65,283	(365,379)

	$639,050	$694,392	$2,086,661

Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of September 30, 2012 and 2011 are presented below:

	September 30,
	2012	2011
Deferred tax assets:
Allowance for loan losses	$3,192,375	$3,654,711
Deferred compensation	987,061	899,934
Stock compensation expense	810,415	795,589
Real estate acquired through foreclosure	736,677	743,353
State credits	261,718	485,765
Investment securities market adjustment for tax reporting	133,964	110,146
FDIC transactions	455,005	—
Other than temporary impairment	1,432,675	1,327,033
Net unrealized holding losses on securities available for sale	—	1,015,600
Other	1,115,169	719,247

Total gross deferred tax assets	9,125,059	9,751,378

Deferred tax liabilities:
Deferred loans cost, net	381,048	351,876
Depreciation	2,226,714	2,367,985
FDIC transaction	—	2,411,750
Net unrealized holding losses on securities available for sale	104,772	—
Other	236,326	61,909

Total gross deferred tax liabilities	2,948,860	5,193,520

Net deferred tax assets	$6,176,199	$4,557,858

Reconciliation of Unrecognized Tax Benefit

 A reconciliation of the beginning and ending unrecognized tax benefit is as follows:

	Year Ended September 30,
	2012	2011	2010

Balance at beginning of the year	$1,010,000	$1,010,000	$1,010,000
Additions based on tax positions related to the current year	—	—	—
Increase (decrease) based on tax positions related to prior years	—	—	—
Reductions as a result of statutes of limitations expiring	(1,010,000)	—	—

Balance at end of the year	$—	$1,010,000	$1,010,000

Employee Benefits (Tables)	12 Months Ended
Sep. 30, 2012
Fair Value of Options Assumptions

The fair value of the 13,000 and 4,000 options granted during the year ended September 30, 2012 was estimated on the date of grant using the Black-Scholes-Merton model with the following assumptions:

	13,000 Options	4,000 options
Risk-free interest rate	1.80%	1.80%
Dividend yield	2.00%	2.20%
Expected life at date of grant (months)	120	120
Volatility	19.56%	19.56%
Weighted average grant-date fair value	$1.73	$1.38

The fair value of the 55,000 options granted during the year ended September 30, 2011 was estimated on the date of grant using the Black-Scholes-Merton model with the following assumptions:

55,000 Options
Risk-free interest rate	3.21%
Dividend yield	2.50%
Expected life at date of grant	90 months
Volatility	17.78%
Weighted average grant-date fair value	$1.27

The fair value of the 155,000 options granted during the year ended September 30, 2010 was estimated on the date of grant using the Black-Scholes-Merton model with the following assumptions:

155,000 Options
Risk-free interest rate	2.92%
Dividend yield	1.99%
Expected life at date of grant	84 months
Volatility	23.90%
Weighted average grant-date fair value	$2.20

Stock Option Activity

The following table summarizes activity for shares under option and weighted average exercise price per share:

	Shares	Weighted average exercise price/share	Weighted average remaining life (years)

Options outstanding – September 30, 2009	357,775	11.35	10
Options exercised	—	—	—
Options forfeited	—	—	—
Options granted in 2010	155,000	10.20	7

Options outstanding – September 30, 2010	512,775	10.99	9

Options exercisable at end of year – September 30, 2010	5,750	$29.42	4

Options outstanding – September 30, 2010	512,775	10.99	9
Options exercised	—	—	—

Options forfeited	(2,500)	32.99	3
Options granted in 2011	55,000	9.00	9

Options outstanding – September 30, 2011	565,275	10.76	8

Options exercisable at end of year – September 30, 2011	5,500	$29.42	4

Options outstanding – September 30, 2011	565,275	10.76	8
Options exercised	—	—	—
Options forfeited	(23,250)	15.11	7
Options granted in 2012	17,000	9.28	9

Options outstanding – September 30, 2012	559,025	$10.54	8

Options exercisable at end of year – September 30, 2012	—	—	—

Stock Options Outstanding

The following table summarizes information about the options outstanding at September 30, 2012:

Number outstanding at September 30, 2012	Remaining contractual life in years	Exercise price per share
337,525	7	$11.00
150,000	8	10.20
54,500	8	9.00
13,000	9	9.15
4,000	9	9.72

559,025

Shares Granted

	Years Ended September 30,
	2012	2011	2010

Shares granted	—	—	28,000
Fair value per share at grant date	—	—	10.20
Aggregate value at grant date	—	—	285,600
Vesting for current year grants	—	—	5 years
Expensed for year	$108,845	$216,668	$191,906

Restricted Stock Award

	Shares	Weighted average grant date fair value per award
Fiscal 2010 activity
Unvested Restricted stock awards – September 30, 2009	34,616	$39.96
Granted	28,000	10.20
Vested	11,042	35.52
Cancelled or expired	—	—

Unvested Restricted stock awards – September 30, 2010	51,574	22.74

Fiscal 2011 activity
Granted	—	—
Vested	15,491	25.29
Cancelled or expired	1,000	50.00

Unvested Restricted stock awards – September 30, 2011	35,083	20.84

Fiscal 2012 activity
Granted	—	—
Vested	11,192	32.15
Cancelled or expired	—	—

Unvested Restricted stock awards – September 30, 2012	23,891	$15.53

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Sep. 30, 2012
Financial Instruments with Off-balance-sheet Risk

A summary of the Company’s financial instruments with off–balance–sheet risk at September 30, 2012 and 2011 is as follows:

	September 30,
	2012	2011
Financial instruments whose contract amounts represent credit risk – commitments to originate loans:
Mortgage loans	$1,001,524	$2,113,950
Non-mortgage loans	6,969,900	4,825,144
Open-end consumer loans	10,489,768	11,451,150
Open-end commercial loans	2,145,762	10,483,615
Construction loans	35,878,900	20,334,642

Total commitments to originate loans	$56,485,854	$49,208,501

Commitments to Fund Fixed Rate Loans

The following summarizes the Company’s commitments to fund fixed rate loans at September 30, 2012 and 2011:

	Amount	Range of Rate

September 30, 2012	$697,524	2.99 - 3.99%
September 30, 2011	$4,167,350	3.25 - 7.00%

Future Minimum Lease Commitments

Future minimum lease commitments under all noncancellable operating leases with terms of one year or more are as follows:

September 30,
2012

2013	$647,562
2014	678,060
2015	704,310
2016	669,600
2017	48,000
Thereafter	213,000

$2,960,532

Fair Value of Financial Instruments and Fair Value Measurement (Tables)	12 Months Ended
Sep. 30, 2012
Estimated Fair Value of On-Balance Sheet Financial Instruments

 The estimated fair value of the Company’s remaining on-balance sheet financial instruments as of September 30, 2012 and 2011 are summarized below.

	September 30, 2012
			Estimated Fair Value
			Quoted Prices In Active	Significant Other	Significant
	Carrying	Total Estimated	Markets for Identical	Observable Inputs	Unobservable
	Value	Fair Value	Assets (Level 1)	(Level 2)	Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$108,828,220	$108,828,220	$108,828,220	$—	$—
Investments available for sale	189,379,333	189,379,333	—	189,379,333	—
FHLB Stock	5,318,200	5,318,200	—	5,318,200	—
Loans receivable, net	593,903,715	561,448,457	—	—	561,448,457
Loans held for sale	2,691,508	2,741,672	—	2,741,672	—
Cash surrender value of life insurance	33,831,920	33,831,920	—	33,831,920	—
FDIC receivable for loss sharing arrangements	35,135,533	35,492,184	—	—	35,492,184
Accrued interest and dividends receivable	3,241,320	3,241,320	—	721,048	2,520,272
Financial liabilities:
Deposits	$800,261,546	$805,422,429	$—	$805,422,429	$—
FHLB advances and other borrowings	81,000,000	90,732,925	—	90,732,925	—
Derivative instruments	12,443	12,443	—	12,443	—
Accrued interest payable	320,980	320,980	—	320,980	—

	September 30, 2011
	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	$149,761,646	$149,761,646
Investments available for sale	158,736,574	158,736,574
FHLB stock	10,590,900	10,590,900
Loans receivable, net	655,028,354	621,497,141
Loans held for sale	291,367	299,744
Cash surrender value of life insurance	32,774,523	32,774,523
FDIC Receivable for loss sharing agreements	96,777,791	97,106,804
Accrued interest and dividends receivable	3,690,433	3,690,433
Financial liabilities:
Deposits	$911,093,806	$919,678,187
FHLB advances and other borrowings	110,000,000	120,809,014
Accrued interest payable	705,924	705,924

Assets and Liabilities Measured on Recurring Basis

Assets and Liabilities Measured on a Recurring Basis:

Assets and liabilities measured at fair value on a recurring basis are summarized below.

	September 30, 2012
	Estimated fair value	Quoted prices in active markets for identical assets (Level 1 inputs)	Quoted prices for similar assets (Level 2 inputs)	Significant unobservable inputs (Level 3 inputs)
Assets:
Investment securities available for sale:
Tax free municipals	$11,578,501	$—	$11,578,501	$—
U.S. government sponsored entities	16,627,055	—	16,627,055	—
Mortgage–backed securities:
FNMA certificates	86,584,802	—	86,584,802	—
GNMA certificates	4,945,412	—	4,945,412	—
FHLMC certificates	46,244,446	—	46,244,446	—
Collateralized mortgage obligations:
FNMA	8,027,156	—	8,027,156	—
GNMA	503,311	—	503,311	—
FHLMC	580,089	—	580,089	—
Private-label mortgage securities:
Investment grade	2,356,744	—	2,356,744
Split rating [1]	6,246,303	—	6,246,303	—
Non investment grade	5,685,514	—	5,685,514	—

Total investment securities available for sale	189,379,333	—	189,379,333	—

Assets held for sale	1,054,280	—	1,054,280	—

Total recurring assets at fair value	$190,433,613	$—	$190,433,613	$—

Liabilities:
Derivative instruments–swap liability	$12,443	$—	$12,443	$—

Total recurring liabilities at fair value	$12,443	$—	$12,443	$—

[1]	Bonds with split ratings represent securities with separate investment and non investment grades.

	September 30, 2011
	Estimated fair value	Quoted prices in active markets for identical assets (Level 1 inputs)	Quoted prices for similar assets (Level 2 inputs)	Significant unobservable inputs (Level 3 inputs)
Investment securities available for sale:
Tax free municipals	$10,626,225	$—	$10,626,225	$—
U.S. government sponsored entities	17,509,876		17,509,876
Mortgage–backed securities:
FNMA certificates	63,607,945	—	63,607,945	—
GNMA certificates	6,087,729	—	6,087,729	—
FHLMC certificates	21,291,187	—	21,291,187	—
Collateralized mortgage obligations:
FNMA	17,133,577	—	17,133,577	—
GNMA	3,676,575	—	3,676,575	—
FHLMC	943,626	—	943,626	—
Private-label mortgage securities:
Investment grade	2,823,096	—	2,823,096
Split rating [1]	8,052,261	—	8,052,261	—
Non investment grade	6,984,477	—	6,984,477	—

Available for sale securities	$158,736,574	$—	$158,736,574	$—

[1]	Bonds with split ratings represent securities with separate investment and non investment grades.

Assets and Liabilities Measured on Nonrecurring Basis

Assets and Liabilities Measured on a Nonrecurring Basis:

Assets and liabilities measured at fair value on a nonrecurring basis are summarized below.

	Fair value measurements using:
	Fair value	Quoted prices in active markets for identical assets (Level 1 inputs)	Quoted prices for similar assets (Level 2 inputs)	Significant unobservable inputs (Level 3 inputs)
September 30, 2012
Impaired loans:
Not covered under loss share	$2,925,972	$—	$—	$2,925,972
Other real estate owned:
Not covered under loss share	2,106,757	—	—	2,106,757
Covered under loss share	21,903,204	—	—	21,903,204

September 30, 2011
Impaired loans:
Not covered under loss share	$2,120,385	—	—	$2,120,385
Other real estate owned:
Not covered under loss share	4,093,214	—	—	4,093,214
Covered under loss share	24,671,626	—	—	24,671,626

Quantitative Information about Level 3 Fair Value Measurements

The following table provides information describing the valuation processes used to determine recurring and nonrecurring fair value measurements categorized within Level 3 of the fair value hierarchy.

Quantitative Information about Level 3 Fair Value Measurements

	Fair value	Valuation Technique	Unobservable Input	General Range (discount)	Weighted Average Discount

Impaired loans	$2,925,972	Property appraisals	Management discount for property type and recent market volatility	10% - 55%	35%

REO	$24,009,961	Property appraisals	Management discount for property type and recent market volatility	20% - 40%	31%

Regulatory Matters (Tables)	12 Months Ended
Sep. 30, 2012
Regulatory Compliance With Minimum Capital Requirements For Charter Bank

The table of regulatory compliance with minimum capital requirements for CharterBank is presented below at September 30, 2012 and 2011 (in thousands):

					To be Well
			For Capital		Capitalized Under
			Adequacy		Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

September 30, 2012
Total Risk Based Capital (to Risk-Weighted Assets)	$133,626	19.2%	$55,610	8.0%	$69,512	10.0%

Tier 1 Capital (to Risk Weighted Assets)	$124,931	18.0%	$27,805	4.0%	$41,707	6.0%

Tier 1 Capital (to Average Assets)	$124,931	12.2%	$41,097	4.0%	$51,371	5.0%

September 30, 2011
Total Capital (to Risk-Weighted Assets)	$123,295	24.4%	$40,498	8.0%	$50,623	10.0%

Tier 1 Capital (to Risk Weighted Assets)	$116,975	23.1%	$20,249	4.0%	$30,374	6.0%

Tangible Equity to Tangible Assets at Period End (1)	$124,757	10.7%	$46,709	4.0%	$58,387	5.0%

(1)	Tangible equity to tangible assets is calculated using period-end assets in accordance with Office Of Thrift Supervisor guidelines, the Bank’s primary regulator at September 30, 2011.

Condensed Financial Statements of Charter Financial Corporation (Parent Only) (Tables)	12 Months Ended
Sep. 30, 2012
Condensed Balance Sheet (Parent Only)

The following represents Parent Company only condensed financial information of Charter Financial Corporation:

	September 30,
	2012	2011
Assets
Cash	$7,766,056	$7,968,065
Investment in thrift subsidiary	130,739,990	128,938,580
Deferred tax asset	4,576,510	3,377,879
Other assets	33,464	141,421

Total assets	$143,116,020	$140,425,945

Liabilities and Stockholders’ Equity
Liabilities
Accrued expenses	$595,252	$1,010,245

Total liabilities	595,252	1,010,245

Stockholders’ equity:
Common stock, 0.01 par value; issued 19,859,219 shares at September 2012 and 2011, respectively; outstanding 18,229,760 and 18,603,889 shares in 2012 and 2011, respectively	198,592	198,592
Preferred Stock, no par value; 10,000,000 shares authorized	—	—
Additional paid-in capital	73,483,605	73,083,363
Treasury stock, at cost; 1,629,459 and 1,255,330 shares in 2012 and 2011, respectively	(39,362,686)	(36,127,940)
Unearned compensation – ESOP	(3,571,121)	(3,729,390)
Retained earnings	111,568,998	107,962,533
Accumulated other comprehensive loss	203,380	(1,971,458)

Total stockholders’ equity	142,520,768	139,415,700

Total liabilities and stockholders’ equity	$143,116,020	$140,425,945

Condensed Income Statement (Parent Only)

	Years Ended September 30,
	2012	2011	2010
Income
Interest income	$13,976	$64,371	$88,875
Loss on other investment	—	—	(1,000,000)
Other income	—	49,837	—

Total operating income (loss)	13,976	114,208	(911,125)

Expenses:
Salaries and employee benefits	312,915	278,649	252,564
Occupancy	38,648	27,538	24,648
Legal and professional	375,298	295,216	142,420
Marketing	98,597	129,538	127,335
Other	173,305	164,557	155,813

Total operating expenses	998,763	895,498	702,780

Loss before income taxes	(984,787)	(781,290)	(1,613,905)

Income tax benefit	(333,631)	(267,338)	(682,424)

Loss before equity in undistributed net income of subsidiary	(651,156)	(513,952)	(931,481)

Equity in undistributed net income of subsidiary	5,629,848	2,819,304	6,866,471

Net income	$4,978,692	$2,305,352	$5,934,990

Condensed Cash Flows Statement (Parent Only)

	Years Ended September 30,
	2012	2011	2010
Cash flows from operating activities:
Net income	$4,978,692	$2,305,352	$5,934,990
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Deferred tax benefit	(1,198,631)	(1,973,499)	(277,892)
Restricted stock award expense	108,845	216,668	191,906
Stock based compensation expense	93,876	105,091	61,186
Other than temporary impairment	—	—	1,000,000
Equity in undistributed net income of subsidiary	(5,629,848)	(2,819,304)	(6,866,471)
(Increase) decrease in other assets	107,958	(1,206,939)	189,639
Increase (decrease) in accrued expenses	294,062	1,156,864	7,448

Net cash (used in) provided by operating activities	(1,245,046)	(2,215,767)	240,806

Cash flows from investing activities:
Capital distribution (infusion) with Bank subsidiary	6,000,000	—	(27,000,000)

Net cash (used in) provided by investing activities	6,000,000	—	(27,000,000)

Cash flows from financing activities:
Purchase of treasury stock awards	(3,588,013)	—	—
Dividends on restricted stock awards	(80)	(610)	(1,418)
Stock issuance	—	—	27,857,569
Dividends paid	(1,368,870)	(1,939,167)	(1,619,635)

Net cash provided by (used in) financing activities	(4,956,963)	(1,939,777)	26,236,516

Net decrease in cash	(202,009)	(4,155,544)	(522,678)

Cash and cash equivalents, beginning of period	7,968,065	12,123,609	12,646,287

Cash and cash equivalents, end of period	$7,766,056	$7,968,065	$12,123,609

Supplemental disclosures of cash flow information
Income taxes paid	$5,000	$1,678,641	$3,724,092
Issuance of ESOP common stock	158,269	151,600	137,000
Effect of restricted stock awards	659,633	391,794	402,242
Unrealized gain (loss) on securities available for sale, net	2,174,838	1,526,425	4,779,128

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended									12 Months Ended			12 Months Ended							1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2007	Sep. 30, 2012 Minimum	Sep. 30, 2012 Maximum	Sep. 30, 2012 EBA Bancshares, Inc. and subsidiary, Eagle Bank of Alabama(collectively "EBA")	Sep. 30, 2012 McIntosh Commercial Bank	Mar. 26, 2010 McIntosh Commercial Bank	Sep. 30, 2012 The First National Bank Of Florida ("FNB")	Sep. 09, 2011 The First National Bank Of Florida ("FNB")	Jun. 26, 2009 Neighborhood Community Bank ("NCB")	Sep. 30, 2012 Building and Building Improvements Minimum	Sep. 30, 2012 Building and Building Improvements Maximum	Sep. 30, 2012 Furniture and Fixtures Minimum	Sep. 30, 2012 Furniture and Fixtures Maximum	Sep. 30, 2012 First Charter MHC	Sep. 30, 2011 First Charter MHC	Sep. 30, 2010 First Charter MHC	Aug. 27, 2012 Stock Repurchase Plan 2	Sep. 30, 2012 Stock Repurchase Plan 2	Sep. 27, 2011 Stock Repurchase Plan 1	Sep. 30, 2012 Stock Repurchase Plan 1	Sep. 30, 2012 First Charter MHC	Sep. 30, 2011 First Charter MHC	Apr. 20, 2010 First Charter MHC	Sep. 30, 2010 First Charter	Sep. 30, 2012 First Charter	Sep. 30, 2011 First Charter
Summary Of Significant Accounting Policies [Line Items]
Percentage of Outstanding Shares				20.00%
Stock repurchased during period, shares				500,000																	50,000		335,321
Equity method investment, ownership percentage																								63.00%	63.00%	61.00%		61.00%	61.00%
Stock issued during period, shares, new issues			4,400,000
Treasury stock, shares, retired																											4,400,000
Stock repurchase plan																				5.00%		5.00%
Stock repurchased during period, value	$ 3,588,013																				$ 470,000		$ 3,118,014
Dividends waived																	422,896	1,700,000	5,700,000
Estimated useful lives													20 years	39 years	3 years	15 years
Average discount rate									1.50%		2.00%	4.00%
Useful lives of intangible asset, core deposit					5 years	13 years	13 years	5 years		6 years
Carrying value of certain long-term assets acquired in acquisition												1,100,000
Cash surrender value of bank owned life insurance	33,831,920	32,774,523
Increases in cash surrender value on bank owned life insurance	$ 1,057,397	$ 1,096,510	$ 1,128,164

Computation of Net Income Per Share (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net income	$ 4,978,692	$ 2,305,352	$ 5,934,990
Denominator:
Weighted average common shares outstanding	17,907,597	18,146,627	18,422,050
Equivalent shares issuable upon vesting of restricted stock awards and dilutive shares	28,896	37,311	51,574
Diluted shares	17,936,493	18,183,938	18,473,624
Net income per share:
Basic	$ 0.28	$ 0.13	$ 0.32
Diluted	$ 0.28	$ 0.13	$ 0.32

Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Intangible Assets And Goodwill [Line Items]
Amortization expense related to core deposit intangible	$ 547,153	$ 237,437	$ 183,194
Maximum
Intangible Assets And Goodwill [Line Items]
Useful lives of intangible asset, core deposit	13 years
Minimum
Intangible Assets And Goodwill [Line Items]
Useful lives of intangible asset, core deposit	5 years

Summary of Intangible Assets (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 4,325,282	$ 4,325,282
Core deposit intangible	3,369,449	3,369,449
Less accumulated amortization	2,089,140	1,541,987
Other intangible assets, net of amortization	$ 1,280,309	$ 1,827,462

Amortization Expense for Core Deposit Intangible (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	$ 476,422
2014	380,210
2015	266,180
2016	132,887
2017	24,610
Other intangible assets, net of amortization	$ 1,280,309	$ 1,827,462

Federally Assisted acquisitions - Additional Information (Detail) (USD $)	12 Months Ended						12 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended					12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Impaired Loans At Acquisition	Sep. 30, 2011 Impaired Loans At Acquisition	Sep. 30, 2012 Other Acquired Loans	Sep. 30, 2011 Other Acquired Loans	Sep. 30, 2012 McIntosh Commercial Bank	Mar. 26, 2010 McIntosh Commercial Bank Location	Mar. 16, 2010 McIntosh Commercial Bank	Mar. 26, 2010 McIntosh Commercial Bank Minimum	Mar. 26, 2010 McIntosh Commercial Bank Maximum	Mar. 31, 2010 McIntosh Commercial Bank Scenario, Previously Reported	Sep. 30, 2010 McIntosh Commercial Bank Scenario, Previously Reported	Mar. 31, 2010 McIntosh Commercial Bank Purchase Price Allocation Adjustments	Sep. 30, 2010 McIntosh Commercial Bank Purchase Price Allocation Adjustments	Mar. 26, 2010 McIntosh Commercial Bank Impaired Loans At Acquisition	Mar. 26, 2010 McIntosh Commercial Bank Other Acquired Loans	Mar. 26, 2010 McIntosh Commercial Bank Residential Mortgage	Mar. 26, 2010 McIntosh Commercial Bank Non Residential Loans	Mar. 26, 2010 McIntosh Commercial Bank Discount For Assuming Liabilities	Sep. 30, 2012 McIntosh Commercial Bank Reimbursable	Sep. 09, 2011 The First National Bank Of Florida ("FNB") Location	Sep. 30, 2012 The First National Bank Of Florida ("FNB")	Sep. 30, 2011 The First National Bank Of Florida ("FNB")	Sep. 09, 2011 The First National Bank Of Florida ("FNB") 20 Percent	Sep. 09, 2011 The First National Bank Of Florida ("FNB") Impaired Loans At Acquisition	Sep. 09, 2011 The First National Bank Of Florida ("FNB") Other Acquired Loans	Sep. 09, 2011 The First National Bank Of Florida ("FNB") Residential Mortgage	Sep. 09, 2011 The First National Bank Of Florida ("FNB") Non Residential Loans	Sep. 09, 2011 The First National Bank Of Florida ("FNB") Discount For Assuming Liabilities	Sep. 09, 2011 The First National Bank Of Florida ("FNB") Discount For Assuming Liabilities 25 Percent	Sep. 09, 2011 The First National Bank Of Florida ("FNB") Discount For Assuming Liabilities 3.5 percent	Sep. 30, 2012 The First National Bank Of Florida ("FNB") Reimbursable	Sep. 30, 2012 Neighborhood Community Bank ("NCB")	Jun. 26, 2009 Neighborhood Community Bank ("NCB") Location	Jun. 26, 2009 Neighborhood Community Bank ("NCB") Minimum	Jun. 26, 2009 Neighborhood Community Bank ("NCB") Maximum	Jun. 26, 2009 Neighborhood Community Bank ("NCB") Residential Mortgage	Jun. 26, 2009 Neighborhood Community Bank ("NCB") Non Residential Loans	Jun. 26, 2009 Neighborhood Community Bank ("NCB") Discount For Assuming Liabilities	Sep. 30, 2012 Neighborhood Community Bank ("NCB") Reimbursable
Business Acquisition [Line Items]
Number of branches								4														8													4
Business Acquisition, Purchase Price Allocation, Assets Acquired								$ 316,233,077												$ 53,000,000		$ 248,978,989								$ 28,000,000										$ 26,900,000
Percentage of net losses to be reimbursed by FDIC on covered assets pursuant to loss- share agreements										80.00%	95.00%											80.00%														80.00%	95.00%
Loans receivable	209,216,524	333,347,562	91,538,519	170,210,482	117,678,005	163,137,080				106,000,000	106,000,000					136,860,724	70,783,528									121,640,137	64,287,163									82,000,000	82,000,000
Terms of loss sharing on real estate loans																		10 years	5 years									10 years	5 years									10 years	5 years
Terms of loss sharing on real estate loans, recoveries																			8 years										8 years										8 years
Loans receivable covered by loss share agreements	166,228,316	235,049,585	65,590,059	91,971,380	100,638,257	143,078,205		108,252,007	108,252,007													51,555,999													49,991,245
Cumulative net losses submitted to FDIC under loss-sharing agreements	15,976,659	4,800,000					130,225,904														107,814,609	59,483,125	47,316,518		11,896,625						7,000,000	7,380,467	37,853,214	77,320,746							61,856,597
Gain recognized on purchase of business												15,600,000	15,600,000	9,342,816	9,342,816									1,095,003
Loans receivable, fair value																50,415,463	46,583,448									57,815,980	63,647,526
Non-accretable discount	19,382,172	69,145,287	14,285,220	61,346,002	5,096,952	7,799,285										73,841,461	18,896,737									52,620,752
Accretable discount																12,603,800	5,303,343									11,203,405	639,637
Total loans covered, discount	$ (1,101,481)	$ (1,010,480)							$ 1,677,938

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed, McIntosh Commercial Bank (Detail) (McIntosh Commercial Bank, USD $)	1 Months Ended
Mar. 26, 2010
Business Acquisition [Line Items]
Assets, as recorded	$ 322,577,928
Assets, fair value adjustments	(6,344,851)
Assets, as recorded by CharterBank	316,233,077
Liabilities, as Recorded	306,207,160
Liabilities, fair Value Adjustments	4,420,226
Liabilities, as Recorded by CharterBank	310,627,386
Excess of assets acquired over liabilities assumed	16,370,768 [1]
Aggregate fair value adjustments	(10,765,077)
Net assets acquired	5,605,691
Cash and Cash Equivalents
Business Acquisition [Line Items]
Assets, as recorded	32,285,757
Assets, fair value adjustments	36,629,236 [2]
Assets, as recorded by CharterBank	68,914,993
Investment in Federal Home Loan Bank Stock
Business Acquisition [Line Items]
Assets, as recorded	1,321,710
Assets, fair value adjustments	(200,410) [3]
Assets, as recorded by CharterBank	1,121,300
Collateralized Mortgage Backed Securities
Business Acquisition [Line Items]
Assets, as recorded	24,744,318
Assets, fair value adjustments	(75,028) [4]
Assets, as recorded by CharterBank	24,669,290
Loans
Business Acquisition [Line Items]
Assets, as recorded	207,644,252
Assets, fair value adjustments	(110,645,341) [5]
Assets, as recorded by CharterBank	96,998,911
Other Real Estate Owned
Business Acquisition [Line Items]
Assets, as recorded	55,267,968
Assets, fair value adjustments	(40,136,424) [6]
Assets, as recorded by CharterBank	15,131,544
FDIC Receivable
Business Acquisition [Line Items]
Assets, fair value adjustments	108,252,007 [7]
Assets, as recorded by CharterBank	108,252,007
Core Deposit Intangible
Business Acquisition [Line Items]
Assets, fair value adjustments	258,811 [8]
Assets, as recorded by CharterBank	258,811
Assets Other
Business Acquisition [Line Items]
Assets, as recorded	1,313,923
Assets, fair value adjustments	(427,702) [9]
Assets, as recorded by CharterBank	886,221
Non Interest Bearing Deposits
Business Acquisition [Line Items]
Liabilities, as Recorded	5,443,673
Liabilities, as Recorded by CharterBank	5,443,673
Interest-bearing Deposits
Business Acquisition [Line Items]
Liabilities, as Recorded	289,862,953
Liabilities, fair Value Adjustments	683,100 [10]
Liabilities, as Recorded by CharterBank	290,546,053
Total Deposits
Business Acquisition [Line Items]
Liabilities, as Recorded	295,306,626
Liabilities, fair Value Adjustments	683,100
Liabilities, as Recorded by CharterBank	295,989,726
Federal Home Loan Bank Advances
Business Acquisition [Line Items]
Liabilities, as Recorded	9,491,486
Liabilities, as Recorded by CharterBank	9,491,486
Deferred Tax Liability
Business Acquisition [Line Items]
Liabilities, fair Value Adjustments	3,737,126 [11]
Liabilities, as Recorded by CharterBank	3,737,126
Liabilities Other
Business Acquisition [Line Items]
Liabilities, as Recorded	1,409,048
Liabilities, as Recorded by CharterBank	$ 1,409,048

[1]	Amount represents the excess of assets acquired over liabilities assumed and since the asset discount bid by CharterBank of $53 million exceeded this amount, the difference resulted in a cash settlement with the FDIC on the acquisition date.
[2]	Adjustment reflects the initial wire received from the FDIC on the acquisition date.
[3]	Adjustment reflects the estimated fair value of other bank stock.
[4]	Adjustment reflects fair value adjustments based on the Bank's evaluation of the acquired mortgage-backed securities portfolio.
[5]	Adjustment reflects fair value adjustments based on the Bank's evaluation of the acquired loan portfolio. The fair value adjustment includes adjustments for estimated credit losses, liquidity and servicing costs.
[6]	Adjustment reflects the estimated other real estate owned losses based on the Bank's evaluation of the acquired other real estate owned portfolio.
[7]	Adjustment reflects the estimated fair value of payments the Bank will receive from the FDIC under loss sharing agreements. The receivable was recorded at present value of the estimated cash flows using an average discount rate of one and a half percent.
[8]	Adjustment reflects fair value adjustments to record the estimated core deposit intangible.
[9]	Adjustment reflects fair value adjustments to record certain other assets acquired in this transaction.
[10]	Adjustment reflects fair value adjustments based on the Bank's evaluation of the acquired time deposit portfolio.
[11]	Adjustment reflects differences between the financial statement and tax bases of assets acquired and liabilities assumed.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed, McIntosh Commercial Bank (Parenthetical) (Detail) (McIntosh Commercial Bank, USD $)	Mar. 26, 2010
Business Acquisition [Line Items]
Average discount rate	1.50%
Business Acquisition, Purchase Price Allocation, Assets Acquired	$ 316,233,077
Discount For Assuming Liabilities
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation, Assets Acquired	$ 53,000,000

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed, First National Bank of Florida (Detail) (The First National Bank Of Florida ("FNB"), USD $)	1 Months Ended
Sep. 09, 2011
Business Acquisition [Line Items]
Assets, as recorded	$ 251,846,775
Assets, fair value adjustments	(2,867,786)
Assets, as recorded by CharterBank	248,978,989
Liabilities, as Recorded	247,483,986
Liabilities, fair Value Adjustments	820,919
Liabilities, as Recorded by CharterBank	248,304,905
Excess of assets acquired over liabilities assumed	4,362,789 [1]
Aggregate fair value adjustments	(3,688,705)
Net assets acquired	674,084
Cash and Cash Equivalents
Business Acquisition [Line Items]
Assets, as recorded	25,689,080
Assets, fair value adjustments	23,637,211 [2]
Assets, as recorded by CharterBank	49,326,291
Investment in Federal Home Loan Bank Stock
Business Acquisition [Line Items]
Assets, as recorded	993,612
Assets, as recorded by CharterBank	993,612
Available-for-sale Securities
Business Acquisition [Line Items]
Assets, as recorded	13,002,568
Assets, fair value adjustments	(97,407) [3]
Assets, as recorded by CharterBank	12,905,161
Loans, Net of Unearned Income
Business Acquisition [Line Items]
Assets, as recorded	185,927,300
Assets, fair value adjustments	(61,459,964) [4]
Assets, as recorded by CharterBank	124,467,336
Other Real Estate Owned
Business Acquisition [Line Items]
Assets, as recorded	24,943,178
Assets, fair value adjustments	(17,387,076) [5]
Assets, as recorded by CharterBank	7,556,102
FDIC Receivable
Business Acquisition [Line Items]
Assets, fair value adjustments	51,555,999 [6]
Assets, as recorded by CharterBank	51,555,999
Core Deposit Intangible
Business Acquisition [Line Items]
Assets, fair value adjustments	1,134,697 [7]
Assets, as recorded by CharterBank	1,134,697
Assets Other
Business Acquisition [Line Items]
Assets, as recorded	1,291,037
Assets, fair value adjustments	(251,246) [8]
Assets, as recorded by CharterBank	1,039,791
Deposit Liabilities
Business Acquisition [Line Items]
Liabilities, as Recorded	244,715,032
Liabilities, as Recorded by CharterBank	244,715,032
Deferred Tax Liability
Business Acquisition [Line Items]
Liabilities, fair Value Adjustments	420,919 [9]
Liabilities, as Recorded by CharterBank	420,919
Liabilities Other
Business Acquisition [Line Items]
Liabilities, as Recorded	2,768,954
Liabilities, fair Value Adjustments	400,000 [10]
Liabilities, as Recorded by CharterBank	$ 3,168,954

[1]	Amount represents the excess of assets acquired over liabilities assumed and since the asset discount bid by CharterBank of $28 million exceeded this amount, the difference resulted in a cash settlement with the FDIC on the acquisition date.
[2]	Adjustment reflects the initial wire received from the FDIC adjusted for overpayment by the FDIC on the acquisition date.
[3]	Adjustment reflects fair value adjustments based on the Bank's evaluation of the acquired investment securities portfolio.
[4]	Adjustment reflects fair value adjustments based on the Bank's evaluation of the acquired loan portfolio. The fair value adjustment includes adjustments for estimated credit losses, liquidity and servicing costs.
[5]	Adjustment reflects the estimated other real estate owned losses based on the Bank's evaluation of the acquired other real estate owned portfolio.
[6]	Adjustment reflects the estimated fair value of payments the Bank will receive from the FDIC under loss sharing agreements. The receivable was recorded at present value of the estimated cash flows using an average discount rate of approximately two percent.
[7]	Adjustment reflects fair value adjustments to record the estimated core deposit intangible.
[8]	Adjustment reflects fair value adjustments to record certain other assets acquired in this transaction.
[9]	Adjustment reflects differences between the financial statement and tax bases of assets acquired and liabilities assumed.
[10]	Adjustment reflects fair value adjustments to record certain other liabilities in this transaction.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed, First National Bank of Florida (Parenthetical) (Detail) (The First National Bank Of Florida ("FNB"), USD $)	Sep. 09, 2011
Business Acquisition [Line Items]
Average discount rate	2.00%
Business Acquisition, Purchase Price Allocation, Assets Acquired	$ 248,978,989
Discount For Assuming Liabilities
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation, Assets Acquired	$ 28,000,000

Securities Available for Sale (Detail) (USD $)	Sep. 30, 2012		Sep. 30, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 189,071,181		$ 161,723,633
Gross unrealized gains	3,720,867		2,471,696
Gross unrealized losses	(3,412,716)		(5,458,755)
Estimated fair value	189,379,333		158,736,574
Tax-Free Municipals
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	11,555,068		10,618,273
Gross unrealized gains	25,004		21,404
Gross unrealized losses	(1,571)		(13,452)
Estimated fair value	11,578,501		10,626,225
US Government-sponsored Enterprises Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	16,519,624		17,414,309
Gross unrealized gains	107,431		95,567
Estimated fair value	16,627,055		17,509,876
Mortgage-Backed FNMA
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	84,836,714		62,750,950
Gross unrealized gains	1,748,088		856,995
Estimated fair value	86,584,802		63,607,945
Mortgage-Backed GNMA
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	4,568,181		5,841,685
Gross unrealized gains	377,231		246,044
Estimated fair value	4,945,412		6,087,729
Mortgage-Backed FHLMC
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	45,178,602		20,634,103
Gross unrealized gains	1,065,844		657,084
Estimated fair value	46,244,446		21,291,187
Collateralized Mortgage Obligations FNMA
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	7,712,770		16,682,474
Gross unrealized gains	314,386		451,103
Estimated fair value	8,027,156		17,133,577
Collateralized Mortgage Obligations GNMA
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	499,503		3,648,357
Gross unrealized gains	3,960		29,348
Gross unrealized losses	(152)		(1,130)
Estimated fair value	503,311		3,676,575
Collateralized Mortgage Obligations FHLMC
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	533,379		870,973
Gross unrealized gains	46,710		72,653
Estimated fair value	580,089		943,626
Private Label Mortgage Securities Investment Grade
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,480,412		3,212,607
Gross unrealized gains	32,214		35,163
Gross unrealized losses	(155,882)		(424,674)
Estimated fair value	2,356,744		2,823,096
Private Label Mortgage Securities Split Rating
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	6,922,884	[1]	9,041,253	[1]
Gross unrealized gains			6,335	[1]
Gross unrealized losses	(676,581)	[1]	(995,327)	[1]
Estimated fair value	6,246,303	[1]	8,052,261	[1]
Private Label Mortgage Securities Non Investment Grade
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	8,264,044		11,008,649
Gross unrealized losses	(2,578,530)		(4,024,172)
Estimated fair value	$ 5,685,514		$ 6,984,477

[1]	Bonds with split ratings represent securities with separate investment and non investment grades.

Securities Available for Sale - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Available For Sale Securities [Line Items]
Proceeds from called or matured securities available for sale	$ 57,210,142	$ 52,477,822	$ 58,531,300
Proceeds from Sale of Available-for-sale Securities	41,638,363	41,338,234	54,299,637
Available-for-sale Securities, Gross Realized Gains	950,511	774,277	1,108,584
Available-for-sale Securities, Gross Realized Losses	10,745	0	209,669
Investment in FHLB stock	5,318,200	10,590,900
Securities available for sale, pledged to secure FHLB advances	127,617,291	56,190,496
Available-for-sale Securities, Gross Unrealized Losses	3,412,716	5,458,755
Available-for-sale Securities	189,379,333	158,736,574
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held	380,446	4,822,916	2,526,674
MARM 2004-15 4A1
Available For Sale Securities [Line Items]
Available-for-sale Securities	2,700,000
Credit Support Ratio	13.41
Bloomberg coverage ratios	3.16
MARM 2004-7 5A1
Available For Sale Securities [Line Items]
Credit Support Ratio	11.95
Bloomberg coverage ratios	3.16
Split Rate Bond	5,500,000
Private Label Mortgage Securities Number of Loans	15
Timely Payers	85.00%
HALTV Modified Loan	53.00%
Bankruptcy Loan	45.00%
MARM 2004-7 5A1 | Minimum
Available For Sale Securities [Line Items]
Weighted Average Housing Price Index LTV	54.00%
MARM 2004-7 5A1 | Maximum
Available For Sale Securities [Line Items]
Weighted Average Housing Price Index LTV	72.00%
MARM 2004-7 5A1 | Timely Payers
Available For Sale Securities [Line Items]
Private Label Mortgage Securities Number of Loans	13
SARM 2004-6 3A3
Available For Sale Securities [Line Items]
Available-for-sale Securities	1,300,000
Credit Support Ratio	13.36
Bloomberg coverage ratios	6.11
CMLTI 2004-HYB1 A31
Available For Sale Securities [Line Items]
Credit Support Ratio	18.04
Bloomberg coverage ratios	4.09
Split Rate Bond	1,400,000
CMLTI 2004-HYB1 A31 | Original Structure
Available For Sale Securities [Line Items]
Credit Support Ratio	4.3
MARM 2004-13 B1
Available For Sale Securities [Line Items]
Timely Payers	90.00%
Unrealized Loss on Securities	2,300,000
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held	380,000
Loan to Value Percentage	55.00%
Average Credit Score	737
Collateralized Mortgage Obligations
Available For Sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	3,400,000
Servicing Asset at Amortized Cost	16,500,000
One Security
Available For Sale Securities [Line Items]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities	273,000
Three Securities
Available For Sale Securities [Line Items]
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	380,000
Available-for-sale Securities
Available For Sale Securities [Line Items]
Proceeds from called or matured securities available for sale	$ 6,789,350	$ 3,574,950	$ 3,568,829
Investment in Federal Home Loan Bank Stock
Available For Sale Securities [Line Items]
Percent of total assets	0.52%

Amortized Cost and Estimated Fair Value of Investment Securities Available for Sale (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Schedule of Available-for-sale Securities [Line Items]
Less than 1 year	$ 1,619,783
1-5 years	17,977,502
Greater than 5 years	8,477,407
Mortgage-backed securities	189,071,181
Less than 1 year	1,627,437
1-5 years	18,081,140
Greater than 5 years	8,496,978
Mortgage-backed securities	189,379,333	158,736,574
Mortgage-backed Securities, Issued by Private Enterprises
Schedule of Available-for-sale Securities [Line Items]
Mortgage-backed securities	160,996,489
Mortgage-backed securities	$ 161,173,778

Securities Available for Sale in Continuous Unrealized Loss Position for Less Than 12 Months (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Amortized cost	$ 189,071,181	$ 161,723,633
Tax-Free Municipals
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Amortized cost	11,555,068	10,618,273
Less Than 12 Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Amortized cost		3,122,110
Gross unrealized losses		(124,051)
Estimated fair value		2,998,059
Less Than 12 Months | Tax-Free Municipals
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Amortized cost		1,339,585
Gross unrealized losses		(13,452)
Estimated fair value		1,326,133
Less Than 12 Months | Private Label Mortgage Securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Amortized cost		1,782,525
Gross unrealized losses		(110,599)
Estimated fair value		$ 1,671,926

Securities Available for Sale in Continuous Unrealized Loss Position for Greater Than 12 Months (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Amortized cost	$ 189,071,181	$ 161,723,633
Tax-Free Municipals
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Amortized cost	11,555,068	10,618,273
Collateralized Mortgage Obligations GNMA
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Amortized cost	499,503	3,648,357
Greater Than 12 Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Amortized cost	16,882,081	19,179,835
Gross unrealized losses	(3,412,716)	(5,334,704)
Estimated fair value	13,469,365	13,845,131
Greater Than 12 Months | Tax-Free Municipals
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Amortized cost	262,550
Gross unrealized losses	(1,571)
Estimated fair value	260,979
Greater Than 12 Months | Collateralized Mortgage Obligations GNMA
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Amortized cost	133,587	346,140
Gross unrealized losses	(152)	(1,130)
Estimated fair value	133,435	345,010
Greater Than 12 Months | Private Label Mortgage Securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Amortized cost	16,485,944	18,833,695
Gross unrealized losses	(3,410,993)	(5,333,574)
Estimated fair value	$ 13,074,951	$ 13,500,121

Changes in Amount of Credit Losses on Investment Securities Recognized in Earnings (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Gain (Loss) on Investments [Line Items]
Beginning balance of credit losses previously recognized in earnings	$ 4,822,916	$ 2,526,674
Amount related to credit losses for securities for which an other-than-temporary impairment was not previously recognized in earnings			2,526,674
Amount related to credit losses for securities for which an other-than-temporary impairment was recognized in earnings	273,259	2,296,242	2,526,674
Reduction due to credit impaired securities sold or fully settled	(4,715,729)
Ending balance of cumulative credit losses recognized in earnings	$ 380,446	$ 4,822,916	$ 2,526,674

Non-Agency Collateralized Mortgage Obligations (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 SARM 2004-6 3A3	Sep. 30, 2012 MARM 2004-15 4A1	Sep. 30, 2012 Collateralized Mortgage Obligations	Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Investment Grade	Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Investment Grade GSR 2003-4F 1A2	Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Investment Grade MASTR 2003-8 4A1	Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Investment Grade SARM 2004-6 3A3	Sep. 30, 2012 Collateralized Mortgage Obligations Split Rating	Sep. 30, 2012 Collateralized Mortgage Obligations Split Rating CMLTI 2004-HYB1 A31	Sep. 30, 2012 Collateralized Mortgage Obligations Split Rating MARM 2004-7 5A1	Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Non Investment Grade	Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Non Investment Grade MARM 2004-13 B1	Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Non Investment Grade MARM 2004-15 4A1	Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Moody's External Credit Rating, Investment Grade GSR 2003-4F 1A2		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Moody's External Credit Rating, Investment Grade MASTR 2003-8 4A1		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Moody's External Credit Rating, Investment Grade SARM 2004-6 3A3		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Moody's Split Rating CMLTI 2004-HYB1 A31		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Moody's Split Rating MARM 2004-7 5A1		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Moody's External Credit Rating, Non Investment Grade MARM 2004-13 B1		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Moody's External Credit Rating, Non Investment Grade MARM 2004-15 4A1		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Standard & Poor's External Credit Rating, Investment Grade GSR 2003-4F 1A2		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Standard & Poor's External Credit Rating, Investment Grade MASTR 2003-8 4A1		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Standard & Poor's External Credit Rating, Investment Grade SARM 2004-6 3A3		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Standard & Poor's Split Rating CMLTI 2004-HYB1 A31		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Standard & Poor's Split Rating MARM 2004-7 5A1		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Standard & Poor's External Credit Rating, Non Investment Grade MARM 2004-13 B1		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Standard & Poor's External Credit Rating, Non Investment Grade MARM 2004-15 4A1		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Fitch External Credit Rating, Investment Grade GSR 2003-4F 1A2		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Fitch External Credit Rating, Investment Grade MASTR 2003-8 4A1		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Fitch External Credit Rating, Investment Grade SARM 2004-6 3A3		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Fitch Split Rating CMLTI 2004-HYB1 A31		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Fitch Split Rating MARM 2004-7 5A1		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Fitch External Credit Rating, Non Investment Grade MARM 2004-13 B1		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Fitch External Credit Rating, Non Investment Grade MARM 2004-15 4A1
Investments Unrealized Gain Loss Positions [Line Items]
Cumulative Net Impairment Losses Recognized in Earnings					$ 380,000								$ 380,000	$ 380,000
Current Par Value					18,054,000	2,487,000	353,000	835,000	1,299,000	6,923,000	1,449,000	5,474,000	8,644,000	5,954,000	2,690,000
Amortized Cost	189,379,333	158,736,574	1,300,000	2,700,000	17,668,000	2,481,000	353,000	829,000	1,299,000	6,923,000	1,449,000	5,474,000	8,264,000	5,574,000	2,690,000
Market Value	189,379,333	158,736,574			14,289,000	2,356,000	359,000	854,000	1,143,000	6,248,000	1,446,000	4,802,000	5,685,000	3,273,000	2,412,000
Unrealized Gain (Loss)					$ (3,379,000)	$ (125,000)	$ 6,000	$ 25,000	$ (156,000)	$ (675,000)	$ (3,000)	$ (672,000)	$ (2,579,000)	$ (2,301,000)	$ (278,000)
Credit Rating																n/a	[1]	n/a	[1]	n/a	[1]	B1	[1]	Ba3	[1]	NR	[1]	B3	[1]	AAA/*-	[1]	AAA/*-	[1]	A+	[1]	n/a	[1]	BBB-/*	[1]	B-/*	[1]	n/a	[1]	AAA/*-	[1]	AAA	[1]	n/a	[1]	AA/*-	[1]	n/a	[1]	n/a	[1]	B	[1]

[1]	Credit ratings are current as of September 30, 2012.

Loans Receivable (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Loans not covered by loss sharing agreements:
Loans receivable	$ 436,966,775	$ 430,359,086
Unamortized loan origination fees, net	1,101,481	1,010,480
Allowance for loan losses	8,189,895	9,369,837
Total loans not covered, net	427,675,399	419,978,769
Residential Real Estate 1-4 Family
Loans not covered by loss sharing agreements:
Loans receivable	105,514,544	98,844,828
Commercial Real Estate Other Receivable
Loans not covered by loss sharing agreements:
Loans receivable	251,379,010	252,037,202
Commercial
Loans not covered by loss sharing agreements:
Loans receivable	16,596,833	17,612,661
Real Estate Construction
Loans not covered by loss sharing agreements:
Loans receivable	45,369,190	41,726,520
Consumer Other Financing Receivable
Loans not covered by loss sharing agreements:
Loans receivable	$ 18,107,198	$ 20,137,875

Covered Loans Acquired (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Loans covered by loss sharing agreements:
Loans receivable	$ 209,216,524	$ 333,347,562
Non-accretable difference	19,382,172	69,145,287
Allowance for covered loan losses	10,340,815	6,892,425
Total loans covered, net	166,228,316	235,049,585
Unamortized loan origination fees, net	(1,101,481)	(1,010,480)
Residential Real Estate 1-4 Family
Loans covered by loss sharing agreements:
Loans receivable	15,040,300	19,923,962
Commercial Real Estate Other Receivable
Loans covered by loss sharing agreements:
Loans receivable	160,160,252	263,261,697
Commercial
Loans covered by loss sharing agreements:
Loans receivable	25,967,404	32,741,770
Real Estate Construction
Loans covered by loss sharing agreements:
Loans receivable	1,881,427	8,838,691
Consumer Other Financing Receivable
Loans covered by loss sharing agreements:
Loans receivable	6,167,141	8,581,442
Accretable Discount
Loans covered by loss sharing agreements:
Deferred fees	12,924,347	21,598,532
Discount On Acquired Performing Loans
Loans covered by loss sharing agreements:
Deferred fees	308,728	622,258
Unamortized Loan Origination Fees
Loans covered by loss sharing agreements:
Unamortized loan origination fees, net	32,146	39,475
Impaired Loans At Acquisition
Loans covered by loss sharing agreements:
Loans receivable	91,538,519	170,210,482
Non-accretable difference	14,285,220	61,346,002
Allowance for covered loan losses	1,793,943
Total loans covered, net	65,590,059	91,971,380
Impaired Loans At Acquisition | Residential Real Estate 1-4 Family
Loans covered by loss sharing agreements:
Loans receivable	5,619,110	8,662,904
Impaired Loans At Acquisition | Commercial Real Estate Other Receivable
Loans covered by loss sharing agreements:
Loans receivable	71,806,980	142,358,465
Impaired Loans At Acquisition | Commercial
Loans covered by loss sharing agreements:
Loans receivable	12,081,845	10,263,020
Impaired Loans At Acquisition | Real Estate Construction
Loans covered by loss sharing agreements:
Loans receivable	1,321,752	8,059,927
Impaired Loans At Acquisition | Consumer Other Financing Receivable
Loans covered by loss sharing agreements:
Loans receivable	708,832	866,166
Impaired Loans At Acquisition | Accretable Discount
Loans covered by loss sharing agreements:
Deferred fees	9,869,297	16,893,100
Other Acquired Loans
Loans covered by loss sharing agreements:
Loans receivable	117,678,005	163,137,080
Non-accretable difference	5,096,952	7,799,285
Allowance for covered loan losses	8,546,872	6,892,425
Total loans covered, net	100,638,257	143,078,205
Other Acquired Loans | Residential Real Estate 1-4 Family
Loans covered by loss sharing agreements:
Loans receivable	9,421,190	11,261,058
Other Acquired Loans | Commercial Real Estate Other Receivable
Loans covered by loss sharing agreements:
Loans receivable	88,353,272	120,903,232
Other Acquired Loans | Commercial
Loans covered by loss sharing agreements:
Loans receivable	13,885,559	22,478,750
Other Acquired Loans | Real Estate Construction
Loans covered by loss sharing agreements:
Loans receivable	559,675	778,764
Other Acquired Loans | Consumer Other Financing Receivable
Loans covered by loss sharing agreements:
Loans receivable	5,458,309	7,715,276
Other Acquired Loans | Accretable Discount
Loans covered by loss sharing agreements:
Deferred fees	3,055,050	4,705,432
Other Acquired Loans | Discount On Acquired Performing Loans
Loans covered by loss sharing agreements:
Deferred fees	308,728	622,258
Other Acquired Loans | Unamortized Loan Origination Fees
Loans covered by loss sharing agreements:
Unamortized loan origination fees, net	$ 32,146	$ 39,475

Accretable Discount On Acquired Loans (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Balance, end of year	$ 166,228,316	$ 235,049,585
Covered Loans
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Balance, beginning of year	21,598,532	18,643,336
Accretable yield acquired		11,203,405
Loan accretion	(8,674,185)	(8,248,209)
Balance, end of year	12,924,347	21,598,532
Covered Loans | Impaired Loans At Acquisition
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Balance, beginning of year	16,893,100	10,166,664
Accretable yield acquired		11,203,405
Loan accretion	(7,023,803)	(4,476,969)
Balance, end of year	9,869,297	16,893,100
Covered Loans | Other Acquired Loans
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Balance, beginning of year	4,705,432	8,476,672
Loan accretion	(1,650,382)	(3,771,240)
Balance, end of year	$ 3,055,050	$ 4,705,432

Allowance for Loan Losses Transactions (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, end of year	$ 166,228,316		$ 235,049,585
Charged to FDIC Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for loan losses	(8,202,159)	[1]	(4,800,000)	[1]
Charged To Operations
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for loan losses	(1,201,596)	[1]	(1,200,000)	[1]
Covered Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year	6,892,425		15,553,536		23,832,265
Loans charged-off (gross)	(6,700,215)		(16,103,611)		(10,786,622)
Recoveries on loans previously charged-off	744,850		1,442,500		404,716
Balance, end of year	10,340,815		6,892,425		15,553,536
Covered Loans | Charged to FDIC Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for loan losses	8,202,159		4,800,000		1,682,542
Covered Loans | Charged To Operations
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for loan losses	$ 1,201,596		$ 1,200,000		$ 420,635

[1]	Amounts include the allowance for covered loan losses.

Changes in Carrying Value of FDIC Receivable (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Summary of Allowances for Credit Loss and Related Financing Receivables [Line Items]
Beginning balance	$ 96,777,791	$ 89,824,798
Fair value of FDIC receivable for loss sharing agreements at acquisition		51,555,999
Receipt of payments from FDIC	(80,528,485)	(53,615,832)
Accretion of fair value adjustment	1,461,779	1,035,125
Recovery of previous loss reimbursements	(3,252,736)	(3,617,003)
Provisions for estimated losses on covered assets	15,976,659	4,800,000
External expenses qualifying under loss sharing agreements	4,700,525	6,794,704
Balance, end of year	$ 35,135,533	$ 96,777,791

Loans Receivable - Additional Information (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 Commercial Real Estate	Sep. 30, 2012 Minimum	Sep. 30, 2012 Maximum	Sep. 30, 2012 Maximum Home Equity Line of Credit	Sep. 30, 2012 Charged To Operations		Sep. 30, 2011 Charged To Operations		Sep. 30, 2012 Charged to FDIC Receivable		Sep. 30, 2011 Charged to FDIC Receivable		Sep. 30, 2012 Neighborhood Community Bank ("NCB")	Sep. 30, 2011 Neighborhood Community Bank ("NCB")	Sep. 30, 2012 Neighborhood Community Bank ("NCB") Charged To Operations	Sep. 30, 2011 Neighborhood Community Bank ("NCB") Charged To Operations	Sep. 30, 2012 Neighborhood Community Bank ("NCB") Charged to FDIC Receivable	Sep. 30, 2011 Neighborhood Community Bank ("NCB") Charged to FDIC Receivable	Sep. 30, 2012 The First National Bank Of Florida ("FNB")	Sep. 30, 2011 The First National Bank Of Florida ("FNB")	Sep. 30, 2012 The First National Bank Of Florida ("FNB") Charged To Operations	Sep. 30, 2011 The First National Bank Of Florida ("FNB") Charged To Operations	Sep. 30, 2012 The First National Bank Of Florida ("FNB") Charged to FDIC Receivable	Sep. 30, 2011 The First National Bank Of Florida ("FNB") Charged to FDIC Receivable	Sep. 30, 2012 Pass Minimum	Sep. 30, 2012 Pass Maximum	Sep. 30, 2012 Defaulted Loans [Member]	Sep. 30, 2012 Accruing Loans	Sep. 30, 2012 Performing	Sep. 30, 2011 Performing	Sep. 30, 2012 Nonperforming	Sep. 30, 2011 Nonperforming	Sep. 30, 2012 Non Covered Loans
Debt Instrument [Line Items]
Debt Service Coverage Ratio					115.00%
Loans Percentage Secured By Properties				36.70%
Loan to Value Percentage							80.00%
Loans and Leases Receivable, Gross, Consumer, Home Equity (in Dollars)																																				$ 14,000,000
Restructured loans with a modified balance																															14,420,575	14,420,575	7,526,538	521,604	1,361,255
Percentage of Loan Portfolio																												80.00%	95.00%
Unallocated Allowance for Loan Loss					4.00%	12.00%
Increase in allowance for loan losses on loans								(1,201,596)	[1]	(1,200,000)	[1]	(8,202,159)	[1]	(4,800,000)	[1]	7,800,000	6,000,000	888,000	1,200,000	6,900,000	4,800,000	1,600,000		313,000		1,300,000
Servicing loans, aggregate principal balances	10,858,784	14,863,296	17,698,462
Loans to certain executive officers, directors, and their associates	802,957	1,521,462	10,102,736
Defaulted loan																														$ 199,000

[1]	Amounts include the allowance for covered loan losses.

Nonaccrual and Past Due Loans (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans receivable	$ 3,043,913	$ 11,694,209
Residential Real Estate 1-4 Family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans receivable	2,038,340	5,793,073
Commercial Real Estate Other Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans receivable	771,711	5,339,730
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans receivable	191,499	438,161
Commercial Real Estate Construction Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans receivable		26,291
Consumer Other Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans receivable	$ 42,363	$ 96,954

Age Analysis of Past Due Loans (Detail) (USD $)	Sep. 30, 2012		Sep. 30, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans	$ 436,966,775		$ 430,359,086
Residential Real Estate 1-4 Family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans	105,514,544		98,844,828
Commercial Real Estate Other Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans	251,379,010		252,037,202
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans	16,596,833		17,612,661
Real Estate Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans	45,369,190		41,726,520
Consumer Other Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans	18,107,198		20,137,875
Non Covered Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	3,189,544		4,847,429
Greater than 90 Days Past Due	621,257		4,292,097
Total Past Due	3,810,801		9,139,526
Current	433,155,974		421,219,560
Total Loans	436,966,775		430,359,086
Loans > 90 Days Accruing	401,726
Non Covered Loans | Residential Real Estate 1-4 Family
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	1,460,017		1,261,293
Greater than 90 Days Past Due	621,257		2,434,213
Total Past Due	2,081,274		3,695,506
Current	103,433,270		95,149,322
Total Loans	105,514,544		98,844,828
Loans > 90 Days Accruing	401,726
Non Covered Loans | Commercial Real Estate Other Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	1,459,472		3,073,129
Greater than 90 Days Past Due			1,671,035
Total Past Due	1,459,472		4,744,164
Current	249,919,538		247,293,038
Total Loans	251,379,010		252,037,202
Non Covered Loans | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	145,001		315,882
Greater than 90 Days Past Due			160,558
Total Past Due	145,001		476,440
Current	16,451,832		17,136,221
Total Loans	16,596,833		17,612,661
Non Covered Loans | Real Estate Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Greater than 90 Days Past Due			26,291
Total Past Due			26,291
Current	45,369,190		41,700,229
Total Loans	45,369,190		41,726,520
Non Covered Loans | Consumer Other Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	125,054		197,125
Total Past Due	125,054		197,125
Current	17,982,144		19,940,750
Total Loans	18,107,198		20,137,875
Covered Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	8,253,381		10,227,645
Greater than 90 Days Past Due	24,798,708		30,357,369
Total Past Due	33,052,089		40,585,014
Current	146,441,448		216,724,836
Total Loans	179,493,537	[1]	257,309,850	[2]
Loans > 90 Days Accruing	24,798,708	[3]	30,357,369	[3]
Covered Loans | Residential Real Estate 1-4 Family
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	734,789		1,263,640
Greater than 90 Days Past Due	834,569		1,852,536
Total Past Due	1,569,358		3,116,176
Current	11,460,232		13,377,864
Total Loans	13,029,590	[1]	16,494,040	[2]
Loans > 90 Days Accruing	834,570	[3]	1,852,536	[3]
Covered Loans | Commercial Real Estate Other Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	6,546,132		6,890,156
Greater than 90 Days Past Due	20,588,187		19,890,694
Total Past Due	27,134,319		26,780,850
Current	115,540,726		175,314,919
Total Loans	142,675,045	[1]	202,095,769	[2]
Loans > 90 Days Accruing	20,588,187	[3]	19,890,694	[3]
Covered Loans | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	917,019		1,840,322
Greater than 90 Days Past Due	2,984,197		4,854,955
Total Past Due	3,901,216		6,695,277
Current	13,723,435		18,340,062
Total Loans	17,624,651	[1]	25,035,339	[2]
Loans > 90 Days Accruing	2,984,197	[3]	4,854,955	[3]
Covered Loans | Real Estate Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Greater than 90 Days Past Due			3,617,000
Total Past Due			3,617,000
Current	1,343,072		2,251,184
Total Loans	1,343,072	[1]	5,868,184	[2]
Loans > 90 Days Accruing			3,617,000	[3]
Covered Loans | Consumer Other Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	55,441		233,527
Greater than 90 Days Past Due	391,755		142,184
Total Past Due	447,196		375,711
Current	4,373,983		7,440,807
Total Loans	4,821,179	[1]	7,816,518	[2]
Loans > 90 Days Accruing	$ 391,754	[3]	$ 142,184	[3]

[1]	Covered loan balances are net of non-accretable differences and allowance for covered loan losses and have not been reduced by $13,233,075 of accretable discounts.
[2]	Covered loan balances are net of non-accretable differences and allowance for covered loan losses and have not been reduced by $22,220,790 of accretable discounts.
[3]	Covered loans contractually past due greater than ninety days are reported as accruing loans because of accretable discounts established at the time of acquisition.

Age Analysis of Past Due Loans (Parenthetical) (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accretion of discount	$ 13,233,075	$ 22,220,790

Impaired Loans Not Covered by Loss Sharing (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Impaired [Line Items]
Recorded Investment		$ 20,149,236
Unpaid Principal Balance		20,438,431
Related Allowance		1,229,613
Average Investment in Impaired Loans		21,249,865
Interest Income Recognized		632,715
Residential Real Estate 1-4 Family
Financing Receivable, Impaired [Line Items]
Recorded Investment		5,854,706
Unpaid Principal Balance		5,934,610
Average Investment in Impaired Loans		5,970,816
Interest Income Recognized		111,556
Commercial Real Estate Other Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment		10,226,833
Unpaid Principal Balance		10,430,029
Related Allowance		1,162,795
Average Investment in Impaired Loans		10,393,922
Interest Income Recognized		354,313
Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment		2,490,107
Unpaid Principal Balance		2,496,202
Related Allowance		66,818
Average Investment in Impaired Loans		3,291,219
Interest Income Recognized		88,665
Real Estate Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment		1,577,590
Unpaid Principal Balance		1,577,590
Average Investment in Impaired Loans		1,593,908
Interest Income Recognized		78,181
With No Related Allowance Recorded
Financing Receivable, Impaired [Line Items]
Recorded Investment	17,823,851	17,203,313
Unpaid Principal Balance	19,942,187	17,491,758
Related Allowance
Average Investment in Impaired Loans	19,498,554	18,225,197
Interest Income Recognized	695,709	568,858
With No Related Allowance Recorded | Residential Real Estate 1-4 Family
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,500,824	5,854,706
Unpaid Principal Balance	2,982,895	5,934,610
Related Allowance
Average Investment in Impaired Loans	2,867,188	5,970,816
Interest Income Recognized	31,122	111,556
With No Related Allowance Recorded | Commercial Real Estate Other Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment	12,469,240	7,345,478
Unpaid Principal Balance	14,063,513	7,548,674
Related Allowance
Average Investment in Impaired Loans	13,689,972	7,443,685
Interest Income Recognized	568,615	290,456
With No Related Allowance Recorded | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,847,862	2,425,539
Unpaid Principal Balance	2,860,935	2,430,884
Related Allowance
Average Investment in Impaired Loans	2,908,659	3,216,788
Interest Income Recognized	95,676	88,665
With No Related Allowance Recorded | Real Estate Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	5,925	1,577,590
Unpaid Principal Balance	34,844	1,577,590
Related Allowance
Average Investment in Impaired Loans	32,735	1,593,908
Interest Income Recognized	296	78,181
With An Allowance Recorded
Financing Receivable, Impaired [Line Items]
Recorded Investment		2,945,923
Unpaid Principal Balance		2,946,673
Related Allowance		1,229,613
Average Investment in Impaired Loans		3,024,668
Interest Income Recognized		63,857
With An Allowance Recorded | Commercial Real Estate Other Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment		2,881,355
Unpaid Principal Balance		2,881,355
Related Allowance		1,162,795
Average Investment in Impaired Loans		2,950,237
Interest Income Recognized		63,857
With An Allowance Recorded | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment		64,568
Unpaid Principal Balance		63,318
Related Allowance		66,818
Average Investment in Impaired Loans		$ 74,431

Risk Grades of Loan Portfolio (Detail) (USD $)	Sep. 30, 2012		Sep. 30, 2011
Non Covered Loans
Composition of Loan Portfolio [Line Items]
Loan receivable	$ 436,966,775		$ 430,359,086
Non Covered Loans | Pass
Composition of Loan Portfolio [Line Items]
Loan receivable	389,314,624		366,823,015
Non Covered Loans | Special Mention
Composition of Loan Portfolio [Line Items]
Loan receivable	15,861,978		36,003,611
Non Covered Loans | Substandard
Composition of Loan Portfolio [Line Items]
Loan receivable	31,790,173		27,251,319
Non Covered Loans | Doubtful
Composition of Loan Portfolio [Line Items]
Loan receivable			281,141
Covered Loans
Composition of Loan Portfolio [Line Items]
Loan receivable	179,493,537	[1]	257,309,850	[2]
Covered Loans | Numerical Risk Rating
Composition of Loan Portfolio [Line Items]
Loan receivable	74,525,963		135,855,403
Covered Loans | Greater Than Normal Credit Risk
Composition of Loan Portfolio [Line Items]
Loan receivable	35,396,998		28,682,803
Covered Loans | Excessive Credit Risk
Composition of Loan Portfolio [Line Items]
Loan receivable	63,209,120		77,747,953
Covered Loans | Potential Loss
Composition of Loan Portfolio [Line Items]
Loan receivable	6,361,456		15,023,691
Residential Real Estate 1-4 Family | Non Covered Loans
Composition of Loan Portfolio [Line Items]
Loan receivable	105,514,544		98,844,828
Residential Real Estate 1-4 Family | Non Covered Loans | Pass
Composition of Loan Portfolio [Line Items]
Loan receivable	97,045,428		89,121,799
Residential Real Estate 1-4 Family | Non Covered Loans | Special Mention
Composition of Loan Portfolio [Line Items]
Loan receivable	3,525,488		3,486,324
Residential Real Estate 1-4 Family | Non Covered Loans | Substandard
Composition of Loan Portfolio [Line Items]
Loan receivable	4,943,628		6,236,705
Residential Real Estate 1-4 Family | Covered Loans
Composition of Loan Portfolio [Line Items]
Loan receivable	13,029,590	[1]	16,494,040	[2]
Residential Real Estate 1-4 Family | Covered Loans | Numerical Risk Rating
Composition of Loan Portfolio [Line Items]
Loan receivable	7,153,464		10,693,680
Residential Real Estate 1-4 Family | Covered Loans | Greater Than Normal Credit Risk
Composition of Loan Portfolio [Line Items]
Loan receivable	2,223,780		1,266,882
Residential Real Estate 1-4 Family | Covered Loans | Excessive Credit Risk
Composition of Loan Portfolio [Line Items]
Loan receivable	3,217,548		4,018,325
Residential Real Estate 1-4 Family | Covered Loans | Potential Loss
Composition of Loan Portfolio [Line Items]
Loan receivable	434,798		515,153
Commercial Real Estate | Non Covered Loans
Composition of Loan Portfolio [Line Items]
Loan receivable	251,379,010		252,037,202
Commercial Real Estate | Non Covered Loans | Pass
Composition of Loan Portfolio [Line Items]
Loan receivable	217,582,908		210,707,732
Commercial Real Estate | Non Covered Loans | Special Mention
Composition of Loan Portfolio [Line Items]
Loan receivable	11,396,970		25,456,968
Commercial Real Estate | Non Covered Loans | Substandard
Composition of Loan Portfolio [Line Items]
Loan receivable	22,399,132		15,756,651
Commercial Real Estate | Non Covered Loans | Doubtful
Composition of Loan Portfolio [Line Items]
Loan receivable			115,851
Commercial Real Estate | Covered Loans
Composition of Loan Portfolio [Line Items]
Loan receivable	142,675,045	[1]	202,095,769	[2]
Commercial Real Estate | Covered Loans | Numerical Risk Rating
Composition of Loan Portfolio [Line Items]
Loan receivable	56,448,239		103,968,632
Commercial Real Estate | Covered Loans | Greater Than Normal Credit Risk
Composition of Loan Portfolio [Line Items]
Loan receivable	27,564,628		25,350,072
Commercial Real Estate | Covered Loans | Excessive Credit Risk
Composition of Loan Portfolio [Line Items]
Loan receivable	54,282,789		63,319,301
Commercial Real Estate | Covered Loans | Potential Loss
Composition of Loan Portfolio [Line Items]
Loan receivable	4,379,389		9,457,764
Commercial | Non Covered Loans
Composition of Loan Portfolio [Line Items]
Loan receivable	16,596,833		17,612,661
Commercial | Non Covered Loans | Pass
Composition of Loan Portfolio [Line Items]
Loan receivable	13,252,993		13,629,735
Commercial | Non Covered Loans | Special Mention
Composition of Loan Portfolio [Line Items]
Loan receivable	93,033		448,711
Commercial | Non Covered Loans | Substandard
Composition of Loan Portfolio [Line Items]
Loan receivable	3,250,807		3,373,657
Commercial | Non Covered Loans | Doubtful
Composition of Loan Portfolio [Line Items]
Loan receivable			160,558
Commercial | Covered Loans
Composition of Loan Portfolio [Line Items]
Loan receivable	17,624,651	[1]	25,035,339	[2]
Commercial | Covered Loans | Numerical Risk Rating
Composition of Loan Portfolio [Line Items]
Loan receivable	6,912,992		12,378,784
Commercial | Covered Loans | Greater Than Normal Credit Risk
Composition of Loan Portfolio [Line Items]
Loan receivable	4,040,798		1,773,795
Commercial | Covered Loans | Excessive Credit Risk
Composition of Loan Portfolio [Line Items]
Loan receivable	5,127,288		5,879,654
Commercial | Covered Loans | Potential Loss
Composition of Loan Portfolio [Line Items]
Loan receivable	1,543,573		5,003,106
Real Estate Construction | Non Covered Loans
Composition of Loan Portfolio [Line Items]
Loan receivable	45,369,190		41,726,520
Real Estate Construction | Non Covered Loans | Pass
Composition of Loan Portfolio [Line Items]
Loan receivable	44,075,754		33,824,113
Real Estate Construction | Non Covered Loans | Special Mention
Composition of Loan Portfolio [Line Items]
Loan receivable	286,505		6,230,194
Real Estate Construction | Non Covered Loans | Substandard
Composition of Loan Portfolio [Line Items]
Loan receivable	1,006,931		1,672,213
Real Estate Construction | Covered Loans
Composition of Loan Portfolio [Line Items]
Loan receivable	1,343,072	[1]	5,868,184	[2]
Real Estate Construction | Covered Loans | Numerical Risk Rating
Composition of Loan Portfolio [Line Items]
Loan receivable			2,251,184
Real Estate Construction | Covered Loans | Greater Than Normal Credit Risk
Composition of Loan Portfolio [Line Items]
Loan receivable	1,343,072
Real Estate Construction | Covered Loans | Excessive Credit Risk
Composition of Loan Portfolio [Line Items]
Loan receivable			3,617,000
Consumer And Other | Non Covered Loans
Composition of Loan Portfolio [Line Items]
Loan receivable	18,107,198		20,137,875
Consumer And Other | Non Covered Loans | Pass
Composition of Loan Portfolio [Line Items]
Loan receivable	17,357,541		19,539,636
Consumer And Other | Non Covered Loans | Special Mention
Composition of Loan Portfolio [Line Items]
Loan receivable	559,982		381,414
Consumer And Other | Non Covered Loans | Substandard
Composition of Loan Portfolio [Line Items]
Loan receivable	189,675		212,093
Consumer And Other | Non Covered Loans | Doubtful
Composition of Loan Portfolio [Line Items]
Loan receivable			4,732
Consumer And Other | Covered Loans
Composition of Loan Portfolio [Line Items]
Loan receivable	4,821,179	[1]	7,816,518	[2]
Consumer And Other | Covered Loans | Numerical Risk Rating
Composition of Loan Portfolio [Line Items]
Loan receivable	4,011,268		6,563,123
Consumer And Other | Covered Loans | Greater Than Normal Credit Risk
Composition of Loan Portfolio [Line Items]
Loan receivable	224,720		292,054
Consumer And Other | Covered Loans | Excessive Credit Risk
Composition of Loan Portfolio [Line Items]
Loan receivable	581,495		913,673
Consumer And Other | Covered Loans | Potential Loss
Composition of Loan Portfolio [Line Items]
Loan receivable	$ 3,696		$ 47,668

[1]	Covered loan balances are net of non-accretable differences and allowances for covered loan losses and have not been reduced by $13,233,075 of accretable discounts.
[2]	Covered loan balances are net of non-accretable differences and allowances for covered loan losses and have not been reduced by $22,220,790 of accretable discounts.

Risk Grades of Loan Portfolio (Parenthetical) (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Composition of Loan Portfolio [Line Items]
Accretion of Discount (in Dollars)	$ 13,233,075	$ 22,220,790

Allowance for Loan Losses on Loans Not Covered (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Allowance for loan losses:
Ending balance	$ 8,189,895	$ 9,369,837
Loans:
Ending balance	436,966,775	430,359,086
Non Covered Loans
Allowance for loan losses:
Beginning balance	9,369,837	9,797,095	9,331,612
Charge-offs	(4,530,784)	(2,248,523)	(5,407,747)
Recoveries	50,842	121,265	73,230
Provision	3,300,000	1,700,000	5,800,000
Ending balance	8,189,895	9,369,837	9,797,095
Ending balance: individually evaluated for impairment		1,229,613
Loans:
Ending balance	436,966,775	430,359,086
Ending balance: individually evaluated for impairment	17,823,851	20,149,236
Residential Real Estate 1-4 Family | Non Covered Loans
Allowance for loan losses:
Beginning balance	633,364	1,023,078
Charge-offs	(1,180,899)	(600,210)
Recoveries	3,881	63,310
Provision	1,423,508	147,186
Ending balance	879,854	633,364
Loans:
Ending balance	105,514,544	98,844,828
Ending balance: individually evaluated for impairment	2,500,824	5,854,706
Commercial Real Estate | Non Covered Loans
Allowance for loan losses:
Beginning balance	5,972,310	6,103,391
Charge-offs	(2,824,917)	(957,064)
Recoveries	359
Provision	2,332,380	825,983
Ending balance	5,480,132	5,972,310
Ending balance: individually evaluated for impairment		1,162,795
Loans:
Ending balance	251,379,010	252,037,202
Ending balance: individually evaluated for impairment	12,469,240	10,226,833
Commercial | Non Covered Loans
Allowance for loan losses:
Beginning balance	821,830	623,479
Charge-offs	(408,314)	(517,435)
Recoveries	41,473	36,756
Provision	256,605	679,030
Ending balance	711,594	821,830
Ending balance: individually evaluated for impairment		66,818
Loans:
Ending balance	16,596,833	17,612,661
Ending balance: individually evaluated for impairment	2,847,862	2,490,107
Real Estate Construction | Non Covered Loans
Allowance for loan losses:
Beginning balance	1,065,512	1,236,169
Charge-offs	(28,919)	(21,822)
Recoveries		159
Provision	(749,464)	(148,994)
Ending balance	287,129	1,065,512
Loans:
Ending balance	45,369,190	41,726,520
Ending balance: individually evaluated for impairment	5,925	1,577,590
Consumer And Other | Non Covered Loans
Allowance for loan losses:
Beginning balance	48,276	79,149
Charge-offs	(87,735)	(151,992)
Recoveries	5,129	21,040
Provision	113,957	100,079
Ending balance	79,627	48,276
Loans:
Ending balance	18,107,198	20,137,875
Unallocated | Non Covered Loans
Allowance for loan losses:
Beginning balance	828,545	731,829
Provision	(76,986)	96,716
Ending balance	$ 751,559	$ 828,545

Allowance for Loan Losses on Covered Loans (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2012 Covered Loans		Sep. 30, 2011 Covered Loans		Sep. 30, 2012 Charged to FDIC Receivable		Sep. 30, 2011 Charged to FDIC Receivable		Sep. 30, 2012 Charged To Operations		Sep. 30, 2011 Charged To Operations		Sep. 30, 2012 Residential Real Estate 1-4 Family	Sep. 30, 2011 Residential Real Estate 1-4 Family		Sep. 30, 2010 Residential Real Estate 1-4 Family		Sep. 30, 2012 Residential Real Estate 1-4 Family Covered Loans		Sep. 30, 2011 Residential Real Estate 1-4 Family Covered Loans		Sep. 30, 2012 Residential Real Estate 1-4 Family Charged to FDIC Receivable		Sep. 30, 2011 Residential Real Estate 1-4 Family Charged to FDIC Receivable		Sep. 30, 2012 Residential Real Estate 1-4 Family Charged To Operations		Sep. 30, 2011 Residential Real Estate 1-4 Family Charged To Operations		Sep. 30, 2012 Commercial Real Estate	Sep. 30, 2011 Commercial Real Estate		Sep. 30, 2010 Commercial Real Estate		Sep. 30, 2012 Commercial Real Estate Covered Loans		Sep. 30, 2011 Commercial Real Estate Covered Loans		Sep. 30, 2012 Commercial Real Estate Charged to FDIC Receivable		Sep. 30, 2011 Commercial Real Estate Charged to FDIC Receivable		Sep. 30, 2012 Commercial Real Estate Charged To Operations		Sep. 30, 2011 Commercial Real Estate Charged To Operations		Sep. 30, 2012 Commercial	Sep. 30, 2011 Commercial		Sep. 30, 2010 Commercial		Sep. 30, 2012 Commercial Covered Loans		Sep. 30, 2011 Commercial Covered Loans		Sep. 30, 2012 Commercial Charged to FDIC Receivable		Sep. 30, 2011 Commercial Charged to FDIC Receivable		Sep. 30, 2012 Commercial Charged To Operations		Sep. 30, 2011 Commercial Charged To Operations		Sep. 30, 2012 Real Estate Construction	Sep. 30, 2011 Real Estate Construction		Sep. 30, 2010 Real Estate Construction		Sep. 30, 2012 Real Estate Construction Covered Loans		Sep. 30, 2011 Real Estate Construction Covered Loans		Sep. 30, 2012 Real Estate Construction Charged to FDIC Receivable		Sep. 30, 2011 Real Estate Construction Charged to FDIC Receivable		Sep. 30, 2012 Real Estate Construction Charged To Operations		Sep. 30, 2011 Real Estate Construction Charged To Operations		Sep. 30, 2012 Consumer And Other	Sep. 30, 2011 Consumer And Other		Sep. 30, 2010 Consumer And Other		Sep. 30, 2012 Consumer And Other Covered Loans		Sep. 30, 2011 Consumer And Other Covered Loans		Sep. 30, 2012 Consumer And Other Charged to FDIC Receivable		Sep. 30, 2011 Consumer And Other Charged to FDIC Receivable		Sep. 30, 2012 Consumer And Other Charged To Operations		Sep. 30, 2011 Consumer And Other Charged To Operations
Non-accretable differences:
Balance at beginning of year	$ 29,722,987	$ 76,037,712	[1]	$ 68,414,115	[1]													$ 2,010,709	$ 3,429,923	[1]	$ 1,856,851	[1]													$ 17,485,206	$ 61,165,928	[1]	$ 39,160,920	[1]													$ 8,342,754	$ 7,706,431	[1]	$ 23,266,859	[1]													$ 538,355	$ 2,970,506	[1]	$ 2,497,018	[1]													$ 1,345,963	$ 764,924	[1]	$ 1,632,467	[1]
Provision for loan losses charged										8,202,159	[1]	4,800,000	[1]	1,201,596	[1]	1,200,000	[1]										85,717	[1]	198,879	[1]	3,383	[1]	49,719	[1]										4,165,963	[1]	3,569,308	[1]	928,599	[1]	892,326	[1]										2,907,496	[1]	52,460	[1]	242,681	[1]	13,115	[1]										96,225	[1]	198,449	[1]	5,578	[1]	49,614	[1]										946,758	[1]	780,904	[1]	21,355	[1]	195,226	[1]
Charge-offs						(60,274,445)	[1]	(49,716,253)	[1]														(1,515,979)	[1]	(53,748)	[1]														(49,170,125)	[1]	(24,943,324)	[1]														(6,664,343)	[1]	(20,020,399)	[1]														(2,533,954)	[1]	(2,811,511)	[1]														(390,044)	[1]	(1,887,271)	[1]
Recoveries						4,555,965	[1]	4,738,851	[1]														7,665	[1]	67,943	[1]														394,841	[1]	1,220,753	[1]														4,150,489	[1]	3,334,031	[1]																74,875	[1]														2,970	[1]	41,249	[1]
Acquisition								46,600,999	[1]																1,310,279	[1]																41,265,945	[1]																1,060,365	[1]																2,962,061	[1]																2,349	[1]
Ending balance	29,722,987	76,037,712	[1]	68,414,115	[1]													2,010,709	3,429,923	[1]	1,856,851	[1]													17,485,206	61,165,928	[1]	39,160,920	[1]													8,342,754	7,706,431	[1]	23,266,859	[1]													538,355	2,970,506	[1]	2,497,018	[1]													1,345,963	764,924	[1]	1,632,467	[1]
Covered loans:
Ending contractual balance	$ 209,216,524	$ 333,347,562																$ 15,040,300	$ 19,923,962																$ 160,160,252	$ 263,261,697																$ 25,967,404	$ 32,741,770																$ 1,881,427	$ 8,838,691																$ 6,167,141	$ 8,581,442

[1]	Amounts include the allowance for covered loan losses.

Summary of Activity with Respect to Aggregate Loans to Executive Officers, Directors, and Their Associates, and Affiliated Companies (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Loans to Banking Clients [Line Items]
Beginning balance	$ 1,521,462	$ 10,102,736
Additions to new officer loans		817,443
Repayments	(718,505)	(9,398,717)
Ending balance	$ 802,957	$ 1,521,462

Troubled Debt Restructurings (Detail) (USD $)	Sep. 30, 2012 Loan	Sep. 30, 2011 Loan
Accruing Loans
Financing Receivable, Modifications [Line Items]
Number of loans	13	15
Pre-Modification Outstanding Recorded Investment	$ 7,605,846	$ 7,270,137
Post-Modification Outstanding Recorded Investment	7,521,459	7,270,137
Accruing Loans | Below Market Interest Rate
Financing Receivable, Modifications [Line Items]
Number of loans	11
Pre-Modification Outstanding Recorded Investment	7,511,054
Post-Modification Outstanding Recorded Investment	7,426,667
Accruing Loans | Below Market Interest Rate | Commercial Real Estate Other Receivable
Financing Receivable, Modifications [Line Items]
Number of loans	10
Pre-Modification Outstanding Recorded Investment	4,854,691
Post-Modification Outstanding Recorded Investment	4,802,649
Accruing Loans | Below Market Interest Rate | Commercial
Financing Receivable, Modifications [Line Items]
Number of loans	1
Pre-Modification Outstanding Recorded Investment	2,656,363
Post-Modification Outstanding Recorded Investment	2,624,018
Accruing Loans | Payment Structure Modification
Financing Receivable, Modifications [Line Items]
Number of loans	2	15
Pre-Modification Outstanding Recorded Investment	94,792	7,270,137
Post-Modification Outstanding Recorded Investment	94,792	7,270,137
Accruing Loans | Payment Structure Modification | Commercial Real Estate Other Receivable
Financing Receivable, Modifications [Line Items]
Number of loans	2	4
Pre-Modification Outstanding Recorded Investment	94,792	3,669,828
Post-Modification Outstanding Recorded Investment	94,792	3,669,828
Accruing Loans | Payment Structure Modification | Residential Real Estate 1-4 Family
Financing Receivable, Modifications [Line Items]
Number of loans		1
Pre-Modification Outstanding Recorded Investment		61,633
Post-Modification Outstanding Recorded Investment		61,633
Accruing Loans | Payment Structure Modification | Commercial Non Real Estate
Financing Receivable, Modifications [Line Items]
Number of loans		1
Pre-Modification Outstanding Recorded Investment		1,987,378
Post-Modification Outstanding Recorded Investment		1,987,378
Accruing Loans | Payment Structure Modification | Real Estate Construction
Financing Receivable, Modifications [Line Items]
Number of loans		9
Pre-Modification Outstanding Recorded Investment		1,551,298
Post-Modification Outstanding Recorded Investment		1,551,298
Non Accrual Loans
Financing Receivable, Modifications [Line Items]
Number of loans	1	3
Pre-Modification Outstanding Recorded Investment	131,841	1,000,371
Post-Modification Outstanding Recorded Investment	131,022	1,000,371
Non Accrual Loans | Payment Structure Modification
Financing Receivable, Modifications [Line Items]
Number of loans	1	2
Pre-Modification Outstanding Recorded Investment	131,841	82,103
Post-Modification Outstanding Recorded Investment	131,022	82,103
Non Accrual Loans | Payment Structure Modification | Commercial Real Estate Other Receivable
Financing Receivable, Modifications [Line Items]
Number of loans	1	1
Pre-Modification Outstanding Recorded Investment	131,841	24,269
Post-Modification Outstanding Recorded Investment	131,022	24,269
Non Accrual Loans | Payment Structure Modification | Residential Real Estate 1-4 Family
Financing Receivable, Modifications [Line Items]
Pre-Modification Outstanding Recorded Investment		57,834
Post-Modification Outstanding Recorded Investment		57,834
Non Accrual Loans | Payment Structure Modification | Commercial Non Real Estate
Financing Receivable, Modifications [Line Items]
Number of loans		1
Non Accrual Loans | Extended payment terms
Financing Receivable, Modifications [Line Items]
Number of loans		1
Pre-Modification Outstanding Recorded Investment		918,268
Post-Modification Outstanding Recorded Investment		918,268
Non Accrual Loans | Extended payment terms | Commercial Real Estate Other Receivable
Financing Receivable, Modifications [Line Items]
Number of loans		1
Pre-Modification Outstanding Recorded Investment		918,268
Post-Modification Outstanding Recorded Investment		$ 918,268

Derivative Instruments and Hedging Activities - Additional Information (Detail) (USD $)	12 Months Ended
Sep. 30, 2012
Derivative [Line Items]
Notional Amount of Interest Rate Derivatives	$ 1,207,703
Interest Rate Cash Flow Hedge Asset at Fair Value	1,200,000
Interest Rate Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	5,830
Interest Rate Derivatives, at Fair Value, Net	$ 12,443

Accrued Interest and Dividends Receivable (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Schedule of Other Assets [Line Items]
Accrued interest and dividends receivable	$ 3,241,320	$ 3,690,433
Loans Receivable
Schedule of Other Assets [Line Items]
Accrued interest and dividends receivable	2,520,272	2,806,716
Collateralized Mortgage Backed Securities
Schedule of Other Assets [Line Items]
Accrued interest and dividends receivable	462,466	461,486
Other Investment Securities
Schedule of Other Assets [Line Items]
Accrued interest and dividends receivable	$ 258,582	$ 422,231

Non-Covered Real Estate Owned (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Real Estate Properties [Line Items]
Balance, beginning of year	$ 4,093,214
Gain (loss) on sale of real estate owned	24,074	44,894	102,235
Real estate transferred to premises and equipment	(474,000)	(286,154)
Balance, end of year	2,106,757	4,093,214
Non-Covered Real Estate
Real Estate Properties [Line Items]
Balance, beginning of year	4,093,214	9,641,425	4,777,542
Real estate acquired through foreclosure of loans receivable	2,577,269	3,760,607	10,528,383
Real estate sold	(3,453,111)	(8,203,154)	(4,789,815)
Write down of real estate owned	(612,541)	(774,616)	(707,519)
Gain (loss) on sale of real estate owned	(24,074)	(44,894)	(167,166)
Real estate transferred to premises and equipment	(474,000)	(286,154)
Balance, end of year	$ 2,106,757	$ 4,093,214	$ 9,641,425

Covered Real Estate Owned (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Real Estate Properties [Line Items]
Balance, end of year	$ 21,903,204	$ 24,671,626
Covered Real Estate
Real Estate Properties [Line Items]
Balance, beginning of year	24,671,626	29,626,581	10,681,499
Real estate sold	(16,911,373)	(23,581,114)	(12,667,118)
Provision for losses on other real estate owned recognized in noninterest expense	(685,500)		(691,592)
Increase of FDIC receivable for loss sharing agreements	(7,774,500)		(2,766,366)
Balance, end of year	21,903,204	24,671,626	29,626,581
Covered Real Estate | FDIC Loss Sharing Agreement
Real Estate Properties [Line Items]
Real estate acquired		7,556,102	15,131,544
Covered Real Estate | Foreclosure Of Loans Receivable
Real Estate Properties [Line Items]
Real estate acquired	$ 22,602,951	$ 11,070,057	$ 19,938,614

Premises and Equipment (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Line Items]
Land	$ 6,882,381	$ 6,399,132
Buildings and improvements	18,564,624	17,001,254
Furniture, fixtures, and equipment	6,470,985	5,697,504
Construction in progress	90,248
Property, Plant and Equipment, Gross, Total	32,008,238	29,097,890
Less accumulated depreciation	8,397,596	7,332,592
Premises and equipment, net	$ 23,610,642	$ 21,765,298

Premises and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense for premises and equipment	$ 1,235,436	$ 1,096,342	$ 914,022

Deposits (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Deposit, Amount
Demand, NOW, and money market accounts	$ 405,100,488	$ 390,319,695
Savings deposits	51,191,715	56,856,613
Time deposits $100,000 and over	177,919,765	243,488,663
12 months or less	113,512,566	154,118,379
13-36 months	40,164,500	44,608,981
37 months or more	12,372,512	21,701,475
Total deposits	800,261,546	911,093,806
Accrued interest payable	117,630	470,917
Deposit Liabilities And Accrued Interest Payable, Total	$ 800,379,176	$ 911,564,723
Weighted average interest rates
Demand, NOW, and money market accounts	0.22%	0.36%
Savings deposits	0.05%	0.53%
Time deposits $100,000 and over	1.41%	1.93%
12 months or less	0.65%	1.19%
13-36 months	1.72%	1.94%
37 months or more	1.67%	2.78%
Total deposits	0.62%	1.07%
Minimum
Range of interest rates
Demand, NOW, and money market accounts	0.00%	0.00%
Savings deposits	0.05%	0.00%
Time deposits $100,000 and over	0.00%	0.00%
12 months or less	0.03%	0.00%
13-36 months	0.05%	0.40%
37 months or more	0.15%	0.75%
Maximum
Range of interest rates
Demand, NOW, and money market accounts	1.49%	1.49%
Savings deposits	0.05%	0.88%
Time deposits $100,000 and over	4.35%	5.92%
12 months or less	5.40%	5.36%
13-36 months	4.35%	5.40%
37 months or more	2.58%	3.70%

Deposits - Additional Information (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Deposit Liabilities [Line Items]
Deposits	$ 800,261,546	$ 911,093,806
Broker
Deposit Liabilities [Line Items]
Deposits	10,200,000	10,200,000
Credit Union
Deposit Liabilities [Line Items]
Deposits	10,700,000	17,500,000
Officers, directors, and associates
Deposit Liabilities [Line Items]
Deposits	$ 3,900,000	$ 4,600,000

Scheduled Maturities of Time Deposits (Detail) (USD $)	Sep. 30, 2012
Time Deposits [Line Items]
2013	$ 215,172,920
2014	54,916,591
2015	48,282,316
2016	12,377,589
2017 and thereafter	13,219,927
Time Deposits, Total	$ 343,969,343

Interest Expense on Deposits (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Interest Bearing Deposits [Line Items]
Demand, NOW, and money market accounts	$ 1,035,681	$ 1,691,458	$ 2,720,807
Savings deposits	104,043	37,212	69,004
Time deposits	5,454,537	7,666,875	9,437,534
Deposits	$ 6,594,261	$ 9,395,545	$ 12,227,345

Borrowings (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Debt Instrument [Line Items]
Federal Home Loan Bank advances	$ 81,000,000	$ 110,000,000
Total Borrowings	$ 81,000,000	$ 110,000,000

FHLB Advances Summarized by Year of Maturity (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Amount
Less than one year	$ 21,000,000	$ 30,000,000
One to two years	5,000,000	20,000,000
Two to three years	5,000,000	5,000,000
Three to four years	25,000,000	5,000,000
Four to five years		25,000,000
Thereafter	25,000,000	25,000,000
Federal Home Loan Bank advances	$ 81,000,000	$ 110,000,000
Weighted average interest rates
Less than one year	3.49%	4.61%
One to two years	3.80%	3.65%
Two to three years	3.99%	3.80%
Three to four years	4.33%	3.99%
Four to five years		4.33%
Thereafter	4.30%	4.30%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Weighted Average Interest Rate	4.05%	4.24%
Less than one year
Range of interest rates
Range of interest rates, minimum	0.36%	3.30%
Range of interest rates, maximum	3.88%	4.87%
One to two years
Range of interest rates
Range of interest rates	3.80%
Range of interest rates, minimum		3.42%
Range of interest rates, maximum		3.88%
Two to three years
Range of interest rates
Range of interest rates	3.99%	3.80%
Three to four years
Range of interest rates
Range of interest rates	4.33%	3.99%
Four to five years
Range of interest rates
Range of interest rates		4.33%
Thereafter
Range of interest rates
Range of interest rates	4.30%	4.30%

Borrowings - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Debt Instrument [Line Items]
Payment of FHLB advances	$ 30,000,000	$ 102,809,558	$ 24,491,486
Prepaid FHLB advances		60,000,000
FHLB Advance, prepayment penalty		809,558
FHLB advances, maturities period	2012-03	2011-01
Securities available for sale, pledged to secure FHLB advances	127,617,291	56,190,496
Line of credit commitments with FHLB	315,510,000
Line of credit commitments with FHLB, advanced	81,000,000	110,000,000
Callable
Debt Instrument [Line Items]
FHLB advances	25,000,000
Total assets
Debt Instrument [Line Items]
Line of credit commitments with FHLB, available	234,510,000
Collateralized Debt Obligations
Debt Instrument [Line Items]
Line of credit commitments with FHLB, available	140,741,581
Federal Home Loan Bank Of Atlanta
Debt Instrument [Line Items]
Line of credit commitments with FHLB, available	48,097,919
First Mortgage
Debt Instrument [Line Items]
Loans pledged, under a blanket floating collateral lien with FHLB	62,601,169
Commercial Loan
Debt Instrument [Line Items]
Loans pledged, under a blanket floating collateral lien with FHLB	$ 73,102,194

Interest Expense on Borrowing (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Interest Expense [Line Items]
Securities sold under agreements to repurchase		$ 536	$ 599
Federal Home Loan
Bank advances	3,994,754	5,831,456	10,529,525
Borrowings	$ 3,994,754	$ 5,831,992	$ 10,530,124

Income Tax Expense (Benefit) (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Federal
Current	$ 3,057,729	$ 2,518,411	$ 2,264,618
Deferred	(2,247,339)	(1,767,062)	(236,153)
Total federal tax expense	810,390	751,349	2,028,465
State
Current	320,035	149,480	99,935
Deferred	(491,375)	(206,437)	(41,739)
Total state tax expense	(171,340)	(56,957)	58,196
Income tax expense	$ 639,050	$ 694,392	$ 2,086,661

Disclosure - Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Tax Disclosure [Line Items]
Statutory rate	35.00%	35.00%	35.00%
Effective tax rate	11.38%	23.15%	26.01%
Unrecognized Tax benefits		$ 1,010,000	$ 1,010,000	$ 1,010,000

Computation of Difference Between Actual Total Provision for Federal and State Income Taxes and Federal Income Taxes (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Schedule Of Effective Tax Rates Line Items
Computed "expected" tax expense	$ 1,966,210	$ 1,049,910	$ 2,807,578
Increase (decrease) in tax expense resulting from:
State income taxes, net of federal tax effect	(111,371)	(37,022)	37,827
Tax-exempt income	(437,006)	(383,779)	(394,857)
Market value depreciation of ESOP shares	(2,816)		1,492
Management retirement plan	51,224
Release of uncertain tax position reserve	(1,010,000)
Other, net	182,809	65,283	(365,379)
Income tax expense	$ 639,050	$ 694,392	$ 2,086,661

Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Deferred tax assets:
Allowance for loan losses	$ 3,192,375	$ 3,654,711
Deferred compensation	987,061	899,934
Stock compensation expense	810,415	795,589
Real estate acquired through foreclosure	736,677	743,353
State credits	261,718	485,765
Investment securities market adjustment for tax reporting	133,964	110,146
FDIC transactions	455,005
Other than temporary impairment	1,432,675	1,327,033
Net unrealized holding losses on securities available for sale		1,015,600
Other	1,115,169	719,247
Total gross deferred tax assets	9,125,059	9,751,378
Deferred tax liabilities:
Deferred loans cost, net	381,048	351,876
Depreciation	2,226,714	2,367,985
FDIC transaction		2,411,750
Net unrealized holding losses on securities available for sale	104,772
Other	236,326	61,909
Total gross deferred tax liabilities	2,948,860	5,193,520
Net deferred tax assets	$ 6,176,199	$ 4,557,858

Reconciliation of Unrecognized Tax Benefit (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance at beginning of the year	$ 1,010,000	$ 1,010,000	$ 1,010,000
Additions based on tax positions related to the current year
Increase (decrease) based on tax positions related to prior years
Reductions as a result of statutes of limitations expiring	(1,010,000)
Balance at end of the year		$ 1,010,000	$ 1,010,000

Employee Benefits - Additional Information (Detail) (USD $)	12 Months Ended			24 Months Ended				12 Months Ended					1 Months Ended			12 Months Ended				12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2012 Shares Granted, Not Yet Vested	Sep. 30, 2012 Available For Grants	Sep. 30, 2012 Minimum	Sep. 30, 2012 Maximum	Sep. 30, 2012 Supplemental Executive Retirement Plan	Sep. 30, 2011 Supplemental Executive Retirement Plan	Sep. 30, 2010 Supplemental Executive Retirement Plan	Jun. 30, 2012 Supplemental Executive Retirement Plan Group 8	Jun. 30, 2012 Supplemental Executive Retirement Plan Group 9	Jun. 30, 2012 Supplemental Executive Retirement Plan Group 10	Sep. 30, 2012 Stock Options	Sep. 30, 2011 Stock Options	Sep. 30, 2010 Stock Options	Sep. 30, 2009 Stock Options	Sep. 30, 2012 13,000 Options	Sep. 30, 2012 4,000 options	Sep. 30, 2011 55,000 Options	Sep. 30, 2010 155,000 Options	Sep. 30, 2010 Restricted Stock	Sep. 30, 2012 Restricted Stock
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Expense related to incentive plans	$ 1,860,695	$ 503,545	$ 1,030,187
Vesting period								4 years	5 years															5 years
Options, exercise period from grant date																10 years				120 months	120 months	90 months	84 months
Number of authorized shares for the plan	707,943			707,943																					283,177
Shares issued upon the exercise of option granted	73,628
Option granted, outstanding	559,025			559,025												559,025	565,275	512,775	357,775
Remaining shares available to be granted	75,290			75,290
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures				71,500																13,000	4,000	55,000	155,000
Shares issued in period, intrinsic value				48,795
Stock option expense	93,876	105,091	61,186
Unrecognized stock option expense not yet recognized	200,701			200,701
Unrecognized stock option expense not yet recognized, period of recognition																3 years
Benefit plan, benefit payment period					15 years
Retirement benefit benefit restoration plan as a percentage of final base salary													50.00%	30.00%	10.00%
Benefit plan, accrued liability										1,326,929	1,203,641
Benefit plan, period expense										123,288	150,820	135,841
Common Stock, Shares Held in Employee Trust, Shares	57,280			57,280		23,891	33,389
ESOP trust borrowing	3,171,580		2,334,000
Shares for allocation under the ESOP	317,158			317,158
Additional shares purchased by ESOP in incremental stock offering			300,000
Service year required for vesting of shares under ESOP	5 years
Expense related to ESOP	311,866
ESOP shares, allocated		21,146	15,157
ESOP shares committed to be allocated	21,000			21,000
ESOP shares, unallocated shares	418,393			418,393
ESOP shares, market value of unallocated shares	$ 4,079,332			$ 4,079,332

Fair Value of Options Assumptions (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012 13,000 Options	Sep. 30, 2012 4,000 options	Sep. 30, 2010 155,000 Options	Sep. 30, 2011 55,000 Options
Net Periodic Benefit Cost Assumptions [Line Items]
Risk-free interest rate	1.80%	1.80%	2.92%	3.21%
Dividend yield	2.00%	2.20%	1.99%	2.50%
Expected life at date of grant	120 months	120 months	84 months	90 months
Volatility	19.56%	19.56%	23.90%	17.78%
Weighted average grant-date fair value	$ 1.73	$ 1.38	$ 2.2	$ 1.27

Stock Option Activity (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Shares
Options exercised	73,628
Options outstanding- end of year	559,025
Stock Options
Shares
Options outstanding- beginning of year	565,275	512,775	357,775
Options exercised
Options forfeited	(23,250)	(2,500)
Options granted	17,000	55,000	155,000
Options outstanding- end of year	559,025	565,275	512,775	357,775
Options exercisable at end of year		5,500	5,750
Weighted average exercise price/share
Options outstanding- beginning of year	$ 10.76	$ 10.99	$ 11.35
Options exercised
Options forfeited	$ 15.11	$ 32.99
Options granted	$ 9.28	$ 9	$ 10.2
Options outstanding- end of year	$ 10.54	$ 10.76	$ 10.99	$ 11.35
Options exercisable at end of		$ 29.42	$ 29.42
Weighted average remaining life (years)
Options forfeited	7 years	3 years
Options granted	9 years	9 years	7 years
Options outstanding- end of year	8 years	8 years	9 years	10 years
Options exercisable at end of year		4 years	4 years

Stock Options Outstanding (Detail) (USD $)	12 Months Ended
Sep. 30, 2012
Employee Benefit Plan [Line Items]
Number outstanding at September 30, 2012	559,025
Exercise Price 11.00
Employee Benefit Plan [Line Items]
Number outstanding at September 30, 2012	337,525
Remaining contractual life in years	7 years
Exercise price per share	$ 11
Exercise Price 10.20
Employee Benefit Plan [Line Items]
Number outstanding at September 30, 2012	150,000
Remaining contractual life in years	8 years
Exercise price per share	$ 10.2
Exercise Price 9.00
Employee Benefit Plan [Line Items]
Number outstanding at September 30, 2012	54,500
Remaining contractual life in years	8 years
Exercise price per share	$ 9
Exercise Price 9.15
Employee Benefit Plan [Line Items]
Number outstanding at September 30, 2012	13,000
Remaining contractual life in years	9 years
Exercise price per share	$ 9.15
Exercise Price 9.72
Employee Benefit Plan [Line Items]
Number outstanding at September 30, 2012	4,000
Remaining contractual life in years	9 years
Exercise price per share	$ 9.72

Stock Activity (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Expensed for year	$ 108,845	$ 216,668	$ 191,906
Restricted Stock
Defined Benefit Plan Disclosure [Line Items]
Shares granted			28,000
Fair value per share at grant date			$ 10.2
Aggregate value at grant date			285,600
Vesting for current year grants			5 years
Expensed for year	$ 108,845	$ 216,668	$ 191,906

Restricted Stock Award (Detail) (Restricted Stock, USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Restricted Stock
Schedule of Employee Benefit Plans [Line Items]
Unvested Restricted stock awards- beginning of year	35,083	51,574	34,616
Granted			28,000
Vested	11,192	15,491	11,042
Cancelled or expired		1,000
Unvested Restricted stock awards- end of year	23,891	35,083	51,574
Unvested Restricted stock awards- beginning of year	$ 20.84	$ 22.74	$ 39.96
Granted			$ 10.2
Vested	$ 32.15	$ 25.29	$ 35.52
Cancelled or expired		$ 50
Unvested Restricted stock awards- end of year	$ 15.53	$ 20.84	$ 22.74

Financial Instruments with Off-balance-sheet Risk (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Loss Contingencies [Line Items]
Commitments to originate loans	$ 56,485,854	$ 49,208,501
Mortgage Loans
Loss Contingencies [Line Items]
Commitments to originate loans	1,001,524	2,113,950
Non-Mortgage Loans
Loss Contingencies [Line Items]
Commitments to originate loans	6,969,900	4,825,144
Open-End Consumer Loans
Loss Contingencies [Line Items]
Commitments to originate loans	10,489,768	11,451,150
Open-End Commercial Loans
Loss Contingencies [Line Items]
Commitments to originate loans	2,145,762	10,483,615
Construction Loans
Loss Contingencies [Line Items]
Commitments to originate loans	$ 35,878,900	$ 20,334,642

Commitments to Fund Fixed Rate Loans (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Loss Contingencies [Line Items]
Amount	$ 697,524	$ 4,167,350
Minimum
Loss Contingencies [Line Items]
Range of Rate	2.99%	3.25%
Maximum
Loss Contingencies [Line Items]
Range of Rate	3.99%	7.00%

Commitments and Contingent Liabilities - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Loss Contingencies [Line Items]
Adjustable rate mortgage loans with interest rate caps and floors	$ 58,223,438	$ 66,724,000
Rent expense	$ 1,039,369	$ 892,227	$ 688,378

Future Minimum Lease Commitments (Detail) (USD $)	Sep. 30, 2012
Operating Leased Assets [Line Items]
2013	$ 647,562
2014	678,060
2015	704,310
2016	669,600
2017	48,000
Thereafter	213,000
Operating Leases, Future Minimum Payments Due, Total	$ 2,960,532

Fair Value of Financial Instruments and Fair Value Measurement - Additional Information (Detail)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liquidity Risk	5.50%	5.50%

Estimated Fair Value of On-Balance Sheet Financial Instruments (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Financial assets, Carrying Value
Cash and cash equivalents	$ 108,828,220	$ 149,761,646	$ 235,638,582	$ 53,840,036
Investments available for sale	189,379,333	158,736,574
FHLB stock	5,318,200	10,590,900
Loans receivable, net	593,903,715	655,028,354
Loans held for sale	2,691,508	291,367
Cash surrender value of life insurance	33,831,920	32,774,523
FDIC Receivable for loss sharing agreements	35,135,533	96,777,791
Accrued interest and dividends receivable	3,241,320	3,690,433
Financial liabilities, Carrying Value
Deposits	800,261,546	911,093,806
FHLB advances and other borrowings	81,000,000	110,000,000
Derivative instruments	12,443
Accrued interest payable	320,980	705,924
Financial assets, Total Estimated Fair Value
Cash and cash equivalents	108,828,220	149,761,646
Investments available for sale	189,379,333	158,736,574
FHLB Stock	5,318,200	10,590,900
Loans receivable, net	561,448,457	621,497,141
Loans held for sale	2,741,672	299,744
Cash surrender value of life insurance	33,831,920	32,774,523
FDIC Receivable for loss sharing agreements	35,492,184	97,106,804
Accrued interest and dividends receivable	3,241,320	3,690,433
Financial liabilities, Total Estimated Fair Value
Deposits	805,422,429	919,678,187
FHLB advances and other borrowings	90,732,925	120,809,014
Derivative instruments	12,443
Accrued interest payable	320,980	705,924
Fair Value, Inputs, Level 1
Financial assets, Total Estimated Fair Value
Cash and cash equivalents	108,828,220
Fair Value, Inputs, Level 2
Financial assets, Total Estimated Fair Value
Investments available for sale	189,379,333	158,736,574
FHLB Stock	5,318,200
Loans held for sale	2,741,672
Cash surrender value of life insurance	33,831,920
Accrued interest and dividends receivable	721,048
Financial liabilities, Total Estimated Fair Value
Deposits	805,422,429
FHLB advances and other borrowings	90,732,925
Derivative instruments	12,443
Accrued interest payable	320,980
Fair Value, Inputs, Level 3
Financial assets, Total Estimated Fair Value
Loans receivable, net	561,448,457
FDIC Receivable for loss sharing agreements	35,492,184
Accrued interest and dividends receivable	$ 2,520,272

Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $)	Sep. 30, 2012		Sep. 30, 2011
Investment securities available for sale:
Available for sale securities	$ 189,379,333		$ 158,736,574
Assets held for sale	2,741,672		299,744
Tax-Free Municipals
Investment securities available for sale:
Available for sale securities	11,578,501		10,626,225
US Government-sponsored Enterprises Debt Securities
Investment securities available for sale:
Available for sale securities	16,627,055		17,509,876
Mortgage-Backed FNMA
Investment securities available for sale:
Available for sale securities	86,584,802		63,607,945
Mortgage-Backed GNMA
Investment securities available for sale:
Available for sale securities	4,945,412		6,087,729
Mortgage-Backed FHLMC
Investment securities available for sale:
Available for sale securities	46,244,446		21,291,187
Collateralized Mortgage Obligations FNMA
Investment securities available for sale:
Available for sale securities	8,027,156		17,133,577
Collateralized Mortgage Obligations GNMA
Investment securities available for sale:
Available for sale securities	503,311		3,676,575
Collateralized Mortgage Obligations FHLMC
Investment securities available for sale:
Available for sale securities	580,089		943,626
Private Label Mortgage Securities Investment Grade
Investment securities available for sale:
Available for sale securities	2,356,744		2,823,096
Split Rating
Investment securities available for sale:
Available for sale securities	6,246,303	[1]	8,052,261	[1]
Private Label Mortgage Securities Non Investment Grade
Investment securities available for sale:
Available for sale securities	5,685,514		6,984,477
Asset Held For Sale
Investment securities available for sale:
Assets held for sale	1,054,280
Recurring Assets At Fair Value
Investment securities available for sale:
Total recurring assets at fair value	190,433,613
Derivative Instruments-Swap Liability
Investment securities available for sale:
Derivative instruments-swap liability	12,443
Recurring Liabilities At Fair Value
Investment securities available for sale:
Total recurring liabilities at fair value	12,443
Fair Value, Inputs, Level 2
Investment securities available for sale:
Available for sale securities	189,379,333		158,736,574
Assets held for sale	2,741,672
Fair Value, Inputs, Level 2 | Tax-Free Municipals
Investment securities available for sale:
Available for sale securities	11,578,501		10,626,225
Fair Value, Inputs, Level 2 | US Government-sponsored Enterprises Debt Securities
Investment securities available for sale:
Available for sale securities	16,627,055		17,509,876
Fair Value, Inputs, Level 2 | Mortgage-Backed FNMA
Investment securities available for sale:
Available for sale securities	86,584,802		63,607,945
Fair Value, Inputs, Level 2 | Mortgage-Backed GNMA
Investment securities available for sale:
Available for sale securities	4,945,412		6,087,729
Fair Value, Inputs, Level 2 | Mortgage-Backed FHLMC
Investment securities available for sale:
Available for sale securities	46,244,446		21,291,187
Fair Value, Inputs, Level 2 | Collateralized Mortgage Obligations FNMA
Investment securities available for sale:
Available for sale securities	8,027,156		17,133,577
Fair Value, Inputs, Level 2 | Collateralized Mortgage Obligations GNMA
Investment securities available for sale:
Available for sale securities	503,311		3,676,575
Fair Value, Inputs, Level 2 | Collateralized Mortgage Obligations FHLMC
Investment securities available for sale:
Available for sale securities	580,089		943,626
Fair Value, Inputs, Level 2 | Private Label Mortgage Securities Investment Grade
Investment securities available for sale:
Available for sale securities	2,356,744		2,823,096
Fair Value, Inputs, Level 2 | Split Rating
Investment securities available for sale:
Available for sale securities	6,246,303	[1]	8,052,261	[1]
Fair Value, Inputs, Level 2 | Private Label Mortgage Securities Non Investment Grade
Investment securities available for sale:
Available for sale securities	5,685,514		6,984,477
Fair Value, Inputs, Level 2 | Asset Held For Sale
Investment securities available for sale:
Assets held for sale	1,054,280
Fair Value, Inputs, Level 2 | Recurring Assets At Fair Value
Investment securities available for sale:
Total recurring assets at fair value	190,433,613
Fair Value, Inputs, Level 2 | Derivative Instruments-Swap Liability
Investment securities available for sale:
Derivative instruments-swap liability	12,443
Fair Value, Inputs, Level 2 | Recurring Liabilities At Fair Value
Investment securities available for sale:
Total recurring liabilities at fair value	$ 12,443

[1]	Bonds with split ratings represent securities with separate investment and non investment grades.

Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Non Covered Loans
Impaired loans:
Impaired loans	$ 2,925,972	$ 2,120,385
Non-Covered Real Estate
Other real estate owned:
Other real estate owned	2,106,757	4,093,214
Covered Real Estate
Other real estate owned:
Other real estate owned	21,903,204	24,671,626
Fair Value, Inputs, Level 3 | Non Covered Loans
Impaired loans:
Impaired loans	2,925,972	2,120,385
Fair Value, Inputs, Level 3 | Non-Covered Real Estate
Other real estate owned:
Other real estate owned	2,106,757	4,093,214
Fair Value, Inputs, Level 3 | Covered Real Estate
Other real estate owned:
Other real estate owned	$ 21,903,204	$ 24,671,626

Quantitative Information about Level 3 Fair Value Measurements (Detail) (USD $)	12 Months Ended
Sep. 30, 2012
Impaired Loans
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 2,925,972
Valuation Technique	Property appraisals
Unobservable Input	Management discount for property type and recent market volatility
Weighted Average Discount	35.00%
Real Estate Investment
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 24,009,961
Valuation Technique	Property appraisals
Unobservable Input	Management discount for property type and recent market volatility
Weighted Average Discount	31.00%
Minimum | Impaired Loans
Fair Value Inputs, Assets, Quantitative Information [Line Items]
General Range	10.00%
Minimum | Real Estate Investment
Fair Value Inputs, Assets, Quantitative Information [Line Items]
General Range	20.00%
Maximum | Impaired Loans
Fair Value Inputs, Assets, Quantitative Information [Line Items]
General Range	55.00%
Maximum | Real Estate Investment
Fair Value Inputs, Assets, Quantitative Information [Line Items]
General Range	40.00%

Regulatory Matters - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Aggregate average cash reserve balances maintained to satisfy the regulatory requirement	$ 10,463,000	$ 13,530,000
Minimum regulatory tangible capital ratio		4.00%
Leverage ratio	4.00%
Total risk-based capital ratio	8.00%	8.00%
Tier 1 risk-based capital ratio	4.00%	4.00%
Tangible equity ratio		10.70%
Investment in BOLI	27.10%
First Charter MHC
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Dividends waived	$ 422,896	$ 1,700,000	$ 5,700,000
Minimum
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Investment in BOLI	25.00%
FIRREA
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum regulatory tangible capital ratio	1.50%
Leverage ratio	3.00%
Total risk-based capital ratio	8.00%
Critically Undercapitalized | Maximum
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tangible equity ratio	2.00%

Compliance with Minimum Capital Requirements (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk Based Capital (to Risk-Weighted Assets), actual Amount	$ 133,626	$ 123,295
Total Risk Based Capital (to Risk-Weighted Assets), actual ratio	19.20%	24.40%
Total Risk Based Capital (to Risk-Weighted Assets for Capital Adequacy Purposes, amount	55,610	40,498
Total Risk Based Capital (to Risk-Weighted Assets for Capital Adequacy Purposes, ratio	8.00%	8.00%
Total Risk Based Capital (to Risk-Weighted Assets to be Well Capitalized Under Prompt Correct Action Provisions, Amount	69,512	50,623
Total Risk Based Capital (to Risk-Weighted Assets to be Well Capitalized Under Prompt Correct Action Provisions, ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), actual Amount	124,931	116,975
Tier 1 Capital (to Risk Weighted Assets), actual ratio	18.00%	23.10%
Tier 1 Capital (to Risk Weighted Assets) for Capital Adequacy Purposes, amount	27,805	20,249
Tier 1 Capital (to Risk Weighted Assets) for Capital Adequacy Purposes, ratio	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	41,707	30,374
Tier 1 Capital (to Risk Weighted Assets), ratio	6.00%	6.00%
Tier 1 Capital (to Average Assets), actual Amount	124,931
Tier 1 Capital (to Average Assets), actual ratio	12.20%
Tier 1 Capital (to Average Assets)for Capital Adequacy Purposes, amount	41,097
Tier 1 Capital (to Average Assets) for Capital Adequacy Purposes, ratio	4.00%
Tier 1 Capital (to Average Assets), Amount	51,371
Tier 1 Capital (to Average Assets), ratio	5.00%
Tangible Equity to Tangible Assets at Period End, actual Amount		124,757
Tangible Equity to Tangible Assets at Period End, actual ratio		10.70%
Tangible Equity to Tangible Assets at Period End for Capital Adequacy Purposes, amount		46,709
Tangible Equity to Tangible Assets at Period End for Capital Adequacy Purposes, ratio		4.00%
Tangible Equity to Tangible Assets at Period End, amount		$ 58,387
Tangible Equity to Tangible Assets at Period End, ratio		5.00%

Related Parties - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010 Legal Fee	Sep. 30, 2010 Legal Fee	Sep. 30, 2011 Construction Services	Sep. 30, 2012 Insurance Premiums	Sep. 30, 2011 Insurance Premiums
Related Party Transaction [Line Items]
Payments for transaction with related parties	$ 134,548	$ 400,094	$ 1,290,204	$ 148,449	$ 92,398

Condensed Balance Sheet (Parent Only) (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Assets
Cash	$ 108,828,220	$ 149,761,646	$ 235,638,582	$ 53,840,036
Deferred tax asset	6,176,199	4,557,858
Other assets	487,954	2,817,922
Total assets	1,032,220,096	1,171,710,250
Liabilities and Stockholders' Equity Liabilities
Total liabilities	889,699,328	1,032,294,550
Stockholders' equity:
Common stock, 0.01 par value; issued 19,859,219 shares at September 2012 and 2011, respectively; outstanding 18,229,760 and 18,603,889 shares in 2012 and 2011, respectively	198,592	198,592
Preferred Stock, no par value; 10,000,000 shares authorized
Additional paid-in capital	73,483,605	73,083,363
Treasury stock, at cost; 1,629,459 and 1,255,330 shares in 2012 and 2011, respectively	(39,362,686)	(36,127,940)
Unearned compensation - ESOP	(3,571,121)	(3,729,390)
Retained earnings	111,568,998	107,962,533
Accumulated other comprehensive loss	203,380	(1,971,458)
Total stockholders' equity	142,520,768	139,415,700	136,876,367	99,345,178
Total liabilities and stockholders' equity	1,032,220,096	1,171,710,250
Parent Company
Assets
Cash	7,766,056	7,968,065	12,123,609	12,646,287
Investment in thrift subsidiary	130,739,990	128,938,580
Deferred tax asset	4,576,510	3,377,879
Other assets	33,464	141,421
Total assets	143,116,020	140,425,945
Liabilities and Stockholders' Equity Liabilities
Accrued expenses	595,252	1,010,245
Total liabilities	595,252	1,010,245
Stockholders' equity:
Common stock, 0.01 par value; issued 19,859,219 shares at September 2012 and 2011, respectively; outstanding 18,229,760 and 18,603,889 shares in 2012 and 2011, respectively	198,592	198,592
Preferred Stock, no par value; 10,000,000 shares authorized
Additional paid-in capital	73,483,605	73,083,363
Treasury stock, at cost; 1,629,459 and 1,255,330 shares in 2012 and 2011, respectively	(39,362,686)	(36,127,940)
Unearned compensation - ESOP	(3,571,121)	(3,729,390)
Retained earnings	111,568,998	107,962,533
Accumulated other comprehensive loss	203,380	(1,971,458)
Total stockholders' equity	142,520,768	139,415,700
Total liabilities and stockholders' equity	$ 143,116,020	$ 140,425,945

Condensed Balance Sheet (Parent Only) (Parenthetical) (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	19,859,219	19,859,219
Common stock, shares outstanding	18,229,760	18,603,889
Preferred stock, Par value
Preferred stock, Authorized	10,000,000	10,000,000
Treasury stock, shares	1,629,459	1,255,330
Parent Company
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	19,859,219	19,859,219
Common stock, shares outstanding	18,229,760	18,603,889
Preferred stock, Par value
Preferred stock, Authorized	10,000,000	10,000,000
Treasury stock, shares	1,629,459	1,255,330

Condensed Income Statement (Parent Only) (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income
Interest income	$ 48,101,038	$ 45,786,312	$ 49,958,790
Other income	967,505	346,322	387,129
Expenses:
Salaries and employee benefits	19,332,621	15,762,074	13,812,938
Occupancy	7,789,954	6,520,914	5,945,678
Legal and professional	1,627,769	2,105,319	1,507,993
Marketing	1,875,591	1,619,275	1,576,574
Other	3,693,346	2,558,616	1,922,093
Total noninterest expenses	40,307,623	33,941,985	30,468,760
Income before income taxes	5,617,742	2,999,744	8,021,651
Income tax benefit	(639,050)	(694,392)	(2,086,661)
Net income	4,978,692	2,305,352	5,934,990
Parent Company
Income
Interest income	13,976	64,371	88,875
Loss on other investment			(1,000,000)
Other income		49,837
Total operating income (loss)	13,976	114,208	(911,125)
Expenses:
Salaries and employee benefits	312,915	278,649	252,564
Occupancy	38,648	27,538	24,648
Legal and professional	375,298	295,216	142,420
Marketing	98,597	129,538	127,335
Other	173,305	164,557	155,813
Total noninterest expenses	998,763	895,498	702,780
Income before income taxes	(984,787)	(781,290)	(1,613,905)
Income tax benefit	(333,631)	(267,338)	(682,424)
Loss before equity in undistributed net income of subsidiary	(651,156)	(513,952)	(931,481)
Equity in undistributed net income of subsidiary	5,629,848	2,819,304	6,866,471
Net income	$ 4,978,692	$ 2,305,352	$ 5,934,990

Condensed Cash Flows Statement (Parent Only) (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net income	$ 4,978,692	$ 2,305,352	$ 5,934,990
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Deferred tax benefit	(2,738,714)	(1,973,499)	(277,892)
Restricted stock award expense	108,845	216,668	191,906
Stock based compensation expense	93,876	105,091	61,186
Other than temporary impairment			1,000,000
(Increase) decrease in other assets	1,741,670	4,125,736	(5,182,241)
Increase (decrease) in accrued expenses	(2,242,543)	(5,239,014)	2,902,698
Net cash (used in) provided by operating activities	(1,013,794)	(165,482)	(3,685,174)
Cash flows from investing activities:
Net cash (used in) provided by investing activities	104,684,230	176,268,273	254,590,472
Cash flows from financing activities:
Purchase of treasury stock awards	(3,588,013)
Stock issuance			27,857,569
Dividends paid	(1,372,227)	(1,940,899)	(1,640,926)
Net cash provided by (used in) financing activities	(144,603,862)	(261,979,727)	(69,106,752)
Net decrease in cash	(40,933,426)	(85,876,936)	181,798,546
Cash and cash equivalents at beginning of period	149,761,646	235,638,582	53,840,036
Cash and cash equivalents at end of period	108,828,220	149,761,646	235,638,582
Supplemental disclosures of cash flow information
Income taxes paid	2,529,000	1,678,641	3,724,092
Issuance of ESOP common stock	158,269	151,600	137,000
Effect of restricted stock awards	659,633	391,764	402,242
Unrealized gain (loss) on securities available for sale, net	2,174,838	1,526,425	4,779,128
Parent Company
Cash flows from operating activities:
Net income	4,978,692	2,305,352	5,934,990
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Deferred tax benefit	(1,198,631)	(1,973,499)	(277,892)
Restricted stock award expense	108,845	216,668	191,906
Stock based compensation expense	93,876	105,091	61,186
Other than temporary impairment			1,000,000
Equity in undistributed net income of subsidiary	(5,629,848)	(2,819,304)	(6,866,471)
(Increase) decrease in other assets	107,958	(1,206,939)	189,639
Increase (decrease) in accrued expenses	294,062	1,156,864	7,448
Net cash (used in) provided by operating activities	(1,245,046)	(2,215,767)	240,806
Cash flows from investing activities:
Capital distribution (infusion) with Bank subsidiary	6,000,000		(27,000,000)
Net cash (used in) provided by investing activities	6,000,000		(27,000,000)
Cash flows from financing activities:
Purchase of treasury stock awards	(3,588,013)
Dividends on restricted stock awards	(80)	(610)	(1,418)
Stock issuance			27,857,569
Dividends paid	(1,368,870)	(1,939,167)	(1,619,635)
Net cash provided by (used in) financing activities	(4,956,963)	(1,939,777)	26,236,516
Net decrease in cash	(202,009)	(4,155,544)	(522,678)
Cash and cash equivalents at beginning of period	7,968,065	12,123,609	12,646,287
Cash and cash equivalents at end of period	7,766,056	7,968,065	12,123,609
Supplemental disclosures of cash flow information
Income taxes paid	5,000	1,678,641	3,724,092
Issuance of ESOP common stock	158,269	151,600	137,000
Effect of restricted stock awards	659,633	391,794	402,242
Unrealized gain (loss) on securities available for sale, net	$ 2,174,838	$ 1,526,425	$ 4,779,128

Common Stock Offerings - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended				1 Months Ended
	Apr. 20, 2010	Sep. 30, 2010	Sep. 30, 2012 First Charter MHC	Sep. 30, 2011 First Charter MHC	Apr. 20, 2010 First Charter MHC	Apr. 20, 2010 Employee Stock
Stockholders Equity Note [Line Items]
Equity method investment, ownership percentage			63.00%	63.00%	61.00%
Gross common stock proceeds from offering	$ 30,600,000	$ 27,857,569				$ 2,300,000
Offering expenses	$ 4,000,000
Cancellation of shares previously owned by First Charter, MHC (in shares)	4,400,000